Registration No. 2-69719
                                                  File No. 811-3105

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          / X /

          PRE-EFFECTIVE AMENDMENT NO. __                         /   /

          POST-EFFECTIVE AMENDMENT NO. 33                        / X /

                                                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   / X /


                   Amendment No. 27                                        / X /

OPPENHEIMER TARGET FUND
(Exact Name of Registrant as Specified in Charter)
Two World Trade Center, New York, New York 10048-0203
(Address of Principal Executive Offices)
212-323-0200
(Registrant's Telephone Number)

ANDREW J. DONOHUE, ESQ.
Oppenheimer Management Corporation
Two World Trade Center, New York, New York 10048-0203
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

      /   / Immediately upon filing pursuant to paragraph (b)

      / X / On November 1, 1995, pursuant to paragraph (b)

      /   / 60 days after filing pursuant to paragraph (a)(1)

      /   / On ________________, pursuant to paragraph (a)(1)

      /   / 75 days after filing pursuant to paragraph (a)(2)

      /   / On _____________, pursuant to paragraph (a)(2) of Rule 485


The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the
Registrant's fiscal year ended December 31, 1994 was filed on February
27, 1995.

                                                                FORM N-1A

                                                         OPPENHEIMER TARGET FUND

                                                          Cross Reference Sheet


Part A of
Form N-1A
Item No.    Prospectus Heading
---------   ------------------

1           Front Cover Page
2           Expenses; Brief Overview of the Fund
3           Financial Highlights; Performance of the Fund
4           Front Cover Page; How the Fund is Managed -- Organization
            and History; Investment Objective and Policies
5           How the Fund is Managed; Back Cover; Expenses
5A          Performance of the Fund
6           How the Fund is Managed -- Organization and History; The
            Transfer Agent; Dividends, Capital Gains and Taxes
7           Shareholder Account Rules and Policies; How to Buy Shares;
            How to Exchange Shares; Service Plan for Class A Shares;
            Distribution and Service Plan for Class B Shares;
            Distribution and Service Plan for Class C Shares; Special
            Investor Services; How to Sell Shares
8           How to Sell Shares; Special Investor Services
9           *

Part B of
Form N-1A
Item No.     Heading in Statement of Additional Information
---------    ----------------------------------------------

10           Cover Page
11           Cover Page
12           *
13           Investment Objective and Policies; Other Investment
             Techniques and Strategies; Additional Investment
             Restrictions
14           How the Fund is Managed - Trustees and Officers of the
             Fund
15           How the Fund is Managed - Major Shareholders
16           How the Fund is Managed; Distribution and Service Plans
17           Brokerage Policies of the Fund
18           Additional Information About the Fund
19           Your Investment Account - How to Buy Shares; How to Sell
             Shares; How to Exchange Shares
20           Dividends, Capital Gains and Taxes
21           How the Fund is Managed; Brokerage Policies of the Fund;
             Additional Information About the Fund
22           Performance of the Fund
23           *

_______________
* Not applicable or negative answer.

O P P E N H E I M E R
Target Fund

Prospectus dated November 1, 1995

Oppenheimer Target Fund is a mutual fund that seeks capital appreciation as its investment objective. The Fund emphasizes investment in securities of "growth-type" companies, and cyclical industries that the Fund's investment manager believes have opportunities for capital growth. The Fund does not invest to earn current income to distribute to shareholders. The Fund invests mainly in common stocks, preferred stocks, and convertible securities. The Fund also uses "hedging" instruments, to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds.

                  Some investment techniques the Fund uses may be considered to be speculative investment methods that may increase the risks of investing in the Fund and may also increase the Fund's operating costs.
You should carefully review the risks associated with an investment in the Fund. Please refer to "Investment Objective and Policies" for more information about the types of securities the Fund invests in and the risks of investing in the Fund.

                  This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the November 1, 1995, Statement of Additional Information.
For a free copy, call Oppenheimer Shareholder Services, the Fund's
Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


(OppenheimerFunds logo)





Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents


                                    ABOUT THE FUND

                                    Expenses
                                    A Brief Overview of the Fund
                                    Financial Highlights
                                    Investment Objective and Policies
                                    How the Fund is Managed
                                    Performance of the Fund

                                    ABOUT YOUR ACCOUNT

                                    How to Buy Shares
                                    Class A Shares
                                    Class B Shares
                                    Class C Shares
                                    Special Investor Services
                                    AccountLink
                                    Automatic Withdrawal and Exchange Plans
                                    Reinvestment Privilege
                                    Retirement Plans
                                    How to Sell Shares

                                    By Mail
                                    By Telephone

                                    How to Exchange Shares
                                    Shareholder Account Rules and Policies
                                    Dividends, Capital Gains and Taxes

ABOUT THE FUND

Expenses

    The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's operating expenses that you will bear indirectly. The calculations are based on the Fund's expenses during its last fiscal year ended December 31, 1994.

                  - Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your
Account" from pages 23 through 33 for an explanation of how and when these charges apply.

                                                                   Class A            Class B                     Class C
                                                                   Shares             Shares                      Shares
Maximum Sales Charge on Purchases
(as a % of offering price)                                         5.75%              None                        None
Sales Charge on Reinvested Dividends                               None               None                        None
Deferred Sales Charge
 (as a % of the lower of the original
purchase price or redemption proceeds)                             None(1)            5% in the first             1% if shares
                                                                                      year, declining             are redeemed
                                                                                      to 1% in the                within 12 months
                                                                                      sixth year and              of purchase(2)
                                                                                      eliminated
                                                                                      thereafter(2)
Exchange Fee                                                       None               None                        None

______________________
(1) If you invest $1 million or more ($500,000 or more for purchases by OppenheimerFunds prototype 401(k) plans) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month in which you purchased those shares. See "How to Buy Shares -- Class A Shares," below.
(2) See "How to Buy Shares - Class B Shares" and "How to Buy Shares - Class C Shares," below, for more information on the contingent deferred sales charges.

          - Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses in operating its business. For example, the Fund pays management fees to its investment adviser, Oppenheimer Management Corporation (which is referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds its portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

          The numbers in the table below are projections of the Fund's business expenses based on the Fund's expenses in its last fiscal year. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The management fees in the table below have been restated to reflect the decrease in the management fee rate that took effect July 1, 1994, under the Fund's investment advisory agreement with the Manager. Also, as of July 1, 1994, a new Service Plan took effect for Class A shares that applies to all Class A shares of the Fund, regardless of the date on which the shares were purchased. Therefore, these fees are restated as though the new rates had been in effect during the entire fiscal year ended December 31, 1994. Had the fee rates not changed, the actual management fees would have been 0.76%. The Class A Service Plan Fees would have been 0.10%, and total operating expenses would have been 1.16% for Class A shares, 2.18% for Class B shares and 2.18% for Class C shares, respectively. The "12b-1 Distribution Plan Fees" for Class A shares are the Service Plan Fees (the maximum fee is 0.25% of average annual net assets of that class), and for Class B and Class C shares are the Distribution and Service Plan Fees (the maximum service fee is 0.25% of average annual net assets of that class) and the asset-based sales charge of 0.75%.

          The actual expenses for each class of shares in future years may be more or less, depending on a number of factors, including the actual amount of the assets represented by each class of shares. Class B shares were not publicly offered during the Fund's fiscal year ended December 31, 1994. Therefore, the Annual Fund Operating Expenses for Class B shares are estimates based on amounts that would have been payable if Class B shares had been outstanding during that fiscal year. These plans are described in greater detail in "How to Buy Shares."

                                                         Class A Shares               Class B Shares              Class C Shares
Management Fees (Restated)                               0.74%                        0.74%                       0.74%
12b-1 Distribution Plan Fees (Restated)                  0.17%(1)                     1.00%(2)                    1.00%(2)
Other Expenses                                           0.30%                        0.42%                       0.42%
Total Fund Operating Expenses (Restated)                 1.21%                        2.16%                       2.16%

______________________
(1) Service Plan fees only
(2) Includes Service Plan Fees and asset-based sales charge



          - Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, and that the Fund's annual return is 5%, and that its operating expenses for each class are the ones shown in the table above (as restated). If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                                      1 year             3 years            5 years            10 years*
Class A Shares                        $69                $94                $120               $196
Class B Shares                        $72                $98                $136               $203
Class C Shares                        $32                $68                $116               $249

          If you did not redeem your investment, it would incur the following expenses:

                                      1 year             3 years            5 years            10 years*
Class A Shares                        $69                $94                $120               $196
Class B Shares                        $22                $68                $116               $203
Class C Shares                        $22                $68                $116               $249

_____________________
* The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the asset-based sales charge and the contingent deferred sales charge on Class B and Class C shares long-term Class B and Class C shareholders could pay the economic equivalent of an amount greater than the maximum front-end sales charge allowed under applicable regulatory requirements. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Class B Shares" for more information.

          These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which will vary.

A Brief Overview of the Fund

Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire
Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

          - What Is The Fund's Investment Objective? The Fund's investment objective is to seek capital appreciation.

          - What Does the Fund Invest In? To seek capital appreciation, the Fund primarily invests in common stocks, preferred stocks, and convertible securities. The Fund may also write covered calls and use certain types of "hedging instruments" and "derivative investments" to seek to reduce the risks of market fluctuations that affect the value of the securities the Fund holds. These investments are more fully explained in "Investment Objective and Policies" starting on page 10.

          - Who Manages the Fund? The Fund's investment adviser (the "Manager") is Oppenheimer Management Corporation, which (including a subsidiary) manages investment company portfolios having over $38 billion in assets. The Manager is paid an advisory fee by the Fund, based on its assets. The Fund's portfolio manager, who is employed by the Manager, is primarily responsible for the selection of the Fund's securities, is Robert C. Doll, Jr. The Fund's Board of Trustees, elected by shareholders, oversees the investment adviser and the portfolio manager. Please refer to "How the Fund is Managed," starting on page 16 for more information about the Manager and its fees.

          - How Risky is the Fund? All investments carry risks to some degree. The Fund's investments in stocks are subject to changes in their value from a number of factors such as changes in general stock market movements. A change in value of particular stocks may result from an event affecting the issuer. These changes affect the value of the Fund's investments and its share prices for each class of its shares. In the OppenheimerFunds spectrum, the Fund is generally considered an aggressive growth fund, considerably more aggressive than growth and income funds and the more conservative income funds because it invests for capital appreciation in common stocks emphasizing "growth" stocks that tend to be more volatile than other investments. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased for the portfolio, and in some cases by using hedging techniques, there is no guarantee of success in achieving the Fund's objectives and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Objective and Policies" starting on page 10 for a more complete discussion of the Fund's investment risks.

          - How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through the Distributor by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page 21 for more details.

          - Will I Pay a Sales Charge to Buy Shares? The Fund offers three classes of shares. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B shares and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months, respectively, of buying them. There is also an annual asset-based sales charge on Class B shares and Class C shares. Please review "How to Buy Shares" starting on page 21 for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

          - How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page 35. The
Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page 37.

          - How Has the Fund Performed? The Fund measures its performance by quoting its average annual total return and cumulative total return, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk.
The Fund's performance can also be compared to broad market indices, which we have done on page 20. Please remember that past performance does not guarantee future results.

Financial Highlights

    The table on the following pages presents selected financial information about the Fund, including per share data and expense ratios and other data based on the Fund's average net assets. This information has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors, whose report on the Fund's financial statements for the fiscal year ended December 31, 1994, is included in the Statement of Additional Information, together with the Fund's unaudited financial statements for the six months ended June 30, 1995. Class B shares were not publicly offered during the periods shown. Accordingly, no information on Class B shares is reflected in the table below or in the Fund's financial statements.


Financial Highlights

                                                                Class A                               Class C
                                                        ---------------------   --------------------------------------------------
                                                        Six Months
                                                             Ended Six Months
                                                          June 30,      Ended

                   Year Ended
                                                              1995   June 30,                        Year Ended

                               December 31, 1995      December 31,
                                                       (Unaudited)       1994       1993       1992    1991(3)      1990      1989
                                                          --------   --------   --------   --------   --------   -------   -------
Per Share Operating Data:
Net asset value, beginning of period                        $22.63     $25.72     $25.25     $23.76     $17.47    $18.26
$16.04
                                                          --------   --------   --------   --------   --------   -------   -------
Income (loss) from investment operations:
Net investment income (loss)                                   .10        .20        .13        .16        .27       .39       .59
Net realized and unrealized gain (loss) on investments        4.84      (.11)        .86       2.28       6.87     (.78)      2.34
                                                          --------   --------   --------   --------   --------   -------   -------
Total income (loss) from investment operations                4.94        .09        .99       2.44       7.14     (.39)      2.93
                                                          --------   --------   --------   --------   --------   -------   -------
Dividends and distributions to shareholders:
Dividends from net investment income    --                   (.20)      (.12)      (.17)      (.18)      (.40)     (.62)     (.26)
Distributions from net realized gain on investments             --     (2.98)      (.40)      (.78)      (.67)        --     (.09)
                                                          --------   --------   --------   --------   --------   -------   -------
Total dividends and distributions to shareholders               --     (3.18)      (.52)      (.95)      (.85)     (.40)     (.71)
Net asset value, end of period                              $27.57     $22.63     $25.72     $25.25     $23.76    $17.47    $18.26
                                                          ========   ========   ========   ========
========   =======   =======
Total Return, at Net Asset Value(4)                         21.83%       .46%      3.93%     10.27%     41.33%   (2.13)%
18.31%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)                  $682,737   $301,698   $368,806   $401,256   $369,351   $52,526
$66,050
                                                          --------   --------   --------   --------   --------   -------   -------
Average net assets (in thousands)                         $349,023   $325,003   $383,875   $362,295   $209,596   $56,208
$70,874
                                                          --------   --------   --------   --------   --------   -------   -------
Number of shares outstanding at end of period
  (in thousands)                                            24,766     13,331     14,339     15,892     15,546     3,007     3,616
                                                          --------   --------   --------   --------   --------   -------   -------
Ratios to average net assets:
Net investment income (loss)                              1.34%(5)       .72%       .47%       .69%      1.25%     2.08%
2.93%
Expenses                                                  1.13%(5)      1.16%      1.07%      1.09%      1.17%     1.33%     1.27%
                                                          --------   --------   --------   --------   --------   -------   -------
Portfolio turnover rate                                   42.3%(7)   34.7%(6)      22.9%      42.3%      65.6%     51.2%
68.3%


                                                                                           Class C
                                                          ------------------------------------------------------------------------
                                                                                                    Year Ended
                                                                                                  December 31,       Year Ended
                                                                         Year Ended                       1995      December 31,
                                                              1988       1987    1986(2)    1985(2) (Unaudited)  1994(3)   1993(1)
                                                          --------   --------   --------   --------   --------   -------   -------
Per Share Operating Data:
Net asset value, beginning of period                        $12.38     $20.49     $19.30     $15.16     $22.50    $25.72
$25.92
                                                          --------   --------   --------   --------   --------   -------   -------
Income (loss) from investment operations:
Net investment income (loss)                                   .27        .17        .11        .41        .08        --     (.01)
Net realized and unrealized gain (loss) on investments        3.74     (3.68)       1.46       4.05       4.68     (.15)       .31
                                                          --------   --------   --------   --------   --------   -------   -------
Total income (loss) from investment operations                4.01     (3.51)       1.57       4.46       4.76     (.15)       .30
                                                          --------   --------   --------   --------   --------   -------   -------
Dividends and distributions to shareholders:
Dividends from net investment income    --                   (.31)      (.38)      (.32)         --      (.09)     (.10)
Distributions from net realized gain on investments          (.09)     (4.29)         --         --         --    (2.98)     (.40)
                                                          --------   --------   --------   --------   --------   -------   -------
Total dividends and distributions to shareholders            (.35)     (4.60)      (.38)      (.32)         --    (3.07)     (.50)
Net asset value, end of period                              $16.04     $12.38     $20.49     $19.30     $27.26    $22.50    $25.72
                                                          ========   ========   ========   ========
========   =======   =======
Total Return, at Net Asset Value(4)                         32.39%   (17.95)%      8.28%     29.85%     21.16%    (.50)%
1.17%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)                   $68,031    $60,888   $111,417   $118,244     $3,564    $1,066
$8
                                                          --------   --------   --------   --------   --------   -------   -------
Average net assets (in thousands)                          $68,068   $107,475   $128,757   $130,925     $2,108      $467
$6
                                                          --------   --------   --------   --------   --------   -------   -------
Number of shares outstanding at end of period
  (in thousands)                                             4,242      4,918      5,437      6,127        131        47        --
                                                          --------   --------   --------   --------   --------   -------   -------
Ratios to average net assets:
Net investment income (loss)                                 1.64%       .60%       .36%      1.87%    .45%(5)    (.02)%
(.07)%(5)
Expenses                                                     1.29%      1.16%      1.16%      1.17%   2.02%(5)     2.18%
2.18%(5)
                                                          --------   --------   --------   --------   --------   -------   -------
Portfolio turnover rate                                     108.4%      95.1%      69.9%     118.8%   42.3%(7)  34.7%(6)
22.9%

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.

2. During 1986 and 1985, the Fund had average monthly debt outstanding of $688,172 and $663,262, respectively; the average monthly number of shares outstanding for the years ended December 31, 1986 and 1985 was 5,799,198 and 7,715,542, respectively, and the average monthly debt per share was $.12 and $.09 for 1986 and 1985, respectively. The amount of debt outstanding at December 31, 1985 was $7,000,000.

3. Per share amounts calculated based on the weighted average number of shares outstanding during the year.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1994 were $100,706,246 and $210,599,293, respectively.

7. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1995 were $104,546,864 and $119,843,084, respectively.

Investment Objective and Policies

Objective. The Fund invests its assets to seek capital appreciation for shareholders. The Fund does not invest to seek current income to pay to shareholders.

Investment Policies and Strategies. The Fund seeks its investment objective by emphasizing investment in common stocks or other equity securities, including convertible securities, and may hold warrants and rights. These may include securities of U.S. companies or foreign companies, as discussed below.

          The Manager looks for securities that it believes may appreciate in value. The Fund may invest in companies of any size and capitalization, and at times the Manager may emphasize investment in companies in particular ranges of size. However, in general, capital appreciation possibilities are more likely to be found in the securities of "growth-type" companies than in the securities of larger, more established companies.

          The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes, if the Manager believes they present opportunities for long-term growth. For example, when the economy is expanding, companies in the financial services and consumer products industries may be in a position to benefit from changes in the business cycle and may present long-term growth opportunities.

          When investing the Fund's assets, the Manager considers many factors, including general economic conditions in the U.S. relative to foreign economies, and the trends in domestic and foreign stock markets. The Fund may try to hedge against losses in the value of its portfolio of securities by using hedging strategies described below.

          When market conditions are unstable, the Fund may invest substantial amounts of its assets in debt securities, such as money market instruments or government securities, as described below. The Fund's portfolio manager may employ special investment techniques in selecting securities for the Fund. These are also described below. Additional information may be found about them under the same headings in the Statement of Additional Information.

          - What Are "Growth" Companies? These tend to be newer companies that may be developing new products or services, or expanding into new markets for their products. While they may have what the Manager believes to be favorable prospects for the long-term, they normally retain a large part of their earnings for research, development and investment in capital assets. Therefore, they tend not to emphasize the payment of dividends.

          - Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. The Fund's investment policies and practices are not "fundamental" unless the Prospectus or Statement of Additional Information says that a particular policy is "fundamental." The Fund's investment objective is a fundamental policy.

          Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Fund's
Board of Trustees may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

          - Stock Investment Risks. Because the Fund can invest a substantial portion (or all) of its assets in stocks, the value of the Fund's portfolio will be effected by changes in the stock markets. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all sock prices change uniformly or at the same time, and other factors can affect a particular stock's price (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, changes in government regulations affecting an industry). Not all of these factors can be predicted. Changes in the overall market prices can occur at any time.

          As discussed below, the Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company. Also, the Fund does not concentrate its investments in any one industry or group of industries.

          Because of the types of securities the Fund invests in and the investment techniques the Fund uses, some of which may be speculative, the Fund is designed for investors who are investing for the long-term and who are willing to accept greater risks of loss of their capital in the hope of achieving capital appreciation. It is not intended for investors seeking assured income and preservation of capital.
Investing for capital appreciation entails the risk of loss of all or part of your principal. Because there is no assurance that the Fund will achieve its investment objective, when you redeem your shares, they may be worth more or less than what you paid for them.

          - Special Risks - Borrowing for Leverage. The Fund may borrow up to 10% of the value of its assets from banks to buy securities. That percentage limit is a fundamental policy. The Fund will only borrow if it can do so without putting up assets as security for a loan. This is a speculative investment method known as "leverage." Leveraging may subject the Fund to greater risks and costs than funds that do not borrow. These risks may include the possible reduction of income and increased fluctuation in the Fund's net asset value per share, since the Fund pays interest on borrowings and interest expense affects the Fund's share price. Borrowing is subject to regulatory limits, described in more detail in the Statement of Additional Information.


          - Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage frequently in short-term trading to try to achieve its objective. As a result, the Fund's portfolio turnover may be higher than other mutual funds, although it is not expected to be more than 100% each year. The
"Financial Highlights," above, show the Fund's portfolio turnover rate during past fiscal years.

          High portfolio turnover and short-term trading may cause the Fund to have relatively larger commission expenses and transaction costs than funds that do not engage in short-term trading. Additionally, high portfolio turnover may affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gains distributions the Fund pays to shareholders. The Fund qualified in its last fiscal year and intends to do so in the coming year, although it reserves the right not to qualify.



Other Investment Techniques and Strategies. The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that are designed to reduce some of the risks.

          - Warrants and Rights. Warrants basically are options to purchase stock at set prices that are valid for a limited period of time. Rights are similar to warrants but normally have a short duration and are distributed directly by the issuer to its shareholders. The Fund may invest up to 5% of its total net assets in warrants or rights. That 5% does not apply to warrants the Fund has acquired in units with other securities or that are attached to other securities. No more than 2% of the Fund's net assets may be invested in warrants that are not listed on the New York or American Stock Exchanges. For further details about these investments, please refer to "Warrants and Rights" in the Statement of Additional Information.

          - Foreign Securities. The Fund may purchase equity (and debt) securities issued or guaranteed by foreign companies or foreign governments, including foreign government agencies. The Fund may buy securities of companies or governments in any country, developed or underdeveloped. The Fund does not have any limit on the amount of assets that may be invested in foreign securities. However, the Fund normally does not expect to have more than 35% of its assets invested in foreign securities. Foreign currency will be held by the Fund only in connection with the purchase or sale of foreign securities.

          - Foreign securities have special risks. For example, foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to. The value of foreign investments may be affected by changes in foreign currency rates, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

          - Investing in Small, Unseasoned Companies. The Fund may invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, even after including the operations of any predecessors. Securities of these companies may have limited liquidity (which means that the Fund may have difficulty selling them at an acceptable price when it wants to) and the prices of these securities may be volatile. The Fund currently intends to invest no more than 5% of its net assets in the next year in securities of small, unseasoned issuers.

          - Special Situations. The Fund may invest in securities of companies that are in "special situations" that the Manager believes present opportunities for capital growth. A "special situation" may be an event such as a proposed merger, reorganization, or other unusual development that is expected to occur and which may result in an increase in the value of a company's securities regardless of general business conditions or the movement of prices in the securities market as a whole. There is a risk that the price of the security may decline if the anticipated development fails to occur. There is no limit on the amount of assets that the Fund may invest in "special situations."

          - Hedging. The Fund may purchase and sell certain kinds of futures contracts, put and call options, forward contracts, and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes, and has limits on the use of them, described below. The hedging instruments the Fund may use are described below and in greater detail in "Other Investment Techniques and Strategies" in the Statement of Additional Information.

          The Fund may buy and sell options, futures and forward contracts for a number of purposes. It may do so to try to manage its exposure to the possibility that the prices of its portfolio securities may decline, or to establish a position in the securities market as a temporary substitute for purchasing individual securities. Some of these strategies, such as selling futures, buying puts and writing covered calls, hedge the Fund's portfolio against price fluctuations.

          Other hedging strategies, such as buying futures and call options, tend to increase the Fund's exposure to the securities market. Forward contracts are used to try to manage foreign currency risks on the Fund's foreign investments. Foreign currency options are used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities. Writing covered call options may also provide income to the Fund for liquidity purposes or defensive reasons.

          - Futures. The Fund may buy and sell futures contracts that relate to broadly-based securities indices (these are referred to as Stock Index Futures and Bond Index Futures).

          - Put and Call Options. The Fund may buy and sell certain kinds of put options (puts) and call options (calls). The Fund may purchase calls only on securities, Stock Index Futures, broadly-based securities indices and foreign currencies, or to terminate its obligation on a call the Fund previously wrote. The Fund may write (that is, sell) covered call options. When the Fund writes a call, it receives cash (called a premium). The call gives the buyer the ability to buy the investment on which the call was written from the Fund at the call price during the period in which the call may be exercised. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised, while the Fund keeps the cash premium (and the investment). There is no limit on the amount of the Fund's total assets that may be subject to covered calls.

          The Fund may purchase put options. Buying a put on an investment gives the Fund the right to sell the investment at a set price to a seller of a put on that investment. The Fund can purchase those puts that relate to (1) securities the Fund owns, (2) Stock Index Futures (whether or not the Fund owns the particular Stock Index Future in its portfolio), (3) broadly-based stock indices, or (4) foreign currencies.

          The Fund may write puts on securities, broadly-based stock indices, foreign currencies or Stock Index Futures. Writing puts requires the segregation of liquid assets to cover the put. The Fund will not write a put if it would require more than 50% of its net assets to be segregated to cover the put obligation.

           The Fund may buy and sell calls if certain conditions are met. Calls the Fund buys or sells must be listed on a domestic or foreign securities or commodities exchange or quoted on the Automated Quotation System of the National Association of Securities Dealers, Inc. Each call the Fund writes must be "covered" while it is outstanding; that means the Fund must own the securities on which the call is written or it must own other securities that are acceptable for the escrow arrangements required for calls. After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls. In the case of puts and calls on foreign currency, they must be traded on a securities or commodities exchange, or quoted by recognized dealers in these options. The Fund may also write calls on Futures Contracts it owns, but those calls must be covered by securities or other liquid assets the Fund owns and segregates to enable it to satisfy its obligations if the call is exercised. A call or put option may not be purchased if the value of all of the Fund's put and call options would exceed 5% of the Fund's total assets.

          - Hedging instruments can be volatile investments and may involve special risks. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

          Options trading involves the payment of premiums and has special tax effects on the Fund. There are also special risks in particular hedging strategies. If a covered call written by the Fund is exercised on a security that has increased in value, the Fund will be required to sell the security at the call price and will not be able to realize any profit if the security has increased in value above the call price.
The use of forward contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To limit its exposure in foreign currency exchange contracts, the Fund limits its exposure to the amount of its assets denominated in the foreign currency. Interest rate swaps are subject to credit risks (if the other party fails to meet its obligations) and also to interest rate risks. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. These risks are described in greater detail in the Statement of Additional Information.

          - Derivative Investments. In general, a "derivative investment" is a specially designed investment. Its performance is linked to the performance of another investment or security, such as an option, future, index, currency or commodity. The Fund can invest in a number of different kinds of "derivative investments." They are used in some cases for hedging purposes and in other cases to enhance total return.
In the broadest sense, exchange-traded options and futures contracts (discussed in "Hedging," below) may be considered "derivative investments."

          There are special risks in investing in derivative investments. The company issuing the instrument may fail to pay the amount due on the maturity of the instrument. Also, the underlying investment or security on which the derivative is based might not perform the way the Manager expected it to perform. The performance of derivative investments may also be influenced by interest rate and stock market changes in the U.S. and abroad. All of this can mean that the Fund may realize less principal or income from the investment than expected. Certain derivative investments held by the Fund may trade in the over-the-counter market and may be illiquid. Please refer to "Illiquid and Restricted Securities" for an explanation.

          - Illiquid and Restricted Securities. Under the policies established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund currently intends to invest no more than 10% of its net assets in illiquid or restricted securities (that limit may increase to 15% if certain state laws are changed or the Fund's shares are no longer sold in those states). The Fund's percentage limitation on these investments does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers.

          - Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions. The Fund must receive collateral for a loan. These loans are limited to not more than 25% of the value of the Fund's net assets and are subject to the conditions described in the Statement of Additional Information. The Fund presently does not intend to engage in loans of securities that will exceed 5% of the value of the Fund's total assets in the coming year.

          - Repurchase Agreements. The Fund may enter into repurchase agreements. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor of the securities under a repurchase agreement fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Fund will not enter into a repurchase agreement which causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

          - Short Sales "Against-the-Box". In a short sale, the seller does not own the security that is sold, but normally borrows the security to fulfill the delivery obligation. The seller later buys the security to repay the loan, in the expectation that the price of the security will be lower when the purchase is made, resulting in a gain. The Fund may not sell securities short except in collateralized transactions referred to as short sales "against-the-box," where the Fund owns an equivalent amount of the securities sold short. This technique is primarily used for tax purposes. No more than 15% of the Fund's net assets will be held as collateral for short sales at any one time.

          - Temporary Defensive Investments. When stock market prices are falling or in other unusual economic or business circumstances, the Fund may invest all or a portion of its assets in defensive securities. Securities selected for defensive purposes may include debt securities, such as rated or unrated bonds and debentures, preferred stocks, cash or cash equivalents, such as U.S. Treasury Bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities, or commercial paper rated "A-1" or better by Standard & Poor's
Corporation or "P-1" or better by Moody's Investors Service, Inc.

Other Investment Restrictions. The Fund has other investment restrictions which are fundamental policies. Under these fundamental policies, the Fund cannot do any of the following:

          - as to 75% of its assets, the Fund may not buy securities issued or guaranteed by a single issuer if, as a result, the Fund would have invested more than 5% of its total assets in the securities of that issuer or would own more than 10% of the voting securities of that issuer (purchases of securities of the U.S. government, its agencies and instrumentalities are not restricted by this policy);

          - the Fund cannot invest more than 25% of its total assets in securities of companies in any one industry; and

          - the Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets in closed-end investment companies, including small business investment companies, nor make any such investments at commission rates in excess of normal brokerage commissions.

          All of the percentage restrictions described above and elsewhere in this Prospectus and in the Statement of Additional Information
(other than the percentage limits that apply to borrowing, described in the Statement of Additional Information) apply only at the time the Fund purchases a security, and the Fund need not dispose of a security merely because the Fund's assets have changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional
Information.

How the Fund is Managed

Organization and History. The Fund was originally incorporated in Maryland in 1980 but was reorganized in 1987 as a Massachusetts business trust. The Fund is an open-end, diversified management investment company, with an unlimited number of authorized shares of beneficial interest.

          The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law.
The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. "Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and provides more information about them and the officers of the Fund. Although the Fund is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

          The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The
Board has done so, and the Fund currently has three classes of shares, Class A, Class B and Class C. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value.
Each share has one vote at shareholder meetings, with fractional shares voting proportionally. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable.

The Manager and Its Affiliates. The Fund is managed by the Manager, Oppenheimer Management Corporation, which is responsible for selecting the Fund's investments and handling its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an investment advisory agreement which states the Manager's responsibilities. The agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund pays to conduct its business.

          The Manager has operated as an investment adviser since 1959. The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $38 billion as of September 30, 1995, and with more than 2.8 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance
Company.

          -  Portfolio Manager.  The Portfolio Manager of the Fund is Robert
C. Doll, Jr. He has been the person principally responsible for the day-to-day management of the Fund's portfolio since May 1, 1994. He previously served as the Fund's portfolio manager from September 1988 to October 1992. Mr. Doll is an Executive Vice President and Director of Equity Investments of the Manager. He is also an officer and portfolio manager for other Oppenheimer funds.

          - Fees and Expenses. Under the investment advisory agreement, the Fund pays the Manager the following annual fees, which decline on additional assets as the Fund grows: 0.75% of the first $200 million of aggregate net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of aggregate net assets over $800 million. The Fund's management fee for its last fiscal year was 0.76% of average annual net assets for Class A shares and 0.76% for Class C shares. These rates have been restated in the "Annual Fund Operating Expenses" table on page 4 to reflect the fact that the fee rates were reduced effective July 1, 1994.

          The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the investment advisory agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

          There is also information about the Fund's brokerage policies and practices in "Brokerage Policies of the Fund" in the Statement of Additional Information. That section discusses how brokers and dealers are selected for the Fund's portfolio transactions. When deciding which brokers to use, the Manager is permitted by the investment advisory agreement to consider whether brokers have sold shares of the Fund or any other funds for which the Manager serves as investment adviser.

          - The Distributor. The Fund's shares are sold through dealers and brokers that have a sales agreement with Oppenheimer Funds
Distributor, Inc., a subsidiary of the Manager that acts as the Distributor. The Distributor also distributes the shares of other "Oppenheimer funds" managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

          - The Transfer Agent. The Fund's transfer agent is Oppenheimer Shareholder Services, a division of the Manager, which acts as the shareholder servicing agent for the Fund and the other Oppenheimer funds on an "at-cost" basis. It also acts as the shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their account to the Transfer Agent at the address and toll-free numbers shown below in this Prospectus and on the back cover.


Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "cumulative total return" and "average annual total return" to illustrate its performance. These terms are used to show the performance of each class of shares separately, because the performance of each class of shares will usually be different, as a result of the different kinds of expenses each class bears. This performance information may be useful to help you see how well your investment has done and to compare it to other funds or market indices, as we have done below.

          It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

          - Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

          When total returns are quoted for Class A shares, they reflect the payment of the current maximum initial sales charge. When total returns are shown for Class B shares, they reflect the effect of the contingent deferred sales charge that applies to the period for which total return is shown. When total returns are shown for a one-year period for Class C shares, they reflect the effect of the contingent deferred sales charge. Total returns may also be quoted at net asset value, without considering the effect of the sales charge, and those returns would be reduced if sales charges were deducted.

How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended December 31, 1994, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

          - Management's Discussion of Performance. During the Fund's past fiscal year, the Manager positioned the Fund's portfolio more defensively. In response to the rising interest rates during the first six months of the year and the negative effect of those rate increases on stock prices, the Manager caused the Fund to move out of cyclical stocks and to focus on financial, technology and healthcare issues.
During the last six months of the fiscal year, the Manager placed greater emphasis on consumer and industrial companies because they were viewed as having strong earnings power and as selling at relatively low prices. The Fund also sought to take advantage of the growth in the international markets by increasing its holdings in technology and other companies that derive a third to a half of their earnings from sales outside of the U.S. Additionally, in order to remain poised to take advantage of new investment opportunities, the Fund increased its cash position.

          - Comparing the Fund's Performance to the Market. The graphs below shows the performance of a hypothetical $10,000 investment in Class A and Class C shares of the Fund at December 31, 1994: in the case of Class A shares, over a ten-year period, and in the case of Class C shares from the inception of the Class on December 1, 1993. Class B shares were not publicly offered during the fiscal year ended December 31, 1994. Accordingly, no performance information is presented on Class B shares in the graphs below.

          The performance of each class of the Fund's shares is compared to the performance of the S&P 500 Index, a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data below shows the effect of taxes. Also, the Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the S&P 500 index, which tend to be securities of larger, well-capitalized companies, as contrasted to the smaller growth-type companies in which the Fund principally invests. Moreover, the index data does not reflect any assessment of the risk of the investments included in the index.

Class A Shares
Comparison of Change in Value
of $10,000 Hypothetical Investment in
Oppenheimer Target Fund Class A Shares
and the S&P 500 Index

(Graph)

Class C Shares
Comparison of Change in Value
of $10,000 Hypothetical Investment in
Oppenheimer Target Fund Class C Shares
and the S&P 500 Index


(Graphs)

    1. The average annual total returns and the ending account value in the graph reflect reinvestment of all dividends and capital gains distributions and are shown net of the applicable 5.75% maximum initial sales charge.
2. Class C shares of the Fund were first publicly offered on 12/1/93. The average annual total returns reflect reinvestment of all dividends and capital gains distributions. The 1-year return is shown net of the applicable 1% contingent deferred sales charge.
Past performance is not predictive of future performance.
Graphs are not drawn to same scale.

ABOUT YOUR ACCOUNT

How to Buy Shares

Classes of Shares. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

          - Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by OppenheimerFunds prototype 401(k) plans). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for OppenheimerFunds prototype 401(k) plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

          - Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years, you will normally pay a contingent deferred sales charge. That sales charge varies depending on how long you own your shares. Please refer to "Buying Class B shares" below.

          - Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1%. Please refer to "Buying Class C Shares" below.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

          In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We used the sales charge rates that apply to Class A, Class B and Class C considering the effect of the annual asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class you invest in. The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

          - How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest.
For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

          - Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class B contingent deferred sales charge if you redeem in less than 7 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

          However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A shares might be more advantageous than Class C (as well as Class B) shares for investments of more than $100,000 expected to be held for 5 or 6 years
(or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class
C (and Class B) shares. If investing $500,000 or more, Class A shares may be more advantageous as your investment horizon approaches 3 years or more.

          And for most investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or $1 million or more of Class B or Class C shares respectively from a single investor. Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore should not be relied on as rigid guidelines.

          - Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's
Right of Accumulation.

          Of course all of these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, assumed annual performance returns stated above, and you should analyze your options carefully.

          - Are There Differences in Account Features That Matter to You? Because some account features may not be available for Class B or Class
C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for
you.   For example, share certificates are not available for Class B or
Class C shares and if you are considering using you shares as collateral for a loan, that may be a factor to consider. Additionally, the dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by that class, such as the asset-based sales charge, as described below and in the Statement of Additional Information.

          - How Does It Affect Payments to My Broker? A salesperson, such as a broker, or any other person who is entitled to receive compensation for selling Fund shares may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the Class B and Class C contingent deferred sales charge and asset-based sales charges are the same as the purpose of the front-end sales charge on sales of Class A shares: that is, to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

          With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

          Under pension and profit-sharing plans and Individual Retirement Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

          There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

          - How Are Shares Purchased? You can buy shares several ways -- through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

          - Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

          - Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "Oppenheimer Funds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, it is recommended that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

          - Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S.
bank or other financial institution that is an Automated Clearing House
(ACH) member. You can then transmit funds electronically to purchase shares, or to have the Transfer Agent send redemption proceeds or to transmit dividends and distributions.

          Shares are purchased for your account on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

          - Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

          - At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver. In most cases, to enable you to receive that day's offering price, the Distributor must receive your order at the time of day the New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

          If you buy shares through a dealer, the dealer must receive your order by the close of the New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00
P.M. The Distributor may reject any purchase order for the Fund's shares, in its sole discretion.

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, where purchases are not subject to an initial sales charge, the offering price may be net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer. The current sales charge rates and commissions paid to dealers and brokers are as follows:


                             Front-End Sales Charge                Front-End Sales Charge                Commission as
                             As a Percentage of:                   As a Percentage of:                   Percentage of
Amount of Purchase           Offering Price                        Amount Invested                       Offering Price
------------------           ----------------------                ----------------------                --------------
Less than $25,000            5.75%                                 6.10%                                 4.75%

$25,000 or more but
less than $50,000            5.50%                                 5.82%                                 4.75%

$50,000 or more but
less than $100,000           4.75%                                 4.99%                                 4.00%

$100,000 or more but
less than $250,000           3.75%                                 3.90%                                 3.00%

$250,000 or more but
less than $500,000           2.50%                                 2.56%                                 2.00%

$500,000 or more but
less than $1 million         2.00%                                 2.04%                                 1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

          - Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:
          - purchases aggregating $1 million or more, or
          - purchases by an OppenheimerFunds prototype 401(k) plan that:
(1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

          Shares of any of the Oppenheimer funds that offers only one class of shares that has no designation are considered "Class A shares" for this purpose. The Distributor pays dealers of record commissions on those purchases in an amount equal to the sum of 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on the amount of those purchases in excess of $1 million ($500,000 for purchases by OppenheimerFunds 401(k) prototype plans) that were not previously subject to a front-end sales charge and dealer commission.

          If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge will be equal to 1.0% of either (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original cost of the shares, whichever is less. However, the Class A contingent deferred sales charge will not exceed the aggregate commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge.

          In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

          No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's Exchange Privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

          - Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Dealers whose sales of Class A shares of Oppenheimer funds
(other than money market funds) under OppenheimerFunds-sponsored
403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.
Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

          - Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your own accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account
(including one or more employee benefit plans of the same employer) that has multiple accounts.

          Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to purchases of Class A shares. You can also include Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value
(at offering price).  The Oppenheimer funds are listed in "Reduced
Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Distributor. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

          - Letter of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of the intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

          - Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

          Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

          -  the Manager or its affiliates;
          - present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;
          - registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
          - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;
          - employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);
          - dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and
          - dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

          Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

          - shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party, or
          - shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor,
          - shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
(other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor, or

          - shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver. There is a further discussion of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

          Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge does not apply to purchases of Class A shares at net asset value without sales charge as described in the two sections above. It is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

          - for retirement distributions or loans to participants or beneficiaries from qualified retirement plans, deferred compensation plans or other employee benefit plans, including OppenheimerFunds prototype 401(k) plans (these are all referred to as "Retirement
Plans"); or
          -  to return excess contributions made to Retirement Plans; or
          - to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value; or
          - involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account
Rules and Policies," below); or
          - if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or
          - for distributions from OppenheimerFunds prototype 401(k) plans for any of the following cases or purposes: (1) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) hardship withdrawals, as defined in the plan; (3) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (4) to meet the minimum distribution requirements of the Internal Revenue Code; (5) to establish "substantially equal periodic payments" as described in
Section 72(t) of the Internal Revenue Code, or (6) separation from service.

          - Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor uses all of those fees to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares and to reimburse itself (if the Fund's Board of Trustees authorizes such reimbursements, which it has not yet done) for its other expenditures under the Plan.

          Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. Payments are made by the Distributor quarterly at an annual rate not to exceed 0.25% of the average annual net assets of Class A shares held in accounts of the dealer or its customers. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

          To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:


                                                Contingent Deferred Sales Charge
Years Since Beginning of Month In               on Redemptions in that Year
Which Purchase Order Was Accepted               (As % of Amount Subject to Charge)
---------------------------------               ----------------------------------
0 - 1                                           5.0%
1 - 2                                           4.0%
2 - 3                                           3.0%
3 - 4                                           3.0%
4 - 5                                           2.0%
5 - 6                                           1.0%
6 and following                                 None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

          - Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders at that time of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

          - Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less. The Distributor also receives a service fee of 0.25% per year. Both fees are computed on the average annual net assets of Class B shares, determined as of the close of each regular business day. The asset-based sales charge allows investors to buy Class B shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class B shares.

          The Distributor uses the service fee to compensate dealers for providing personal services for accounts that hold Class B shares.
Those services are similar to those provided under the Class A Service Plan, described above. The asset-based sales charge and service fee increase Class B expenses by 1.00% of average net assets per year.

          The Distributor pays the 0.25% service fee to dealers in advance for the first year after Class B shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the fee on a quarterly basis. The Distributor pays sales commissions of 3.75% of the purchase price to dealers from its own resources at the time of sale. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class B shares that have been outstanding for a year or more.

          The Fund pays the asset-based sales charge to the Distributor for its services rendered in connection with the distribution of Class B shares. Those payments, retained by the Distributor, are at a fixed rate which is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees, and other costs of distributing and selling Class B shares, including compensating personnel of the Distributor who support distribution of Class B shares. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing Class B shares before the Plan was terminated.

Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The charge will be assessed on the lesser of the net asset value of the shares at the time of redemption or the original purchase price. The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class C contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

          To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

          - Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B or Class C shares redeemed in certain circumstances as described below.
The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

          Waivers for Redemptions of Shares in Certain Cases. The Class B and Class C contingent deferred sales charges will be waived for redemptions of shares in the following cases:

          - distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal
Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary (the death or disability must have occurred after the account was established);
          - redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder (the death or disability must have occurred after the account was established and you must provide evidence of a determination of disability by the Social Security Administration),
          - returns of excess contributions to Retirement Plans;
          - distributions from IRAs (including SEP-IRAs and SAR/SEP accounts) before the participant is age 59 1/2, and distributions from 403(b)(7) custodial plans or pension or profit sharing plans before the participant is age 59 1/2 but only after the participant has separated from service, if the distributions are made in substantially equal periodic payments over the life (or life expectancy) of the participant or the joint lives (or joint life and last survivor expectancy) of the participant and the participant's designated beneficiary (and the distributions must comply with other requirements for such distributions under the Internal Revenue Code and may not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request);
          - distributions from OppenheimerFunds prototype 401(k) plans (1) for hardship withdrawals; (2) under a Qualified Domestic Relations
Order, as defined in the Internal Revenue Code; (3) to meet minimum distribution requirements as defined in the Internal Revenue Code; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

          Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares in the following cases:

          - shares sold to the Manager or its affiliates;
          - shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;
          - shares issued in plans of reorganization to which the Fund is a party; or
          - shares redeemed in involuntary redemptions as described above.


          - Distribution and Service Plan for Class C Shares. The Fund has adopted a Distribution and Service Plan for Class C shares to compensate the Distributor for its services and costs in distributing
Class C shares and servicing accounts. Under the Plan, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class C shares. The Distributor also receives a service fee of 0.25% per year. Both fees are computed on the average annual net assets of Class C shares, determined as of the close of each regular business day. The asset-based sales charge allows investors to buy
Class C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell Class C shares.

          The Distributor uses the service fee to compensate dealers for providing personal services for accounts that hold Class C shares.
Those services are similar to those provided under the Class A Service Plan, described above. The asset-based sales charge and service fees increase Class C expenses by up to 1.00% of average net assets per year.

          The Distributor pays the 0.25% service fee to dealers in advance for the first year after Class C shares have been sold by the dealer. After the shares have been held for a year, the Distributor pays the fee on a quarterly basis. The Distributor pays sales commissions of 0.75% of the purchase price to dealers from its own resources at the time of sale. The Distributor retains the asset-based sales charge during the first year shares are outstanding to recoup the sales commissions it pays, the advances of service fee payments it makes, and its financing costs. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

          Because the Distributor's actual expenses in selling Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plan for Class C shares, those expenses may be carried over and paid in future years. If the Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for certain expenses it incurred before the plan was terminated.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

          AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges on signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

          - Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

          - PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

          - Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

          - Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

          - Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

          - Automatic Withdrawal Plans. If your Fund account is $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

          - Automatic Exchange Plans. You can authorize the Transfer Agent to exchange automatically an amount you establish in advance for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the Exchange Privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. It does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

          - Individual Retirement Accounts including rollover IRAs, for individuals and their spouses
          - 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations
          - SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment; including SAR/SEP-
IRAs
          - Pension and Profit-Sharing Plans for self-employed persons and small business owners
          - 401(k) prototype retirement plans for businesses

          Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

You can arrange to take money out of your account on any regular business day by selling (redeeming) some or all of your shares. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

          - Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

          - Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations
(there may be other situations also requiring a signature guarantee):

          - You wish to redeem more than $50,000 worth of shares and receive a check
          - A redemption check is not payable to all shareholders listed on the account statement
          - A redemption check is not sent to the address of record on your account statement
          - Shares are being transferred to a Fund account with a different owner or name
          - Shares are redeemed by someone other than the owners (such as an Executor)

          - Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing on behalf of a corporation, partnership or other business, or as a fiduciary, you must also include your title in the signature.

Selling Shares by Mail. Write a "letter of instructions" that includes:

          - Your name
          - The Fund's name
          - Your Fund account number (from your account statement)
          - The dollar amount or number of shares to be redeemed
          - Any special payment instructions
          - Any share certificates for the shares you are selling,
          - The signatures of all registered owners exactly as the account is registered, and
          - Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for requests by mail:
   Oppenheimer Shareholder Services
   P.O. Box 5270
   Denver, Colorado 80217

Send courier or Express Mail requests to:
   Oppenheimer Shareholder Services
   10200 E. Girard Avenue, Building D
   Denver, Colorado 80231

    Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan or under a share certificate by telephone.

          -  To redeem shares through a service representative, call 1-800-
852-8457
          -  To redeem shares automatically on PhoneLink, call 1-800-533-
3310

          Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

          - Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, once in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

          - Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH wire to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be sent via ACH.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements For Repurchase of Shares From Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

    Shares of the Fund may be exchanged for shares of certain
Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

          - Shares of the fund selected for exchange must be available for sale in your state of residence
          - The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
          - You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
          - You must meet the minimum purchase requirements for the fund you purchase by exchange
          - Before exchanging into a fund, you should obtain and read its prospectus

          Shares of a particular class may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc., offers only one class of shares, which are considered "Class A" shares for exchange purposes. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

          Exchanges may be requested in writing or by telephone:

          - Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

          - Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

          You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

          There are certain exchange policies you should be aware of:

          - Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the disposition of securities at a time or price disadvantageous to the Fund.

          - Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

          - The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

          - For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

          - If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

          The Distributor has entered into agreements with certain dealers and investment advisers permitting them to exchange their clients' shares by telephone. These privileges are limited under those agreements and the Distributor has the right to reject or suspend those privileges. As a result, those exchanges may be subject to notice requirements, delays and other limitations that do not apply to shareholders who exchange their shares directly by calling or writing to the Transfer Agent.

Shareholder Account Rules and Policies

          - Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange, which is normally 4:00 P.M. but may be earlier on some days, on each day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

          - The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

          - Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

          - The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

          - Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

          - Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

          - The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B and Class C shares. Therefore, the redemption value of your shares may be more or less than their original cost.

          - Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

          - Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

          - Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to the Statement of Additional Information for more details.

          - "Backup Withholding" of Federal income tax may be applied at the rate of 31% from dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified
Social Security or Employer Identification Number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of income.

          - The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent. Under the circumstances described in "How To Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

          - To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

Dividends. The Fund declares dividends separately for Class A, Class B and Class C shares from net investment income on an annual basis and normally pays those dividends to shareholders in December, but the Board of Trustees can change that date. The Board may also cause the Fund to declare dividends after the close of the Fund's fiscal year (which ends December 31st). Because the Fund does not have an objective of seeking current income, the amounts of dividends it pays, if any, will likely be small. Also, dividends paid on Class A shares generally are expected to be higher than for Class B and Class C shares because expenses allocable to Class B and Class C shares will generally be higher.

    Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of capital gains following the end of its fiscal year. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the year. Short-term capital gains are treated as dividends for tax purposes. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

          - Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.
          - Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.
          - Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.
          - Reinvest Your Distributions in Another Oppenheimer Funds Account. You can reinvest all distributions in another Oppenheimer funds account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

          - "Buying a Dividend": When a fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

          - Taxes on Transactions: Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking, capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them.

          - Returns of Capital: In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders.
If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

          This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX TO PROSPECTUS OF
OPPENHEIMER TARGET FUND

          Graphic material included in Prospectus of Oppenheimer Target
Fund: "Comparison of Total Return of Oppenheimer Target Fund with the S&P 500 Index - Change in Value of a $10,000 Hypothetical Investment"

          Linear graphs will be included in the Prospectus of Oppenheimer Target Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in each class of shares of the Fund. For Class A shares, that graph will cover each of the Fund's last ten fiscal years from 12/31/84 through 12/31/94 and in the case of the Fund's Class C shares the graph will cover the period from the inception of the class (December 1, 1993) through 12/31/94. Class B shares of the Fund were not available during the fiscal year ended 12/31/94. Accordingly, no information on Class B shares is included in the graphs. The graphs will compare such values with hypothetical $10,000 investments over the same time periods in the S&P 500 Index. Set forth below are the relevant data points that will appear on the linear graphs. Additional information with respect to the foregoing, including a description of the S&P 500 Index, is set forth in the Prospectus under "Performance of the Fund - Comparing the Fund's Performance to the Market."


Fiscal Year       Oppenheimer                  S&P 500
Period Ended      Target Fund A                Index
------------      -------------                -------
12/31/84          $9,425                       $10,627
12/31/85          $12,239                      $13,999
12/31/86          $13,252                      $16,613
12/31/87          $10,873                      $17,485
12/31/88          $14,395                      $20,380
12/31/89          $17,030                      $26,826
12/31/90          $16,667                      $25,992
12/31/91          $23,556                      $33,894
12/31/92          $25,974                      $36,473
12/31/93          $26,994                      $40,142
12/31/94          $27,117                      $40,668

Fiscal Year       Oppenheimer                  S&P
Period Ended      Target Fund C                500 Index
------------      -------------                ---------
11/30/93(1)       $10,000                      $10,000
12/31/93          $10,017                      $10,121
12/31/94          $10,066                      $10,254

----------------------
(1)  Class C shares of the Fund were first publicly offered on December
1, 1993.

Oppenheimer Target Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Advisor
Oppenheimer Management Corporation
Two World Trade Center
New York, New York 10048-0203

Distributor
Oppenheimer Funds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
Oppenheimer Shareholder Services
P.O. Box 5270
Denver, Colorado 80217

1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, New York 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York  10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information and, if given or made, such information and representations must not be relied upon as having been authorized by the Fund, Oppenheimer Management Corporation, Oppenheimer Funds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

PR0320.001.0595 *Printed on Recycled Paper

Oppenheimer Target Fund

Two World Trade Center, New York, New York 10048-0203
1-800-525-7048

Statement of Additional Information dated November 1, 1995


     This Statement of Additional Information of Oppenheimer Target Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 1, 1995. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, Oppenheimer Shareholder Services, at P.O. Box 5270, Denver, Colorado 80217 or by calling the Transfer Agent at the toll-free number shown above.

Contents
                                                                 Page
About the Fund
Investment Objective and Policies
     Investment Policies and Strategies
     Other Investment Techniques and Strategies
     Other Investment Restrictions
How the Fund is Managed
     Organization and History
     Trustees and Officers of the Fund
     The Manager and Its Affiliates
Brokerage Policies of the Fund
Performance of the Fund
Distribution and Service Plans
About Your Account
How To Buy Shares
How To Sell Shares
How To Exchange Shares
Dividends, Capital Gains and Taxes
Additional Information About the Fund
Financial Information About the Fund
Independent Auditors' Report
Financial Statements
Appendix A: Industry Classifications                          A-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. Set forth below is supplemental information about those policies and the types of securities in which the Fund invests, as well as the strategies the Fund may use to try to achieve its objective. Certain capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

     In selecting securities for the Fund's portfolio, the Fund's investment advisor, Oppenheimer Management Corporation (referred to as the "Manager"), evaluates the merits of securities primarily through the exercise of its own investment analysis. This may include, among other things, evaluation of the history of the issuer's operations, prospects for the industry of which the issuer is part, the issuer's financial condition, the issuer's pending product developments and developments by competitors, the effect of general market and economic conditions on the issuer's business, and legislative proposals or new laws that might affect the issuer. Current income is not a consideration in the selection of portfolio securities for the Fund, whether for appreciation, defensive or liquidity purposes. The fact that a security has a low yield or does not pay current income will not be an adverse factor in selecting securities to try to achieve the Fund's investment objective of capital appreciation unless the Manager believes that the lack of yield might adversely affect appreciation possibilities.

     The portion of the Fund's assets allocated to securities and methods selected for capital appreciation will depend upon the judgment of the Fund's Manager as to the future movement of the equity securities markets. If the Manager believes that economic conditions favor a rising market, the Fund will emphasize securities and investment methods selected for high capital growth. If the Manager believes that a market decline is likely, defensive securities and investment methods will be emphasized (See "Temporary Defensive Investments," below).

     - Growth-Type Companies. The "growth-type" companies whose securities may be emphasized in the Fund's portfolio include, among others, companies in the natural resources fields or those developing industrial applications for new scientific knowledge having potential for technological innovation, such as nuclear energy, oceanography, business services, business technology and new consumer products.

     The Fund may invest in securities of smaller, less well-known companies (see "Investing in Small, Unseasoned Companies" below), but the Fund may also buy securities of large, well-known companies (which are not generally considered to be "growth-type" companies) when the Manager believes that the amounts of securities of smaller companies available at prices that may be expected to appreciate are insufficient to help the Fund achieve its objective of capital appreciation.

     - Warrants and Rights. Warrants basically are options to purchase equity securities at set prices valid for a specified period of time.
The prices of warrants do not necessarily move in a manner parallel to the prices of the underlying securities. The price the Fund pays for a warrant will be lost unless the warrant is exercised prior to its expiration. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

Other Investment Techniques and Strategies

     - Hedging with Options and Futures Contracts. As described in the Prospectus, the Fund may employ one or more types of Hedging Instruments. Hedging Instruments may be used to attempt to: (i) protect against possible declines in the market value of the Fund's portfolio resulting from downward trends in the securities markets,
(ii) protect unrealized gains in the value of the Fund's securities which have appreciated, (iii) facilitate selling securities for investment reasons, (iv) establish a position in the securities markets as a temporary substitute for purchasing particular debt securities, or
(v) reduce the risk of adverse currency fluctuations.

     The Fund may use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do, the Fund may: (i) purchase Futures or (ii) purchase calls on such Futures or securities. Normally, the Fund would then purchase the equity securities and terminate the hedging position.
When hedging to protect against declines in the dollar value of a foreign currency-denominated security, the Fund may: (a) purchase puts on that foreign currency or on foreign currency Futures, (b) write calls on that currency or on such Futures, or (c) enter into Forward Contracts at a lower rate than the spot ("cash") rate.

     The Fund's strategy of hedging with Futures and options on Futures will be incidental to the Fund's activities in the underlying cash market. At present, the Fund does not intend to enter into Futures, Forward Contracts and options on Futures if, after any such purchase, the sum of margin deposits on Futures and premiums paid on Futures options exceeds 5% of the value of the Fund's total assets. In the future, the Fund may employ Hedging Instruments and strategies that are not presently contemplated but which may be developed, to the extent such investment methods are consistent with the Fund's investment objective, legally permissible and adequately disclosed. Additional Information about the Hedging Instruments the Fund may use is provided below.

          - Writing Covered Call Options. The Fund may write (that is, sell) call options ("calls"). All calls written by the Fund must be "covered" while the call is outstanding (that means, the Fund must own the securities subject to the call or other securities acceptable for applicable escrow requirements). Calls on Futures (discussed below) must be covered by deliverable securities or by liquid assets segregated to satisfy the Futures contract.

     When the Fund writes a call on an investment it receives a premium and agrees to sell the callable investment to a purchaser of a corresponding call during the call period (usually not more than 9 months) at a fixed exercise price (which may differ from the market price of the underlying investment), regardless of market price changes during the call period. The Fund has retained the risk of loss should the price of the underlying security decline during the call period, which may be offset to some extent by the premium.

     To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." A profit or loss will be realized, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund has written is more or less than the price of the call the Fund has subsequently purchased. A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received. Those profits are considered short-term capital gains for Federal income tax purposes, and when distributed by the Fund are taxable as ordinary income. If the Fund could not effect a closing purchase transaction due to lack of a market, it would have to hold the callable investments until the call lapsed or was exercised.

     The Fund may also write calls on Futures without owning a futures contract or deliverable securities, provided that at the time the call is written, the Fund covers the call by segregating in escrow an equivalent dollar amount of deliverable securities or liquid assets. The Fund will segregate additional liquid assets if the value of the escrowed assets drops below 100% of the current value of the Future. In no circumstances would an exercise notice require the Fund to deliver a futures contract; it would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

     - Purchasing Calls and Puts. The Fund may purchase calls to protect against the possibility that the Fund's portfolio will not fully participate in an anticipated rise in the securities market.
When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium and, except as to calls on stock indices, has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. When the Fund purchases a call on an index, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. In purchasing a call, the Fund benefits only if the call is sold at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid and the call is exercised. If the call is not exercised or sold (whether or not at a profit), it will become worthless at its expiration date and the Fund will lose its premium payment and the right to purchase the underlying investment.

     The Fund may purchase put options ("puts") which relate to securities, foreign currencies or Futures. When the Fund purchases a put, it pays a premium and, except as to puts on stock indices, has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Buying a put on an investment the Fund owns enables the Fund to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date, and the Fund will lose its premium payment and the right to sell the underlying investment. The put may, however, be sold prior to expiration (whether or not at a profit.)

     Buying a put on an investment it does not own, either a put on an index or a put on a Stock Index Future not held by the Fund, permits the Fund either to resell the put or buy the underlying investment and sell it at the exercise price. The resale price of the put will vary inversely with the price of the underlying investment. If the market price of the underlying investment is above the exercise price and as a result the put is not exercised, the put will become worthless on its expiration date. In the event of a decline in the stock market, the Fund could exercise or sell the put at a profit to attempt to offset some or all of its loss on its portfolio securities. When the Fund purchases a put on an index, or on a Future not held by it, the put protects the Fund to the extent that the index moves in a similar pattern to the securities held. In the case of a put on an index or Future, settlement is in cash rather than by delivery by the Fund of the underlying investment.

     Puts and calls on broadly-based stock indices or Stock Index Futures are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the stock market generally) rather than on price movements in individual securities or futures contracts. When the Fund buys a call on an index or Future, it pays a premium. During the call period, upon exercise of a call by the Fund, a seller of a corresponding call on the same investment will pay the Fund an amount of cash to settle the call if the closing level of the index or Future upon which the call is based is greater than the exercise price of the call. That cash payment is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier") which determines the total dollar value for each point of difference. When the Fund buys a put on an index or Future, it pays a premium and has the right during the put period to require a seller of a corresponding put, upon the Fund's exercise of its put, to deliver to the Fund an amount of cash to settle the put if the closing level of the index or Future upon which the put is based is less than the exercise price of the put. That cash payment is determined by the multiplier, in the same manner as described above as to calls.

     - Stock Index Futures. The Fund may buy and sell Stock Index Futures. No monetary amount is paid or received upon the purchase or sale of a Stock Index Future or a foreign currency exchange contract ("Forward Contract"), discussed below. This is a type of financial future for which the index used as the basis for trading is a broadly-based stock index (including stocks that are not limited to issuers in a particular industry or group of industries). A stock index assigns relative values to the stocks included in the index and fluctuates with the changes in the market value of these stocks. Stock indices cannot be purchased or sold directly. Financial Futures are contracts based on the future value of the basket of securities that comprise the underlying index. The contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction, or to enter into an offsetting contract. No physical delivery of the securities underlying the index is made on settling futures obligations.

     Upon entering into a Futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. Treasury bills with the futures commission merchant (the "futures broker"). The initial margin will be deposited with the Funds's Custodian in an account registered in the futures broker's name; however the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, as the value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be made to or by the futures broker on a daily basis.

     At any time prior to the expiration of the Future, the Fund may elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund. Any loss or gain is then realized for tax purposes. Although Stock Index Futures by their terms call for cash settlement or delivery of cash, in most cases the obligation is fulfilled by entering into an offsetting position. All futures transactions are effected through a clearinghouse associated with the exchange on which to contracts are traded.

     - Forward Contracts. The Fund may enter into foreign currency exchange contracts ("Forward Contracts"), which obligate the seller to deliver and the purchaser to take a specific amount of foreign currency at a specific future date for a fixed price. A Forward Contract involves bilateral obligations of one party to purchase, and another party to sell, a specific currency at a future date (which may be any fixed number of days from the date of the contract agreed upon by the parties), at a price set at the time the contract is entered into. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into a Forward Contract in order to "lock in" the U.S. dollar price of a security denominated in a foreign currency which it has purchased or sold but which has not yet settled, or to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency.

     There is a risk that use of Forward Contracts may reduce the gain that would otherwise result from a change in the relationship between the U.S. dollar and a foreign currency. To attempt to limit its exposure to loss under Forward Contracts in a particular foreign currency, the Fund limits its use of these contracts to the amount of its net assets denominated in that currency or denominated in a closely-correlated foreign currency. Forward contracts include standardized foreign currency futures contracts which are traded on exchanges and are subject to procedures and regulations applicable to other Futures. The Fund may also enter into a forward contract to sell a foreign currency denominated in a currency other than that in which the underlying security is denominated. This is done in the expectation that there is a greater correlation between the foreign currency of the forward contract and the foreign currency of the underlying investment than between the U.S. dollar and the foreign currency of the underlying investment. This technique is referred to as "cross hedging." The success of cross hedging is dependent on many factors, including the ability of the Manager to correctly identify and monitor the correlation between foreign currencies and the U.S. dollar. To the extent that the correlation is not identical, the Fund may experience losses or gains on both the underlying security and the cross currency hedge.

     The Fund may use Forward Contracts to protect against uncertainty in the level of future exchange rates. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. In addition, although Forward Contracts limit the risk of loss due to a decline in the value of the hedged currencies, at the same time they limit any potential gain that might result should the value of the currencies increase.

     There is no limitation as to the percentage of the Fund's assets that may be committed to foreign currency exchange contracts. The Fund does not enter into such forward contracts or maintain a net exposure in such contracts to the extent that the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's assets denominated in that currency, or enter into a "cross hedge," unless it is denominated in a currency or currencies that the Manager believes will have price movements that tend to correlate closely with the currency in which the investment being hedged is denominated. See "Tax Aspects of Covered Calls and Hedging Instruments" below for a discussion of the tax treatment of foreign currency exchange contracts.

     The Fund may enter into Forward Contracts with respect to specific transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates receipt of dividend payments in a foreign currency, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment by entering into a Forward Contract, for a fixed amount of U.S. dollars per unit of foreign currency, for the purchase or sale of the amount of foreign currency involved in the underlying transaction ("transaction hedge"). The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates during the period between the date on which the security is purchased or sold, or on which the payment is declared, and the date on which such payments are made or received.

     The Fund may also use Forward Contracts to lock in the U.S. dollar value of portfolio positions ("position hedge"). In a position hedge, for example, when the Fund believes that foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount. In this situation the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated ("cross hedge").

     The Fund's Custodian will place cash or U.S. Government securities or other liquid high-quality debt securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward contracts to cover its short positions. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

     The precise matching of the Forward Contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date the Forward Contract is entered into and the date it is sold. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase), if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

     At or before the maturity of a Forward Contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

     The cost to the Fund of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. Because such contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of each particular counterparty under a Forward Contract.

     Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and investors should be aware of the costs of currency conversion. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

     - Additional Information About Hedging Instruments and Their Use. The Fund's Custodian, or a securities depository acting for the Custodian, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written options traded on exchanges or as to other acceptable escrow securities, so that no margin will be required from the Fund for such transactions. OCC will release the securities on the expiration of the option or upon the Fund's entering into a closing transaction. An option position may be closed out only on a market which provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option.

     The Fund's option activities may affect its turnover rate and brokerage commissions. The exercise by the Fund of puts on securities will cause the sale of related investments, increasing portfolio turnover. Although such exercise is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons which would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys a put or call, sells a call, or buys or sells an underlying investment in connection with the exercise of a put or call. Such commissions may be higher than those which would apply to direct purchases or sales of such underlying investments. Premiums paid for options are small in relation to the market value of the related investments, and consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investments.

     When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. Government securities dealer, which would establish a formula price at which the Fund would have the absolute right to repurchase that OTC option. That formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the extent to which the option is "in-the-money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of the limit on its assets that may be invested in illiquid securities, stated in the Prospectus) the mark-to-market value of any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating whether OTC options should be considered liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

     - Regulatory Aspects of Hedging Instruments. The Fund is required to operate within certain guidelines and restrictions with respect to its use of Futures and options on Futures established by the Commodity Futures Trading Commission ("CFTC"). In particular the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for Futures margin and related options premiums for a bona fide hedging position. However, under the Rule the Fund must limit its aggregate initial futures margin and related option premiums to no more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund also must use short Futures and Futures options positions solely for "bona fide hedging purposes" within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

     Transactions in options by the Fund are subject to limitations established by each of the option exchanges governing the maximum number of options that may be written or held by a single investor or group of investors acting in concert, regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more exchanges or brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund, or an advisor that is an affiliate of the Fund's advisor. Position limits also apply to Futures. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions. Due to requirements under the Investment Company Act, when the Fund purchases a Future, the Fund will maintain, in a segregated account or accounts with its custodian bank, cash or readily-marketable, short-term (maturing in one year or less) debt instruments in an amount equal to the market value of the securities underlying such Future, less the margin deposit applicable to it.

     - Tax Aspects of Covered Calls and Hedging Instruments. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without the Fund having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). One of the tests for the Fund's qualification as a regulated investment company is that less than 30% of its gross income must be derived from gains realized on the sale of securities held for less than three months. To comply with that 30% cap, the Fund will limit the extent to which it engages in the following activities, but will not be precluded from them: (i) selling investments, including Stock Index Futures, held for less than three months, whether or not they were purchased on the exercise of a call held by the Fund; (ii) purchasing options which expire in less than three months; (iii) effecting closing transactions with respect to calls or puts written or purchased less than three months previously; (iv) exercising puts or calls held by the Fund for less than three months; or (v) writing calls on investments held less than three months.

     Certain foreign currency exchange contracts (Forward Contracts) in which the Fund may invest are treated as "section 1256 contracts." Gains or losses relating to section 1256 contracts generally are characterized under the Internal Revenue Code as 60% long-term and 40% short-term capital gains or losses. However, foreign currency gains or losses arising from certain section 1256 contracts (including Forward Contracts) generally are treated as ordinary income or loss. In addition, section 1256 contracts held by the Fund at the end of each taxable year are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt these transactions from this mark-to-market treatment.

     Certain Forward Contracts entered into by the Fund may result in "straddles" for Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent such loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

     Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of foreign currency forward contracts, gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. Currency gains and losses are offset against market gains and losses before determining a net "Section 988" gain or loss under the Internal Revenue Code, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

          - Risks of Hedging With Options and Futures. In addition to the risks with respect to options discussed in the Prospectus and above, there is a risk in using short hedging by selling Futures to attempt to protect against decline in value of the Fund's portfolio securities
(due to an increase in interest rates) that the prices of such Futures will correlate imperfectly with the behavior of the cash (i.e., market value) prices of the Fund's securities. The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures markets depend on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures markets could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

     If the Fund uses Hedging Instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying Futures and/or calls on such Futures or on securities, it is possible that the market may decline; if the Fund then concludes not to invest in such securities at that time because of concerns as to possible further market decline or for other reasons, the Fund will realize a loss on the Hedging Instruments that is not offset by a reduction in the price of the securities purchased.

     - Borrowing for Leverage. From time to time, the Fund may increase its ownership of securities by borrowing from banks on an unsecured basis and investing the borrowed funds, subject to the restrictions stated in the Prospectus. Any such borrowing will be made only from banks, and, pursuant to the requirements of the Investment Company Act of 1940 (the "Investment Company Act"), will only be made to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that requirement. To do so, the Fund may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than funds that do not borrow.

     - Foreign Securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments that are traded on foreign securities exchanges or in the foreign over-the-counter markets. Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

          Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.
If the Fund's portfolio securities are held abroad, the countries in which they may be held and the sub-custodians holding them must be approved by the Fund's Board of Trustees where required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

     - Risks of Foreign Investing. Investing in foreign securities involves considerations and possible risks not typically associated with investing in securities in the U.S. The values of foreign securities will be affected by changes in currency rates or exchange control regulations or currency blockage, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the U.S. or abroad) or changed circumstances in dealings between nations. There may be a lack of public information about foreign issuers. Foreign countries may not have financial reporting, accounting and auditing standards comparable to those that apply to U.S. issuers. Costs will be incurred in connection with conversions between various currencies. Foreign brokerage commissions are generally higher than commissions in the U.S., and foreign securities markets may be less liquid, more volatile and less subject to governmental regulation than in the U.S. They may have increased delays in setting portfolio transactions. Investments in foreign countries could be affected by other factors not generally thought to be present in the U.S., including expropriation or nationalization, confiscatory taxation and potential difficulties in enforcing contractual obligations, and could be subject to extended settlement periods.

     - Restricted and Illiquid Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

     The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

     - Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities). To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

     - Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities. In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to, an approved vendor. An "approved vendor" is a U.S. commercial bank or the U.S. branch of a foreign bank or a broker-dealer which has been designated a primary dealer in government securities, which must meet the credit requirements set by the Fund's Board of Trustees from time to time.
The repurchase price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

     - Short Sales "Against-the-Box". In this type of short sale, while the short position is open, the Fund must own an equal amount of the securities sold short, or by virtue of ownership of other securities have the right, without payment of further consideration, to obtain an equal amount of the securities sold short. Short sales against-the-box may be made to defer, for Federal income tax purposes, recognition of gain or loss on the sale of securities "in-the-box" until the short position is closed out. They may also be used to protect a gain on the security "in-the-box" when the Fund does not want to sell it and recognize a capital gain.

     - Temporary Defensive Investments. When the equity markets in general are declining, the Fund may commit an increasing portion of its assets to defensive securities. These may include the types of securities described in the Prospectus. When investing for defensive purposes, the Fund will normally emphasize investment in short-term debt securities (that is, securities maturing in one year or less from the date of purchase), since those types of securities are generally more liquid and usually may be disposed of quickly without significant gains or losses so that the Manager may have liquid assets when it wishes to make investments in securities for appreciation possibilities.


Other Investment Restrictions

     The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, such a "majority" vote is defined as the vote of the holders of the lesser of: 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present, or more than 50% of the outstanding shares.

     Under these additional restrictions, the Fund cannot:

     - Invest in companies for the purpose of acquiring control or management thereof;
     - Invest in commodities or commodities contracts other than the hedging instruments permitted by any of its other fundamental policies, whether or not any such hedging instrument is considered to be a commodity or a commodity contract;
     - Invest in real estate or in interests in real estate, but the Fund may purchase readily marketable securities of companies holding real estate or interests therein;
     - Purchase securities on margin; however, the Fund may make margin deposits in connection with any of the hedging instruments permitted by any of its other fundamental policies;
     - Lend money, but the Fund may invest in all or a portion of an issue of bonds, debentures, commercial paper, or other similar corporate obligations of the types that are usually purchased by institutions, whether or not publicly distributed; the Fund may also make loans of portfolio securities, subject to the percentage restrictions set forth in the Prospectus under the caption "Loans of Portfolio Securities";
     - Mortgage or pledge any of its assets; however, this does not prohibit the escrow arrangements contemplated by the writing of covered call options or other collateral or margin arrangements in connection with any hedging instruments permitted by any of its other fundamental policies;
     - Underwrite securities of other companies, except insofar as the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933 in the resale of any securities held in its own portfolio;
     - Invest in or hold securities of any issuer if those officers and Trustees of the Fund or its adviser owning individually more than .5% of the securities of such issuer together own more than 5% of the securities of such issuer; or
    - Invest in interests in oil, gas or mineral exploration leases or development programs.

     For purposes of tho Fund's policy not to concentrate its investments in any one industry as described in "Other Investment Restrictions" in the Prospectus, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. This is not a fundamental policy.

How the Fund Is Managed

Organization and History. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

     The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

    Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations during the past five years are listed below. The address of each Trustee and officer is Two World Trade Center, New York, New York 10048-0203, unless another address is listed below. All of the Trustees are also trustees of Oppenheimer Fund, Oppenheimer Global Fund, Oppenheimer Growth Fund, Oppenheimer Discovery Fund, Oppenheimer Global Emerging Growth Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Tax-Free Bond Fund, Oppenheimer Money Market Fund, Inc., Oppenheimer Target Fund, Oppenheimer New York Tax-Exempt Fund, Oppenheimer California Tax-Exempt Fund, Oppenheimer Multi-State Tax-Exempt Trust, Oppenheimer Asset Allocation Fund, Oppenheimer U.S. Government Trust, Oppenheimer Multi-Sector Income Trust and Oppenheimer Multi-Government Trust (collectively the "New York-based Oppenheimer funds"). Messrs. Spiro, Bishop, Bowen, Donohue, Farrar and Zack respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of October 6, 1995, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of the outstanding shares of each class of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager (one of the Trustees of the Fund listed below, Ms. Macaskill, and one of the officers, Mr. Donohue, are Trustees of that Plan), other than the shares beneficially owned under that plan by the officers of the Fund listed below.

     Leon Levy, Chairman of the Board of Trustees; Age: 70
     General Partner of Odyssey Partners, L.P. (investment partnership) and Chairman of Avatar Holdings, Inc. (real estate development).

     Leo Cherne, Trustee; Age: 83
     122 East 42nd Street, New York, New York 10168
     Chairman Emeritus of the International Rescue Committee
     (philanthropic organization); formerly Executive Director of The Research Institute of America.

     Robert G. Galli, Trustee*; Age: 62
     Vice Chairman of the Manager and Vice President and Counsel of Oppenheimer Acquisition Corp. ("OAC"), the Manager's parent holding company; formerly he held the following positions: a director of the Manager and Oppenheimer Funds Distributor, Inc. (the "Distributor"), Vice President and a director of HarbourView Asset Management Corporation ("HarbourView") and Centennial Asset Management Corporation ("Centennial"), investment advisory subsidiaries of the Manager, a director of Shareholder Financial Services, Inc. ("SFSI") and Shareholder Services, Inc. ("SSI"), transfer agent subsidiaries of the Manager, an officer of other Oppenheimer funds and Executive Vice President and General Counsel of the Manager and Oppenheimer Funds Distributor, Inc. (the 'Distributor").

     Benjamin Lipstein, Trustee; Age: 72
     591 Breezy Hill Road, Hillsdale, New York 12529
     Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University; a director of Sussex
     Publishers, Inc. (Publishers of Psychology Today on Mother Earth
     News) and a director of Spy Magazine, L.P.

     Bridget A. Macaskill, Trustee; Age: 47
     President, Chief Executive Officer and a Director of the Manager; Chairman and a Director of SSI, Vice President and a Director of OAC; a Director of HarbourView and of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; formerly an Executive Vice President of the Manager.

     Elizabeth B. Moynihan, Trustee; Age: 66
     801 Pennsylvania Avenue, N.W., Washington, DC 20004
     Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institution), the Institute of Fine Arts (New York University), National Building Museum; a member of the Trustees Council, Preservation League of New York State; a member of the Indo-U.S. Sub-Commission on Education and Culture.

     ______________________
     * A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act.

     Kenneth A. Randall, Trustee; Age: 68
     6 Whittaker's Mill, Williamsburg, Virginia 23185
     A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), Enron-Dominion Cogen Corp. (cogeneration company), Kemper Corporation (insurance and financial services company), Fidelity Life Association (mutual life insurance company); formerly Chairman of the Board of ICL, Inc. (information systems), and President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research).

     Edward V. Regan, Trustee; Age: 65
     40 Park Avenue, New York, New York 10016
     President of Jerome Levy Economics Institute; a member of the U.S. Competitiveness Policy Council; a director or GranCare, Inc.
     (healthcare provider); formerly New York State Comptroller and a trustee of the New York State and Local Retirement Fund.

     Russell S. Reynolds, Jr., Trustee; Age: 63
     200 Park Avenue, New York, New York 10166
     Founder and Chairman of Russell Reynolds Associates, Inc. (executive recruiting); Chairman of Directors Publication, Inc. (consulting and publishing); a trustee of Mystic Seaport Museum, International House, Greenwich Historical Society and Greenwich Hospital.

     Sidney M. Robbins, Trustee; Age: 83
     50 Overlook Road, Ossining, New York 10562
     Chase Manhattan Professor Emeritus of Financial Institutions, Graduate School of Business, Columbia University; Visiting Professor of Finance, University of Hawaii; and a director of The Korea Fund, Inc. (closed-end investment company); a member of the Board of Advisors, Olympus Private Placement Fund, L.P.; Professor Emeritus of Finance, Adelphi University.

     Donald W. Spiro, President and Trustee*; Age: 69
     Chairman Emeritus and a director of the Manager; formerly Chairman of the Manager and Oppenheimer Funds Distributor, Inc. (the
     "Distributor").

     Pauline Trigere, Trustee; Age: 82
     498 Seventh Avenue, New York, New York 10018
     Chairman and Chief Executive Officer of Trigere, Inc. (design and sale of women's fashions).

     Clayton K. Yeutter, Trustee; Age: 64
     1325 Merrie Ridge Road, McLean, Virginia 22101
     Of Counsel to Hogan & Hartson (a law firm); a director of B.A.T. Industries, Ltd. (tobacco and financial services), Caterpillar, Inc. (machinery), ConAgra, Inc. (food and agricultural products), Farmers Insurance Company (Insurance); FMC Corp. (chemicals and machinery), Lindsay Manufacturing Co. (irrigation equipment), Texas Instruments, Inc. (electronics), and The Virgo Corporation (fertilizer manufacturer); formerly (in descending chronological order) Counsellor to the President (Bush) for Domestic Policy, Chairman of the Republican National Committee, Secretary of the U.S. Department of Agriculture, and U.S. Trade Representative.

     Andrew J. Donohue, Secretary; Age: 45
     Executive Vice President and General Counsel of the Manager and the Distributor; an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor; prior to which he was a Partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

     Robert Doll, Jr., Vice President and Portfolio Manager; Age: 41 Executive Vice President of the Manager; an officer of other
     Oppenheimer funds.

     George C. Bowen, Treasurer; Age: 59
     3410 South Galena Street, Denver, Colorado 80231
     Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial; Vice President, Treasurer and Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

     Robert G. Zack, Assistant Secretary; Age: 47
     Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

     Robert Bishop, Assistant Treasurer; Age: 36
     3410 South Galena Street, Denver, Colorado 80231

     Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

     Scott Farrar, Assistant Treasurer; Age: 30
     3410 South Galena Street, Denver, Colorado 80231
     Assistant Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; previously a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers Harriman Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company, before which he was a sales representative for Central Colorado Planning.


     - Remuneration of Trustees. The officers of the Fund are affiliated with the Manager; they and the Trustees of the Fund who are affiliated with the Manager (Ms. Macaskill and Messrs. Galli and Spiro; Mr. Spiro are also an officers) receive no salary or fee from the Fund. The Trustees of the Fund (including Mr. Delaney, a former Trustee, but excluding Ms. Macaskill and Messrs. Galli and Spiro) received the total amounts shown below (i) from the Fund, during its fiscal year ended December 31, 1994, and (ii) from all 17 of the New York-based Oppenheimer funds (including the Fund) listed in the first paragraph of this section (and from Oppenheimer Global Environment Fund, Oppenheimer Mortgage Income Fund and Oppenheimer Time Fund, which ceased operation following the acquisition of their assets by certain other Oppenheimer funds).


                                Aggregate                     Total Compensation
                                Compensation                  From All
Name and                        from                          New York-based
Position                        Fund                          Oppenheimer Funds1

Leon Levy                       $17,233                       $141,000.00
  Chairman and
  Trustee

Leo Cherne                      $ 8,412                       $ 68,800.00
  Audit Committee
  Member and
  Trustee

Edmund T. Delaney               $10,536                       $ 86,200.00
  Study Committee
  Member and Trustee2

Benjamin Lipstein               $10,536                       $ 86,200.00
  Study Committee
  Member and Trustee

Elizabeth B. Moynihan           $ 7,408                       $ 60,625.00
  Study Committee
  Member and Trustee3

Kenneth A. Randall              $ 9,584                       $ 78,400.00
  Audit Committee
  Member and Trustee

Edward V. Regan                 $ 6,874                       $ 56,275.00
  Audit Committee
  Member and Trustee3

Russell S. Reynolds, Jr.        $ 6,372                       $ 52,100.00
  Trustee

Sidney M. Robbins               $14,931                       $122,100.00
  Study Committee
  Chairman, Audit
  Committee Vice-Chairman
  and Trustee

Pauline Trigere                 $ 6,372                       $ 52,100.00
  Trustee

Clayton K. Yeutter              $ 6,372                       $ 52,100.00
  Trustee

______________________
1 For the 1994 calendar year.
2 Board and committee member positions held during a portion of the period shown.
3 Committee position held during a portion of the period shown.

     The Fund has adopted a retirement plan that provides for payment to a retired Trustee of up to 80% of the average compensation paid during that Trustee's five years of service in which the highest compensation was received. A Trustee must serve in that capacity for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Because each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service, the amount of those benefits cannot be determined at this time, nor can the Fund estimate the number of years of credited service that will be used to determine those benefits. No sums were accrued during the fiscal year ended December 31, 1994 for the Fund's projected retirement benefit obligations.

     - Major Shareholders. As of October 6, 1995, the one entity that owned of record or was known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares was Merrill Lynch Pierce Fenner & Smith Inc., 4800 Deer Lake Drive E FL3, Jacksonville, FL
32246-6484, which owned 10,936,000 Class C shares (5.63%).

The Manager and Its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund, and two of whom (Messrs. Galli and Spiro) serve as Trustees of the Fund.

     The Manager and the Fund have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

     - The Investment Advisory Agreement. The investment advisory agreement between the Manager and the Fund requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment, and to provide and supervise the activities of all administrative and clerical personnel required to provide effective corporate administration for the Fund, including the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

     Expenses not expressly assumed by the Manager under the advisory agreement or by the Distributor under the General Distributors Agreement are paid by the Fund. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. For the Fund's fiscal years ended December 31, 1992, 1993 and 1994, the management fees paid by the Fund to the Manager were $3,006,439, $3,028,433, and $2,475,491 respectively.

     During the fiscal year ended December 31, 1994, the rates under the investment advisory fee changed on assets up to $400 million. Until June 30, 1994, the rates were 0.80% of the first $200 million of aggregate net assets and 0.75% of the next $200 million. Effective
July 1, 1994, those rates were reduced to 0.75% of the first $200 million and 0.72% of the next $200 million.

     The advisory agreement contains no provision limiting the Fund's expenses. However, independently of the advisory agreement, the Manager has voluntarily undertaken that the total expenses of the Fund in any fiscal year (including the management fee but excluding taxes, interest, brokerage commissions, distribution assistance payments and extraordinary expenses such as litigation costs) shall not exceed the most stringent expense limitation imposed under state law applicable to the Fund. Pursuant to the undertaking, the Manager's fee will be reduced at the end of a month so that there will not be any accrued but unpaid liability under this undertaking. Currently, the most stringent state expense limitation is imposed by California, and limits the Fund's expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million of average annual net assets, and 1.5% of average annual net assets in excess of $100 million. The Manager reserves the right to terminate or amend the undertaking at any time. Any assumption of the Fund's expenses under this limitation would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited.

     The advisory agreement provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from a good faith error or omission on its part with respect to any of its duties thereunder. The advisory agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

     - The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's Class A, Class B and Class
C shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor. During the Fund's fiscal years ended December 31, 1992, 1993, and 1994, the aggregate sales charges on sales of the Fund's Class A shares were $975,580, $698,109, and $351,806 respectively, of which the Distributor and an affiliated broker-dealer retained in the aggregate $421,079, $298,443 and $141,646 in those respective years. During the Fund's fiscal year ended December 31, 1994, contingent deferred sales charges collected on the Fund's Class C shares totalled $1,185 all of which the Distributor retained. Class B shares were not publicly offered during those periods and no contingent deferred sales charges were collected.
For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans," below.

     - The Transfer Agent. Oppenheimer Shareholder Services, the Fund's Transfer Agent, is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for shareholder servicing and administrative functions.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers ("brokers") to effect the Fund's portfolio transactions. In doing so, the Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act, as may, in its best judgment based on all relevant factors, implement the policy of the Fund to obtain, at reasonable expense, the "best execution" (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Manager need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

     Under the advisory agreement, the Manager is authorized to select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager and the commission is fair and reasonable in relation to the services provided. Subject to the foregoing considerations, the Manager may also consider sales of shares of the Fund and other investment companies managed by the Manager or its affiliates as a factor in the selection of brokers for the Fund's portfolio transactions.

Description of Brokerage Practices Followed by the Manager. Subject to the provisions of the advisory agreement, the procedures and rules described above, allocations of brokerage are generally made by the Manager's portfolio traders based upon recommendations from the Manager's portfolio managers. In certain instances portfolio managers may directly place trades and allocate brokerage, also subject to the provisions of the advisory agreement and the procedures and rules described above. In either case, brokerage is allocated under the supervision of the Manager's executive officers. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. Brokerage commissions are paid primarily for effecting transactions in listed securities or for certain fixed-income agency transactions in the secondary market, and are otherwise paid only if it appears likely that a better price or execution can be obtained. When the Fund engages in an option transaction, ordinarily the same broker will be used for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates are combined. The transactions effected pursuant to such combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

     Most purchases of money market instruments and debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless it determines that a better price or execution can be obtained by using a broker. Purchases of these securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

     The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates, and investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of such other accounts. Such research, which may be supplied by a third party at the instance of a broker, includes information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, receipt of market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars. The Board of Trustees has permitted the Manager to use concessions on fixed price offerings to obtain research, in the same manner as is permitted for agency transactions. The Board has also permitted the Manager to use stated commissions on secondary fixed-income trades to obtain research where the broker has represented to the Manager that (i) the trade is not from the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commissions and (iii) the trade is not a riskless principal transaction.

     The research services provided by brokers broadens the scope and supplement the research activities of the Manager, by making available additional views for consideration and comparisons, and by enabling the Manager to obtain market information for the valuation of securities held in the Fund's portfolio or being considered for purchase. The Board of Trustees, including the "independent" Trustees of the Fund (those Trustees of the Fund who are not "interested persons" as defined in the Investment Company Act, and who have no direct or indirect financial interest in the operation of the advisory agreement or the Distribution Plans described below) annually reviews information furnished by the Manager as to the commissions paid to brokers furnishing such services so that the Board may ascertain whether the amount of such commissions was reasonably related to the value or benefit of such services.

     During the Fund's fiscal years ended December 31, 1992, 1993, and 1994, total brokerage commissions paid by the Fund (not including spreads or concessions on principal transactions on a net trade basis) were $493,589, $319,608 and $564,504, respectively. During the fiscal year ended December 31, 1994, $295,074 was paid to brokers as commissions in return for research services (including special research, statistical information and execution); the aggregate dollar amount of those transactions was $138,285,540. The transactions giving rise to those commissions were allocated in accordance with the Manager's internal allocation procedures.

Performance of the Fund

    Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return," "average annual total return at net asset value" and "cumulative total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below. No total return calculations are presented below for Class B shares because no shares of that class were publicly offered during the fiscal year ended December 31, 1994.


     The Fund's advertisements of its performance data must, under applicable rules of the Securities and Exchange Commission, include the average annual total returns for each class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of each class of shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

     - Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

( ERV ) 1/n
(-----)     -1 = Average Annual Total Return
(  P  )

     - Cumulative Total Returns. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

ERV - P
------- = Total Return
   P

          In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). For Class B shares, payment of a contingent deferred sales charge of 5.0% for the first year, 4.0% for the second year, 3.0% for the third and fourth year, 2.0% for the fifth year and 1.0% for the sixth year, and none thereafter, is applied as described in the Prospectus. For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period. The "average annual total returns" on an investment in Class A shares of the Fund for the one, five and ten year periods ended December 31, 1994, were -5.32%, 8.46% and 10.49%, respectively. The "cumulative total return" on Class A shares for the ten year period ended December 31, 1994, was 171.17%. During a portion of the periods for which total returns are shown for Class A shares, the Fund's maximum initial sales charge rate was higher; as a result, performance returns on actual investments during those periods may be lower than the results shown. The average annual total returns on Class C shares for the period from December 1, 1993, (the commencement of the offering of the shares) through December 31, 1994 and for the one-year period ending through December 31, 1994 were 0.66% and -1.38%, respectively.

     - Total Returns at Net Asset Value. From time to time the Fund may also quote an average annual total return at net asset value or a cumulative total return at net asset value for Class A, Class B or Class C shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. The cumulative total return at net asset value of the Fund's Class A shares for the ten-year period ended December 31, 1994 was 187.71%. The average annual total returns at net asset value for the one, five and ten-year periods ended December 31, 1994, for Class A shares were 0.46%, 9.75% and 11.15%, respectively. The average annual total return at net asset value for Class C shares for the period from December 1, 1993, (the commencement of the offering of the shares) through December 31, 1994 and for the one-year period ending through December 31, 1994 were 0.66% and -0.50% respectively.

     Total return information may be useful to investors in reviewing the performance of the Fund's Class A, Class B or Class C shares. However, when comparing total return of an investment in Class A, Class B or Class C shares of the Fund with that of other alternatives, investors should understand that as the Fund is an aggressive equity fund seeking capital appreciation, its shares are subject to greater market risks and volatility than shares of funds having other investment objectives and that the Fund is designed for investors who are willing to accept greater risk of loss in the hopes of realizing greater gains.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B or Class C shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund's classes are ranked against (i) all other funds (excluding money market funds), (ii) all other capital appreciation funds and (iii) all other capital appreciation funds in a specific size category. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

     From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources, including Lipper.

     From time to time the Fund may publish the ranking of its performance by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, monthly in broad investment categories (equity, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's (or class's) three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk reflects fund performance below 90-day U.S. Treasury bill monthly returns. Risk and return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Fund in relation to other equity funds. The current ranking is a weighted average of the 3, 5 and 10-year rankings (if available). Rankings are subject to change.

          The performance of the Fund's Class A, Class B or Class C shares may be compared with performance for the same period of either the Dow-Jones Industrial Average ("Dow") or the Standard & Poor's 500 Index
("S&P 500"), both of which are widely recognized indices of U.S. stock market performance. Both indices consist of unmanaged groups of common stocks; the Dow consists of thirty such issues. The performance of both indices includes a factor for the reinvestment of income dividends. Neither index reflects reinvestment of capital gains or takes transaction charges or taxes into consideration as these items are not applicable to indices. The performance of the Fund's Class A, Class B and Class C shares may also be compared in publications to (i) performance of various market indices or other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

     Investors may also wish to compare the Fund's Class A, Class B or Class C return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

     From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

     The Fund has adopted a Service Plan for Class A shares and a Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act pursuant to which the Fund makes payment to the Distributor quarterly in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. Each Plan has been approved by a vote of (i) the Board of Trustees of the Fund, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class. For the Distribution and Service Plan for the Class B shares and Class C shares, such votes were cast by the Manager as the sole initial holder of Class B and Class C shares of the Fund.

          In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

     Unless terminated as described below, each Plan continues in effect from year to year but only as long as its continuance is specifically approved at least annually by the Fund's Board of Trustees and its Independent Trustees by a vote cast in person at a meeting called for the purpose of voting on such continuance. Each Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed amendment to the Class A Plan that would materially increase the amount to be paid by Class A shareholders under the Class A Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company Act), voting separately by class. All material amendments must be approved by the Independent Trustees.

     While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports to the Fund's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which each payment was made and the identity of each Recipient that received any payment. The reports for the Class B and Class C Plans shall also include the distribution costs for that quarter, and such costs for previous fiscal periods that have been carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on selection or nomination is approved by a majority of the Independent Trustees.

     Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers, did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Fund's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no minimum amount.

     The Fund's shareholders approved a new Service Plan for Class A shares, effective July 1, 1994. Under the old plan, payments were made to a Recipient only as to Class A shares acquired on or after April 1, 1991. Under the current Plan, payments are based on the value of all Class A shares, whenever acquired.

          For the fiscal year ended December 31, 1994, payments under the Class A Plan totalled $325,662, all of which was paid by the Distributor to Recipients, including $33,166 paid to MML Investor
Services, Inc., an affiliate of the Distributor. Payments made under the Class C Plan during that fiscal period totalled $4,642, all of which was retained by the Distributor.

     Any unreimbursed expenses incurred by the Distributor with respect to Class A shares for any fiscal year may not be recovered in subsequent years. Payments received by the Distributor under the Plan for Class A shares will not be used to pay any interest expense, carrying charge, or other financial costs, or allocation of overhead by the Distributor. The Class B and Class C Plans allow the service fee payment to be paid by the Distributor to Recipients in advance for the first year such shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net asset value of the shares sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year that the shares are outstanding, the Recipient will be obligated to repay a pro rata portion of the advance payment for those shares to the Distributor.

          Although the Class B and Class C Plans permit the Distributor to retain both the asset-based sales charges and the service fees on Class
B and Class C shares, or to pay Recipients the service fee on a quarterly basis without payment in advance, the Distributor intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Class B and Class C Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Class B and Class C Plans are subject to the limitations imposed by the Rules of Fair
Practice of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

     The Class C Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods, as described in the Prospectus. The asset-based sales charge paid to the Distributor by the Fund under the Class C Plan is intended to allow the Distributor to recoup the cost of sales commissions paid to authorized brokers and dealers at the time of sale, plus financing costs, as described in the Prospectus. Such payments may also be used to pay for the following expenses in connection with the distribution of Class C shares: (i) financing the advance of the service fee payment to Recipients under the Class C Plan, (ii) compensation and expenses of personnel employed by the Distributor to support distribution of Class C shares, and (iii) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees.

ABOUT YOUR ACCOUNT

How To Buy Shares

Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than the other. The Distributor will not accept (i) any order for $500,000 or more of Class B or (ii) any order for $1 million or more of Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead.

     The three classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, including the asset-based sales charge to which Class B and Class C shares are subject.

     The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

     The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B and Class C shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (i) Distribution and/or Service Plan fees, (ii) incremental transfer and shareholder servicing agent fees and expenses, (iii) registration fees and (iv) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B and Class C shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some days (for example, in case of weather emergencies or days falling before a holiday). The Exchange's most recent annual holiday schedule (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's price and net asset value will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

          The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a securities exchange or on NASDAQ for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sales prices of the preceding trading day, or closing bid and asked prices); (ii) securities actively traded on a foreign securities exchange are valued at the last sales price available to the pricing service approved by the Fund's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; (iii) unlisted foreign securities or listed foreign securities not actively traded are valued as in (i) above, if available, or at the mean between "bid" and "asked" prices obtained from active market makers in the security on the basis of reasonable inquiry; (iv) long-term debt securities having a remaining maturity in excess of 60 days are valued at the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (v) debt instruments having a maturity of more than one year when issued, and non-money market type instruments having a maturity of one year or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (vi) money market-type debt securities having a maturity of less than one year when issued that having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vii) securities (including restricted securities) not having readily-available market quotations are valued at fair value under the Board's procedures.

     Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the Exchange. Events affecting the values of foreign securities traded in stock markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Trustees or the Manager, under procedures established by the Board of Trustees, determines that the particular event would materially affect the Fund's net asset value, in which case an adjustment would be made. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. In the case of U.S. government securities and corporate bonds, where last sale information is not generally available, such pricing procedures may indue "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Trustees will monitor the accuracy of pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

     Puts, calls and Futures held by the Fund are valued at the last sales price on the principal exchange on which they are traded, or on NASDAQ, as applicable, or, if there are no sales that day, in accordance with (i), above. Forward currency contracts are valued at the closing price on the London foreign exchange market. When the Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent deferred credit is included in the liability section. The deferred credit is "marked-to-market" to reflect the current market value of the option. In determining the Fund's gain on investments, if a call written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for such purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M.; but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the ACH transfer is initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse and a spouse's siblings.

          - The Oppenheimer Funds. The OppenheimerFunds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

Oppenheimer Tax-Free Bond Fund
Oppenheimer New York Tax-Exempt Fund
Oppenheimer California Tax-Exempt Fund
Oppenheimer Intermediate Tax-Exempt Fund
Oppenheimer Insured Tax-Exempt Fund
Oppenheimer Main Street California Tax-Exempt Fund
Oppenheimer Florida Tax-Exempt Fund
Oppenheimer Pennsylvania Tax-Exempt Fund
Oppenheimer New Jersey Tax-Exempt Fund
Oppenheimer Fund
Oppenheimer Discovery Fund
Oppenheimer Target Fund
Oppenheimer Growth Fund
Oppenheimer Equity Income Fund
Oppenheimer Value Stock Fund
Oppenheimer Asset Allocation Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Main Street Income & Growth Fund
Oppenheimer High Yield Fund
Oppenheimer Champion Income Fund
Oppenheimer Bond Fund
Oppenheimer U.S. Government Trust
Oppenheimer Limited-Term Government Fund
Oppenheimer Global Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer International Bond Fund

and the following "Money Market Funds":

Oppenheimer Money Market Fund, Inc.
Oppenheimer Cash Reserves
Centennial Money Market Trust
Centennial Tax Exempt Trust
Centennial Government Trust
Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial America Fund, L.P.
Daily Cash Accumulation Fund, Inc.

          There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money
Market Fund shares may be subject to a contingent deferred sales charge).

     - Letters of Intent. A Letter of Intent (referred to as a "Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares of the Fund (and Class A and Class
B shares of other Oppenheimer funds during a 13-month period (the
"Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter.
The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A
Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

     In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

          For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

     If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

     In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

     -    Terms of Escrow That Apply to Letters of Intent.

     1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

     2. If the intended purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

     3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

     4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

          5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include
(a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares acquired subject to a contingent deferred sales charge, and (c) Class A or B shares acquired in exchange for either (i) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other OppenheimerFunds that were acquired subject to a contingent deferred sales charge.

     6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "How To Sell Shares," in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

     There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

How to Sell Shares

     Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

     - Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share" and that valuation will be made as of the time the redemption price is determined.

     - Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Trustees will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

    Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of Class A shares or Class B shares of the Fund that you purchased by reinvesting dividends or distributions or on which you purchased a contingent deferred sales charge when you redeemed them. It does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing
and amount of the reinvestment.   Under the Internal Revenue Code, if
the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of either class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons maintaining an account in their own name) in OppenheimerFunds-sponsored pension, profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

    Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except if the Distributor receives a repurchase from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally 4:00 P.M., but it may be earlier on some days), and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

     By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

     - Automatic Exchange Plans. Shareholders can authorize the Transfer Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

     - Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

     The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

     For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

     Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date. Checks or AccountLink payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

     The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

     The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund. The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

     To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the Class A shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

     If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

          As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares and Oppenheimer Main Street California Tax-Exempt Fund which only offers Class A and Class B shares, (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A list showing which funds offer which class can be obtained by calling the Distributor at 1-800-525-7048.



          Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market
Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge).
However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

     Shares of this Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of either class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B and Class C contingent deferred sales charge are imposed on shares acquired by exchange if they are redeemed within 12 months or 6 years respectively of the initial purchase of the exchanged shares.

     When Class A, Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class A, Class B and Class C contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class of shares must specify whether they intend to exchange Class A, Class B or Class C shares.

     The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of 10 or more accounts. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

     When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal
Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

     Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund).

          The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, in order to enable the investor to earn a return on otherwise idle funds.

     Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Fund's Board of Trustees and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

    Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from shares of other Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Custodian. The Bank of New York is the Custodian of the Fund's assets. The Custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities, collecting income on the portfolio securities and handling the delivery of such securities to and from the Fund. The Manager has represented to the Fund that the banking relationships between the Manager and the Custodian have been and will continue to be unrelated to and unaffected by the relationship between the Fund and the Custodian. It will be the practice of the Fund to deal with the Custodian in a manner uninfluenced by any banking relationship the Custodian may have with the Manager and its affiliates. The Fund's cash balances with the Custodian in excess of $100,000 are not protected by Federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors. The independent auditors of the Fund audit the Fund's financial statements and perform other related audit services. They also act as auditors for certain other funds advised by the Manager and its affiliates.




                              ------------------------------------------------------------------------------------------------------
                              Independent Auditors' Report
                              ------------------------------------------------------------------------------------------------------


==========================================================
==========================================================
============
                              The Board of Trustees and Shareholders of Oppenheimer Target Fund:

                              We have audited the accompanying statements of investments and assets and liabilities of

                              Oppenheimer Target Fund as of December 31, 1994, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the ten-year period then ended. Thes
e
                             financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                                   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1994, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                                   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Target Fund as of December
                              31, 1994, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period then ended, in conformity with generally accepted accounting principles.

                              KPMG Peat Marwick LLP

                              Denver, Colorado
                              January 23, 1995


                              ------------------------------------------------------------------------------------------------------
                               Statement of Investments     December 31, 1994
                              ------------------------------------------------------------------------------------------------------


                                                                                                          Face          Market Value
                                                                                                          Amount        See Note 1
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements--21.9%   Repurchase agreement with First Chicago Capital Markets, 6%, dated 12/30/94, to be repurchased at $66,444,267 on 1/3/95, collateralized by U.S. Treasury Nts., 3.875%--8.875%, 5/31/95--8/31/05,
                               with a value of $63,145,634 and U.S. Treasury Bonds, 10.75%--14.25%,
                               2/15/02--8/15/05, with a value of $4,638,710 (Cost $66,400,000)            $66,400,000
$66,400,000

                                                                                                          Shares
==========================================================
==========================================================
===============
Common Stocks--78.2%
-----------------------------------------------------------------------------------------------------------------------------------
Basic Materials--2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals--1.0%               Georgia Gulf Corp.(1)                                                            75,000     2,915,625
-----------------------------------------------------------------------------------------------------------------------------------
Steel--1.1%                   LTV Corp.(1)                                                                    215,000     3,493,750
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals--10.2%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market-0.4% Goodyear Tire & Rubber Co.                                                       40,000
1,345,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcast Media--0.6%         Multimedia, Inc.(1)                                                              62,500     1,781,250
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment--0.4%           WMS Industries, Inc.(1)                                                          65,000     1,218,750
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time--3.1%            Acclaim Entertainment, Inc.(1)                                                   25,000       359,375
                              -----------------------------------------------------------------------------------------------------
                              Brunswick Corp.                                                                 275,000     5,190,625
                              -----------------------------------------------------------------------------------------------------
                              Harley-Davidson, Inc.                                                            80,000     2,240,000
                              -----------------------------------------------------------------------------------------------------
                              Outboard Marine Corp.                                                            75,000     1,471,875
                                                                                                                       ------------
                                                                                                                          9,261,875

-----------------------------------------------------------------------------------------------------------------------------------
Restaurants--0.4%             Shoney's, Inc.(1)                                                                95,000     1,211,250
-----------------------------------------------------------------------------------------------------------------------------------
Retail Stores:                Bradlees, Inc.                                                                   10,000       116,250
                              -----------------------------------------------------------------------------------------------------
Department Stores--0.5%       Dollar General Corp.                                                             50,000     1,500,000
                                                                                                                       ------------
                                                                                                                          1,616,250

-----------------------------------------------------------------------------------------------------------------------------------
Retail Stores: General        Waban, Inc.(1)                                                                   90,000     1,597,500
                              -----------------------------------------------------------------------------------------------------
Merchandise Chains--1.8%      Wal-Mart Stores, Inc.                                                           185,000     3,931,250
                                                                                                                       ------------
                                                                                                                          5,528,750

-----------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty--2.0%       Home Depot, Inc. (The)                                                           30,000     1,380,000
                              -----------------------------------------------------------------------------------------------------
                              Intelligent Electronics, Inc.                                                    73,200       585,600
                              -----------------------------------------------------------------------------------------------------
                              Michaels Stores, Inc.(1)                                                         82,900     2,880,775
                              -----------------------------------------------------------------------------------------------------
                              Toys 'R' Us, Inc.(1)                                                             40,000     1,220,000
                                                                                                                       ------------
                                                                                                                          6,066,375

-----------------------------------------------------------------------------------------------------------------------------------
Retail: Specialty Apparel--0.7%
                              Gap, Inc. (The)                                                                  65,000     1,982,500
-----------------------------------------------------------------------------------------------------------------------------------
Toys--0.3%                    Mattel, Inc.                                                                     30,000       753,750
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals--19.5%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages: Soft Drinks--2.3%  Coca-Cola Co. (The)                                                             100,000     5,150,000
                              -----------------------------------------------------------------------------------------------------
                              PepsiCo, Inc.                                                                    50,000     1,812,500
                                                                                                                       ------------
                                                                                                                          6,962,500



                              6  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------

                              -----------------------------------------------------------------------------------------------------

                                                                                                                       Market Value
                                                                                                               Shares  See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Drugs--3.2%                   Merck & Co., Inc.                                                                40,000  $  1,525,000
                              -----------------------------------------------------------------------------------------------------
                              Pfizer, Inc.                                                                     35,000     2,703,750
                              -----------------------------------------------------------------------------------------------------
                              Schering-Plough Corp.                                                            75,000     5,550,000
                                                                                                                       ------------
                                                                                                                          9,778,750

-----------------------------------------------------------------------------------------------------------------------------------
Food Processing--0.7%         ConAgra, Inc.                                                                    45,000     1,406,250
                              -----------------------------------------------------------------------------------------------------
                              IBP, Inc.                                                                        25,000       756,250
                                                                                                                       ------------
                                                                                                                          2,162,500

-----------------------------------------------------------------------------------------------------------------------------------
Healthcare: Diversified--4.4% Abbott Laboratories                                                             125,000     4,078,125
                              -----------------------------------------------------------------------------------------------------
                              American Home Products Corp.                                                     37,400     2,346,850
                              -----------------------------------------------------------------------------------------------------
                              Bristol-Myers Squibb Co.                                                         50,000     2,893,750
                              -----------------------------------------------------------------------------------------------------
                              Warner-Lambert Co.                                                               50,000     3,850,000
                                                                                                                       ------------
                                                                                                                         13,168,725

-----------------------------------------------------------------------------------------------------------------------------------
Healthcare: Miscellaneous--3.7%
                              Amgen, Inc.(1)                                                                   60,000     3,540,000
                              -----------------------------------------------------------------------------------------------------
                              U.S. Healthcare, Inc.                                                           100,000     4,125,000
                              -----------------------------------------------------------------------------------------------------
                              United Healthcare Corp.                                                          80,000     3,610,000
                                                                                                                       ------------
                                                                                                                         11,275,000

-----------------------------------------------------------------------------------------------------------------------------------
Hospital Management--0.8%     HealthCare COMPARE Corp.(1)                                                      70,000
2,388,750
-----------------------------------------------------------------------------------------------------------------------------------
Household Products--0.8%      Colgate-Palmolive Co.                                                            40,000     2,535,000
-----------------------------------------------------------------------------------------------------------------------------------
Medical Products--2.4%        Cordis Corp.(1)                                                                  75,000     4,537,500
                              -----------------------------------------------------------------------------------------------------
                              Medtronic, Inc.                                                                  50,000     2,781,250
                                                                                                                       ------------
                                                                                                                          7,318,750

-----------------------------------------------------------------------------------------------------------------------------------
Tobacco--1.2%                 Philip Morris Cos., Inc.                                                         15,000       862,500
                              -----------------------------------------------------------------------------------------------------
                              UST, Inc.                                                                        95,000     2,636,250
                                                                                                                       ------------
                                                                                                                          3,498,750

-----------------------------------------------------------------------------------------------------------------------------------
Industrial--2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Conglomerates--0.8%           Canadian Pacific Ltd.                                                           150,000     2,250,000
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment--1.7%    General Electric Co.                                                            100,000     5,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing:                Mark IV Industries, Inc.                                                         20,000       395,000
Diversified Industrials--0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Railroads--0.3%               Illinois Central Corp.                                                           30,000       922,500
-----------------------------------------------------------------------------------------------------------------------------------
Financial--23.1%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Finance--0.3%      MBNA Corp.                                                                       40,000       935,000



                              7  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------
                              Statement of Investments (Continued)
                              -----------------------------------------------------------------------------------------------------

                                                                                                                       Market Value
                                                                                                              Shares   See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Financial Services:
Miscellaneous--9.9%           Advanta Corp., Cl. A                                                            175,000  $  4,593,750
                              -----------------------------------------------------------------------------------------------------
                              Bear Stearns Cos., Inc. (The)                                                    90,000     1,383,750
                              -----------------------------------------------------------------------------------------------------
                              Countrywide Credit Industries, Inc.                                              20,000       260,000
                              -----------------------------------------------------------------------------------------------------
                              Federal Home Loan Mortgage Corp.                                                 15,000       757,500
                              -----------------------------------------------------------------------------------------------------
                              Federal National Mortgage Assn.                                                  45,000     3,279,375
                              -----------------------------------------------------------------------------------------------------
                              First USA, Inc.                                                                  65,000     2,136,875
                              -----------------------------------------------------------------------------------------------------
                              Green Tree Financial Corp.                                                      190,000     5,771,250
                              -----------------------------------------------------------------------------------------------------
                              PaineWebber Group, Inc.                                                         156,800     2,352,000
                              -----------------------------------------------------------------------------------------------------
                              Student Loan Marketing Assn.                                                     75,000     2,437,500
                              -----------------------------------------------------------------------------------------------------
                              Sunamerica, Inc.                                                                125,100     4,534,875
                              -----------------------------------------------------------------------------------------------------
                              Travelers, Inc.                                                                  75,000     2,437,500
                                                                                                                       ------------
                                                                                                                         29,944,375

-----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life--2.2%         AFLAC, Inc.                                                                     159,750     5,112,000
                              -----------------------------------------------------------------------------------------------------
                              NWNL Companies, Inc.                                                             60,000     1,740,000
                                                                                                                       ------------
                                                                                                                          6,852,000

-----------------------------------------------------------------------------------------------------------------------------------
Major Banks: Other--1.5%      Bank of Boston Corp.                                                            175,000     4,528,125
-----------------------------------------------------------------------------------------------------------------------------------
Major Banks: Regional--8.1%   First Interstate Bancorp                                                         40,000     2,705,000
                              -----------------------------------------------------------------------------------------------------
                              KeyCorp                                                                         100,000     2,500,000
                              -----------------------------------------------------------------------------------------------------
                              Midlantic Corp.                                                                 100,000     2,650,000
                              -----------------------------------------------------------------------------------------------------
                              NationsBank Corp.                                                               100,000     4,512,500
                              -----------------------------------------------------------------------------------------------------
                              Northern Trust Corp.                                                             10,000       350,000
                              -----------------------------------------------------------------------------------------------------
                              Shawmut National Corp.                                                          245,000     4,011,875
                              -----------------------------------------------------------------------------------------------------
                              Signet Banking Corp.                                                            155,000     4,436,875
                              -----------------------------------------------------------------------------------------------------
                              SouthTrust Corp.                                                                157,500     2,835,000
                              -----------------------------------------------------------------------------------------------------
                              SunTrust Banks, Inc.                                                             10,000       477,500
                                                                                                                       ------------
                                                                                                                         24,478,750

-----------------------------------------------------------------------------------------------------------------------------------
Money Center Banks--0.4%      Chase Manhattan Corp.                                                            33,500     1,151,563
-----------------------------------------------------------------------------------------------------------------------------------
Savings and Loans/            California Federal Bank(1)                                                      190,000     2,066,250
Holding Cos.--0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Technology--19.1%
-----------------------------------------------------------------------------------------------------------------------------------
Computer Software             Automatic Data Processing, Inc.                                                  35,000     2,047,500
                              -----------------------------------------------------------------------------------------------------
And Services--6.9%            BMC Software, Inc.(1)                                                           100,000     5,687,500
                              -----------------------------------------------------------------------------------------------------
                              Computer Associates International, Inc.                                          65,000     3,152,500
                              -----------------------------------------------------------------------------------------------------
                              Computer Sciences Corp.(1)                                                       23,100     1,178,100
                              -----------------------------------------------------------------------------------------------------
                              General Motors Corp., Cl. E                                                      25,000       962,500
                              -----------------------------------------------------------------------------------------------------
                              Microsoft Corp.(1)                                                              100,000     6,112,500
                              -----------------------------------------------------------------------------------------------------
                              Novell, Inc.(1)                                                                  35,000       599,375
                              -----------------------------------------------------------------------------------------------------
                              Sybase, Inc.(1)                                                                  20,000     1,040,000
                                                                                                                       ------------
                                                                                                                         20,779,975



                              8  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------

                              -----------------------------------------------------------------------------------------------------

                                                                                                                       Market Value
                                                                                                              Shares   See Note 1
-----------------------------------------------------------------------------------------------------------------------------------
Computer Systems--7.0%        3Com Corp.(1)                                                                   100,000  $  5,156,250
                              -----------------------------------------------------------------------------------------------------
                              American Power Conversion Corp.(1)                                              115,000     1,883,125
                              -----------------------------------------------------------------------------------------------------
                              Cabletron Systems, Inc.(1)                                                       50,000     2,325,000
                              -----------------------------------------------------------------------------------------------------
                              Compaq Computer Corp.(1)                                                         90,000     3,555,000
                              -----------------------------------------------------------------------------------------------------
                              Quantum Corp.(1)                                                                 94,000     1,421,750
                              -----------------------------------------------------------------------------------------------------
                              Seagate Technology(1)                                                            20,000       480,000
                              -----------------------------------------------------------------------------------------------------
                              Western Digital Corp.(1)                                                        375,000     6,281,250
                                                                                                                       ------------
                                                                                                                         21,102,375

-----------------------------------------------------------------------------------------------------------------------------------
Electronics:                  Linear Technology Corp.                                                          60,000     2,970,000
Instrumentation--1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:                  Intel Corp.                                                                     125,000     7,984,375
                              -----------------------------------------------------------------------------------------------------
Semiconductors--2.9%          Novellus Systems, Inc.(1)                                                         7,500       375,000
                              ------------------------------------------------------------------------------------------------------
                              VLSI Technology, Inc.(1)                                                         35,000       420,000
                                                                                                                       ------------
                                                                                                                          8,779,375

-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications--1.3%      AT&T Corp.                                                                       80,000     4,020,000
-----------------------------------------------------------------------------------------------------------------------------------
Utilities--1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Companies--0.7%      Empresa Nacional de Electricidad SA, Sponsored ADR                               50,000
2,025,000
-----------------------------------------------------------------------------------------------------------------------------------
Telephone--0.6%               Telefonos de Mexico SA, Sponsored ADR                                            50,000
2,050,000
                                                                                                                       ------------
                              Total Common Stocks (Cost $185,188,215)                                                   236,614,138

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $251,588,215)                                                                 100.1%  303,014,138
-----------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                            (0.1)     (249,914)
                                                                                                           ----------  ------------
Net Assets                                                                                                      100.0% $302,764,224
                                                                                                           ==========
============


                              1. Non-income producing security.
                              See accompanying Notes to Financial Statements.

                              9  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------
                              Statement of Assets and Liabilities   December 31, 1994
                              -----------------------------------------------------------------------------------------------------

==========================================================
==========================================================
===============
Assets                        Investments, at value (including repurchase agreements of $66,400,000)
                              (cost $251,588,215)--see accompanying statement                                          $303,014,138
                              -----------------------------------------------------------------------------------------------------
                              Cash                                                                                          253,694
                              -----------------------------------------------------------------------------------------------------
                              Receivables:
                              Investments sold                                                                            2,200,708
                              Interest and dividends                                                                        440,133
                              Shares of beneficial interest sold                                                            133,504
                              -----------------------------------------------------------------------------------------------------
                              Other                                                                                         243,911
                                                                                                                       ------------
                              Total assets                                                                              306,286,088

==========================================================
==========================================================
===============
Liabilities                   Payables and other liabilities:
                              Investments purchased                                                                       1,852,737
                              Shares of beneficial interest redeemed                                                        982,557
                              Dividends and distributions                                                                   146,484
                              Distribution and service plan fees--Note 4                                                    130,930
                              Other                                                                                         409,156
                                                                                                                       ------------
                              Total liabilities                                                                           3,521,864

==========================================================
==========================================================
===============
Net Assets                                                                                                             $302,764,224
                                                                                                                       ============

==========================================================
==========================================================
===============
Composition of                Paid-in capital                                                                          $248,122,703
                              -----------------------------------------------------------------------------------------------------
Net Assets                    Undistributed (overdistributed) net investment income                                         (69,749)
                              -----------------------------------------------------------------------------------------------------
                              Accumulated net realized gain (loss) from investment transactions                           3,285,347
                              -----------------------------------------------------------------------------------------------------
                              Net unrealized appreciation (depreciation) on investments--Note 3                          51,425,923
                                                                                                                       ------------
                              Net assets                                                                               $302,764,224
                                                                                                                       ============

==========================================================
==========================================================
===============
Net Asset Value               Class A Shares:
Per Share                     Net  asset  value  and  redemption  price  per  share  (based  on net  assets of
                              $301,698,437 and 13,330,877 shares of beneficial  interest  outstanding)                       $22.63
                              Maximum  offering price per share (net asset value plus sales charge of 5.75% of
                              offering price)                                                                                $24.01

                              -----------------------------------------------------------------------------------------------------
                              Class C Shares:
                              Net asset value,  redemption  price and  offering  price per share (based on net
                              assets of $1,065,787  and 47,375  shares of  beneficial  interest  outstanding)                $22.50


                              See accompanying Notes to Financial Statements.


                              10  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------
                              Statement of Operations     For the Year Ended December 31, 1994
                              -----------------------------------------------------------------------------------------------------

==========================================================
==========================================================
===============
Investment Income             Interest                                                                                $   1,583,627
                              -----------------------------------------------------------------------------------------------------
                              Dividends                                                                                   4,540,238
                                                                                                                      -------------
                              Total income                                                                                6,123,865

==========================================================
==========================================================
===============
Expenses                      Management fees--Note 4                                                                     2,475,491
                              -----------------------------------------------------------------------------------------------------
                              Distribution and service plan fees:
                              Class A--Note 4                                                                               325,662
                              Class C--Note 4                                                                                 4,640
                              -----------------------------------------------------------------------------------------------------
                              Transfer and shareholder servicing agent fees--Note 4                                         334,992
                              -----------------------------------------------------------------------------------------------------
                              Shareholder reports                                                                           324,811
                              -----------------------------------------------------------------------------------------------------
                              Trustees' fees and expenses                                                                   104,631
                              -----------------------------------------------------------------------------------------------------
                              Custodian fees and expenses                                                                    51,086
                              -----------------------------------------------------------------------------------------------------
                              Legal and auditing fees                                                                        41,829
                              -----------------------------------------------------------------------------------------------------
                              Registration and filing fees:
                              Class A                                                                                           826
                              Class C                                                                                           375
                              -----------------------------------------------------------------------------------------------------
                              Other                                                                                         119,641
                                                                                                                      -------------
                              Total expenses                                                                              3,783,984

==========================================================
==========================================================
===============
Net Investment Income (Loss)                                                                                              2,339,881

==========================================================
==========================================================
===============
Realized and Unrealized       Net realized gain (loss) on investments                                                    38,815,275
Gain (Loss) on Investments    -----------------------------------------------------------------------------------------------------
                              Net change in unrealized appreciation or depreciation on investments                      (40,560,449)
                                                                                                                      -------------
                              Net realized and unrealized gain (loss) on investments                                     (1,745,174)

==========================================================
==========================================================
===============
Net Increase (Decrease) in Net Assets Resulting From Operations                                                       $     594,707
                                                                                                                      =============


                              See accompanying Notes to Financial Statements.


                              11  Oppenheimer Target Fund


                              -----------------------------------------------------------------------------------------------------
                              Statements of Changes in Net Assets
                              -----------------------------------------------------------------------------------------------------

                                                                                                         Year Ended December 31,
                                                                                                         1994          1993
==========================================================
==========================================================
===============
Operations                    Net investment income (loss)                                               $  2,339,881  $  1,811,132
                              -----------------------------------------------------------------------------------------------------
                              Net realized gain (loss) on investments                                      38,815,275     7,582,007
                              -----------------------------------------------------------------------------------------------------
                              Net change in unrealized appreciation or depreciation on investments        (40,560,449)    3,927,425
                                                                                                         ------------  ------------
                              Net increase (decrease) in net assets resulting from operations                 594,707    13,320,564

==========================================================
==========================================================
===============
Dividends and                 Dividends from net investment income:
Distributions to              Class A ($.201 and $.12 per share, respectively)                             (2,361,728)   (1,693,272)
Shareholders                  Class C ($.085 and $.101 per share, respectively)                                (2,907)         (180)
                              -----------------------------------------------------------------------------------------------------
                              Distributions from net realized gain on investments:
                              Class A ($2.982 and $.398 per share, respectively)                          (35,048,552)   (5,616,693)
                              Class C ($2.982 and $.398 per share, respectively)                             (102,047)         (123)

==========================================================
==========================================================
===============
Beneficial Interest           Net increase (decrease) in net assets resulting from
Transactions                  Class A beneficial interest transactions--Note 2                            (30,283,681)  (38,460,852)
                              -----------------------------------------------------------------------------------------------------
                              Net increase (decrease) in net assets resulting from
                              Class C beneficial interest transactions--Note 2                              1,154,378         8,135

==========================================================
==========================================================
===============
Net Assets                    Total increase (decrease)                                                   (66,049,830)  (32,442,421)
                              -----------------------------------------------------------------------------------------------------
                              Beginning of period                                                         368,814,054   401,256,475
                                                                                                         ------------  ------------
                              End of period [including undistributed (overdistributed) net
                              investment income of $(69,749) and $10,407, respectively]                  $302,764,224
$368,814,054
                                                                                                         ============
============


                              See accompanying Notes to Financial Statements.


                              12  Oppenheimer Target Fund


                              --------------------------------------------------------------------------------------------------
                              Financial Highlights
                              --------------------------------------------------------------------------------------------------



                   Class A                                                                                       Class C
                   -------------------------------------------------------------------------------------------   ---------------
                                                                                                                 Year Ended
                   Year Ended December 31,                                                                       December 31,
                   1994      1993     1992     1991(3) 1990      1989     1988     1987       1986(2)   1985(2)  1994(3) 1993(1)
==========================================================
==========================================================
============
Per Share Operating Data:
Net asset
 value, beginning
 of period          $ 25.72  $ 25.25  $ 23.76  $ 17.47 $ 18.26   $ 16.04  $ 12.38  $  20.49   $ 19.30   $ 15.16  $ 25.72
$25.92
--------------------------------------------------------------------------------------------------------------------------------
Income (loss)
 from investment
 operations:
Net investment
 income (loss)          .20      .13      .16      .27     .39       .59      .27       .17       .11       .41       --   (.01)
Net realized
 and unrealized
 gain (loss)
 on investments        (.11)     .86     2.28     6.87    (.78)     2.34     3.74     (3.68)     1.46      4.05     (.15)   .31
                    -------  -------  -------  ------- -------   -------  -------  --------   -------   -------  ------- ------
Total income
 (loss) from
 investment
 operations             .09      .99     2.44     7.14    (.39)     2.93     4.01     (3.51)     1.57      4.46     (.15)   .30

--------------------------------------------------------------------------------------------------------------------------------
Dividends and
 distributions to
 shareholders:
Dividends from net
 investment income     (.20)    (.12)    (.17)    (.18)   (.40)     (.62)    (.26)     (.31)     (.38)     (.32)    (.09)  (.10)
Distributions from
 net realized gain
 on investments       (2.98)    (.40)    (.78)    (.67)     --      (.09)    (.09)    (4.29)       --        --    (2.98)  (.40)
                    -------  -------  -------  ------- -------   -------  -------  --------   -------   -------  ------- ------
Total dividends and
 distributions to
 shareholders         (3.18)    (.52)    (.95)    (.85)   (.40)     (.71)    (.35)    (4.60)     (.38)     (.32)   (3.07)  (.50)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period      $ 22.63  $ 25.72  $ 25.25  $ 23.76 $ 17.47   $ 18.26  $ 16.04  $  12.38   $ 20.49   $ 19.30  $ 22.50
$25.72
                    =======  =======  =======  ======= =======   =======
=======  ========   =======   =======  ======= ======

==========================================================
==========================================================
============
Total Return,
 at Net Asset
 Value(4)               .46%    3.93%   10.27%   41.33%  (2.13)%   18.31%   32.39%   (17.95)%    8.28%    29.85%
(.50)% 2.11%

==========================================================
==========================================================
============
Ratios/Supplemental
 Data:
Net assets,
 end of period
 (in thousands)    $301,698 $368,806 $401,256 $369,351 $52,526   $66,050  $68,031   $60,888  $111,417  $118,244
$1,066     $8
--------------------------------------------------------------------------------------------------------------------------------
Average net assets
 (in thousands)    $325,003 $383,875 $362,295 $209,596 $56,208   $70,874  $68,068  $107,475  $128,757  $130,925   $
467     $6
--------------------------------------------------------------------------------------------------------------------------------
Number of shares
 outstanding at
 end of period
 (in thousands)      13,331   14,339   15,892   15,546   3,007     3,616    4,242     4,918     5,437     6,127       47     --
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average
 net assets:
Net investment
 income (loss)          .72%     .47%     .69%    1.25%   2.08%     2.93%    1.64%      .60%      .36%     1.87%
(.02)% (.07)%(5)
Expenses               1.16%    1.07%    1.09%    1.17%   1.33%     1.27%    1.29%     1.16%     1.16%     1.17%
2.18%  2.18%(5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
 rate(6)               34.7%    22.9%    42.3%    65.6%   51.2%     68.3%   108.4%     95.1      69.9%    118.8%
34.7%  22.9%


                              1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
                              2. During 1986 and 1985, the Fund had average monthly debt outstanding of $688,172 and
                              $663,262, respectively; the average monthly number of shares outstanding for the years ended
                              December 31, 1986 and 1985 was 5,799,198 and 7,715,542, respectively, and the average monthly debt per share was $.12 and $.09 for 1986 and 1985, respectively. The amount of debt outstanding at December 31, 1985 was $7,000,000.
                              3. Per share amounts calculated based on the weighted average number of shares outstanding during the year.
                              4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
                              Sales charges are not reflected in the total returns.
                              5. Annualized.
                              6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchase and sales of investment securities (excluding short-term securities) for the year ended December 31, 1994 were $100,706,246 and $210,599,293, respectively.

                              See accompanying Notes to Financial Statements.



                              ------------------------------------------------------------------------------------------------------
                              Notes to Financial Statements
                              ------------------------------------------------------------------------------------------------------


==========================================================
==========================================================
============
1. Significant                Oppenheimer Target Fund (the Fund) is registered under the Investment Company Act of 1940, as
   Accounting Policies        amended, as a diversified, open-end management investment company. The Fund's investment advisor is
                              Oppenheimer Management Corporation (the Manager). The Fund offers both Class A and Class C shares.
                              Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the Fund.

                              ------------------------------------------------------------------------------------------------------
                              Investment Valuation. Portfolio securities are valued at 4:00 p.m. (New York time) on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Short-term debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Securities for which market quotes are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith.

                              ------------------------------------------------------------------------------------------------------
                              Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated
                              in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                              ------------------------------------------------------------------------------------------------------
                              Allocation of Income, Expenses and Gains and Losses. Income, expenses (other than those attributable
                              to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                              ------------------------------------------------------------------------------------------------------
                              Federal Income Taxes. The Fund intends to continue to comply with provisions of the Internal
Revenue
                              Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders.
                              Therefore, no federal income tax provision is required.

                              ------------------------------------------------------------------------------------------------------
                              Trustees' Fees and Expenses. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. The accumulated liability for the Fund's projected benefit obligations was $99,350 at December 31, 1994. No payments have been made under the plan.

                              ------------------------------------------------------------------------------------------------------
                              Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                              ------------------------------------------------------------------------------------------------------
                              Change in Accounting Classification of Distributions to Shareholders. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund. Effective January 1, 1994, the Fund adopted
                              Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of
                              Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As a result, the
                              Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, subsequent to December 31, 1993, amounts have been reclassified to reflect
                              a decrease in paid-in capital of $115,983, a decrease in undistributed net investment income of
                              $55,402, and an increase in accumulated net realized gain on investments of $171,385.


                              14 Oppenheimer Target Fund

                              ------------------------------------------------------------------------------------------------------

                              ------------------------------------------------------------------------------------------------------


==========================================================
==========================================================
============
1. Significant                Other. Investment transactions are accounted for on the date the investments are purchased or sold
   Accounting Policies        (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on
   (continued)                investments and unrealized appreciation and depreciation are determined on an identified cost basis,
                              which is the same basis used for federal income tax purposes.

==========================================================
==========================================================
============
2. Shares of                  The Fund has authorized an unlimited number of no par value shares of beneficial interest.
   Beneficial Interest        Transactions in shares of beneficial interest were as follows:

                                                                       Year Ended December 31, 1994  Year Ended December 31,
1993(1)
                                                                       ----------------------------  -------------------------------
                                                                       Shares      Amount            Shares       Amount
                              ------------------------------------------------------------------------------------------------------
                              Class A:
                              Sold                                      1,091,689  $  27,823,899       2,339,461  $  58,420,529
                              Dividends and distributions reinvested    1,592,900     35,776,790         264,070      6,749,613
                              Redeemed                                 (3,693,115)   (93,884,370)     (4,156,612)  (103,630,994)
                                                                       ----------  -------------      ----------  -------------
                              Net decrease                             (1,008,526) $ (30,283,681)     (1,553,081) $ (38,460,852)
                                                                       ==========  =============
==========  =============

                              ------------------------------------------------------------------------------------------------------
                              Class C:
                              Sold                                         65,435  $   1,619,304             310  $       8,000
                              Dividends and distributions reinvested        4,518        100,882               5            135
                              Redeemed                                    (22,893)      (565,808)             --             --
                                                                       ----------  -------------      ----------  -------------
                              Net increase                                 47,060  $   1,154,378             315         $8,135
                                                                       ==========  =============
==========  =============

                              1. For the year ended December 31, 1993 for Class A shares and for the period from December 1,
1993
                              (inception of offering) to December 31, 1993 for Class C shares.

==========================================================
==========================================================
============
3. Unrealized Gains and       At December 31, 1994, net unrealized appreciation on investments of $51,425,923 was composed of gross
   Losses on Investments      appreciation of $60,340,978, and gross depreciation of $8,915,055.

==========================================================
==========================================================
============
4. Management Fees            Prior to July 1, 1994, management fees paid to the Manager were in accordance with the investment
   And Other Transactions     advisory agreement with the Fund which provided for an annual fee of .80% on the first $200 million
   With Affiliates            of net assets, .75% on the next $200 million, .69% on the next $200 million, .66% on the next
$200
                              million and .60% on net assets in excess of $800 million. Under the terms of the agreement, the annual fees on the first and second $200 million of net assets decreased to .75% and .72%, respectively, on July 1, 1994. The Manager has agreed to reimburse the Fund if aggregate expenses
                              (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses.

                                   For the year ended December 31, 1994, commissions (sales charges paid by investors) on sales of
                              Class A shares totaled $351,806, of which $141,646 was retained by Oppenheimer Funds
Distributor,
                              Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer.
                              During the year ended December 31, 1994, OFDI received contingent deferred sales charges of
$1,185
                              upon redemption of Class C shares, as reimbursement for sales commissions advanced by OFDI at the
                              time of sale of such shares.

                                   Oppenheimer Shareholder Services (OSS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OSS's total costs of providing such services are allocated ratably to these companies.

                                   Under separate approved plans, each class may expend up to .25% of its net assets annually to reimburse OFDI for costs incurred in connection with the personal service and maintenance of accounts
                              that hold shares of the Fund (prior to July 1, 1994, reimbursements were made with respect to shares
                              sold subsequent to March 31, 1991 for Class A), including amounts paid to brokers, dealers, banks
and
                              other institutions. In addition, Class C shares are subject to an asset-based sales charge of .75% of net assets annually, to reimburse OFDI for sales commissions paid from its own resources at the time
                              of sale and associated financing costs. In the event of termination or discontinuance of the Class C plan, the Board of Trustees may allow the Fund to continue payment of the asset-based charge to
OFDI
                              for distribution expenses incurred on Class C shares sold prior to termination or discontinuance of the plan. During the year ended December 31, 1994, OFDI paid $33,166 to an affiliated broker/dealer
                              as reimbursement for Class A personal service and maintenance expenses and retained $4,642 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs


STATEMENT OF INVESTMENTS  June 30, 1995 (Unaudited)
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.7%
----------------------------------------------------------------------------------------------------------------
                                   Danka Business Systems PLC,
                                   6.75% Cv. Sub. Nts., 4/1/02(1)                     $1,700,000     $ 1,793,500
----------------------------------------------------------------------------------------------------------------
                                   First Financial Management Corp.,
                                   5% Cv. Debs., 12/15/99                              2,000,000       2,670,000
                                                                                                     -----------
                                   Total Convertible Corporate Bonds and Notes
                                   (Cost $3,723,750)                                                   4,463,500

                                                                                         SHARES
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS--76.9%
----------------------------------------------------------------------------------------------------------------
BASIC MATERIALS--4.0%
----------------------------------------------------------------------------------------------------------------
CHEMICALS--1.8%                    Georgia Gulf Corp.                                    195,000       6,361,875
----------------------------------------------------------------------------------------------------------------
                                   IMC Global, Inc.                                       50,000       2,706,250
-----------------------------------------------------------------------------------------------------------------
                                   Sterling Chemicals, Inc.(2)                           173,500       2,016,938
-----------------------------------------------------------------------------------------------------------------
                                   Union Carbide Corp.                                    40,000       1,335,000
                                                                                                    ------------
                                                                                                      12,420,063
-----------------------------------------------------------------------------------------------------------------
METALS--1.0%                       Asarco, Inc.                                           37,500       1,143,750
-----------------------------------------------------------------------------------------------------------------
                                   Cyprus Amax Minerals Co.                               52,200       1,487,700
-----------------------------------------------------------------------------------------------------------------
                                   Magma Copper Co.                                      100,000       1,625,000
-----------------------------------------------------------------------------------------------------------------
                                   Reynolds Metals Co.                                    45,000       2,328,750
                                                                                                     -----------
                                                                                                       6,585,200
-----------------------------------------------------------------------------------------------------------------
PAPER--1.2%                        Boise Cascade Corp.                                    75,000       3,037,500
----------------------------------------------------------------------------------------------------------------
                                   Chesapeake Corp.                                       35,000       1,089,375
----------------------------------------------------------------------------------------------------------------
                                   Federal Paper Board Co.                                47,000       1,662,625
----------------------------------------------------------------------------------------------------------------
                                   Willamette Industries, Inc.                            40,000       2,220,000
                                                                                                     -----------
                                                                                                       8,009,500
----------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS--17.8%
----------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING--1.5%              Breed Technologies, Inc.                              112,000       2,688,000
----------------------------------------------------------------------------------------------------------------
                                   Goodyear Tire & Rubber Co.                             40,000       1,650,000
----------------------------------------------------------------------------------------------------------------
                                   Navistar International Corp.(2)                       220,000       3,327,500
----------------------------------------------------------------------------------------------------------------
                                   Sunbeam-Oster, Inc.                                   181,700       2,521,088
                                                                                                     -----------
                                                                                                      10,186,588
----------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT--2.8%      Brunswick Corp.                                       350,000       5,950,000
----------------------------------------------------------------------------------------------------------------
                                   Circus Circus Enterprises, Inc.(2)                    137,500       4,846,875
----------------------------------------------------------------------------------------------------------------
                                   Department 56, Inc.(2)                                 51,300       1,962,225
----------------------------------------------------------------------------------------------------------------
                                   Mattel, Inc.                                           37,500         975,000
----------------------------------------------------------------------------------------------------------------
                                   Outboard Marine Corp.                                  95,000       1,864,375
 ---------------------------------------------------------------------------------------------------------------
                                   Walt Disney Co.                                        60,000       3,337,500
                                                                                                     -----------
                                                                                                      18,935,975
----------------------------------------------------------------------------------------------------------------
MEDIA--1.2%                        Comcast Corp., Cl. A Special                          140,000       2,598,750
----------------------------------------------------------------------------------------------------------------
                                   Multimedia, Inc.(2)                                    62,500       2,421,875
----------------------------------------------------------------------------------------------------------------
                                   Viacom, Inc., Cl. B(2)                                 75,768       3,513,741
                                                                                                     -----------
                                                                                                       8,534,366

6  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  (Unaudited) (Continued)
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
RETAIL: GENERAL--3.7%              Dollar General Corp.                                 321,100     $10,154,787
---------------------------------------------------------------------------------------------------------------
                                   Kohl's Corp.(2)                                       45,000       2,053,125
---------------------------------------------------------------------------------------------------------------
                                   Neiman-Marcus Group, Inc.                             25,000         356,250
---------------------------------------------------------------------------------------------------------------
                                   Revco D.S., Inc.(2)                                  270,000       6,480,000
---------------------------------------------------------------------------------------------------------------
                                   Waban, Inc.(2)                                       105,000       1,561,875
---------------------------------------------------------------------------------------------------------------
                                   Wal-Mart Stores, Inc.                                185,000       4,948,750
                                                                                                    -----------
                                                                                                     25,554,787
---------------------------------------------------------------------------------------------------------------
RETAIL: SPECIALTY--8.6%            AmeriSource Health Corp.(2)                           74,300       1,694,969
---------------------------------------------------------------------------------------------------------------
                                   Bed Bath & Beyond, Inc.                              165,000       4,001,250
---------------------------------------------------------------------------------------------------------------
                                   CUC International, Inc.(2)                           140,000       5,880,000
---------------------------------------------------------------------------------------------------------------
                                   General Nutrition Cos., Inc.(2)                      181,200       6,364,650
---------------------------------------------------------------------------------------------------------------
                                   Home Depot, Inc. (The)                                70,000       2,843,750
---------------------------------------------------------------------------------------------------------------
                                   Micro Warehouse, Inc.(2)                             130,000       5,980,000
---------------------------------------------------------------------------------------------------------------
                                   Nike, Inc., Cl. B                                    105,000       8,820,000
---------------------------------------------------------------------------------------------------------------
                                   Office Depot, Inc.(2)                                150,000       4,218,750
---------------------------------------------------------------------------------------------------------------
                                   OfficeMax, Inc.(2)                                    81,000       2,257,875
---------------------------------------------------------------------------------------------------------------
                                   Staples, Inc.(2)                                     105,000       3,031,875
---------------------------------------------------------------------------------------------------------------
                                   Tommy Hilfiger Corp.(2)                              273,000       7,644,000
---------------------------------------------------------------------------------------------------------------
                                   Toys 'R' Us, Inc.(2)                                  20,000         585,000
---------------------------------------------------------------------------------------------------------------
                                   Viking Office Products, Inc.(2)                      155,000       5,676,875
                                                                                                    -----------
                                                                                                     58,998,994
---------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS--15.8%
---------------------------------------------------------------------------------------------------------------
BEVERAGES--2.0%                    Canandaigua Wine Co., Inc., Cl. A(2)                 120,000       5,370,000
---------------------------------------------------------------------------------------------------------------
                                   Coca-Cola Co. (The)                                  100,000       6,375,000
---------------------------------------------------------------------------------------------------------------
                                   PepsiCo, Inc.                                         50,000       2,281,250
                                                                                                    -----------
                                                                                                     14,026,250
---------------------------------------------------------------------------------------------------------------
FOOD--1.2%                         IBP, Inc.                                            160,000       6,960,000
---------------------------------------------------------------------------------------------------------------
                                   Smithfield Foods, Inc.                                40,000         852,500
                                                                                                    -----------
                                                                                                      7,812,500
---------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS--5.9%             Abbott Laboratories                                  145,000       5,872,500
---------------------------------------------------------------------------------------------------------------
                                   American Home Products Corp.                          10,000         773,750
---------------------------------------------------------------------------------------------------------------
                                   Amgen, Inc.(2)                                        25,000       2,010,937
---------------------------------------------------------------------------------------------------------------
                                   Bristol-Myers Squibb Co.                              50,000       3,406,250
---------------------------------------------------------------------------------------------------------------
                                   Elan Corp. PLC, ADR(2)                               110,000       4,482,500
---------------------------------------------------------------------------------------------------------------
                                   Merck & Co., Inc.                                     26,000       1,274,000
---------------------------------------------------------------------------------------------------------------
                                   Pfizer, Inc.                                          85,000       7,851,875
---------------------------------------------------------------------------------------------------------------
                                   R.P. Scherer Corp.(2)                                190,000       8,027,500
---------------------------------------------------------------------------------------------------------------
                                   Schering-Plough Corp.                                150,000       6,618,750
                                                                                                    -----------
                                                                                                     40,318,062

7  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  (Unaudited) (Continued)
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--4.5%                     Collagen Corp.                                        42,500     $   727,813
----------------------------------------------------------------------------------------------------------------
                                   Cordis Corp.(2)                                       75,000       5,006,250
----------------------------------------------------------------------------------------------------------------
                                   Health Care & Retirement Corp.(2)                     60,000       1,755,000
----------------------------------------------------------------------------------------------------------------
                                   HealthCare COMPARE Corp.(2)                          100,000       3,000,000
----------------------------------------------------------------------------------------------------------------
                                   Horizon Healthcare Corp.(2)                           65,000       1,161,875
----------------------------------------------------------------------------------------------------------------
                                   Integrated Health Services, Inc.                      40,000       1,200,000
----------------------------------------------------------------------------------------------------------------
                                   Lincare Holdings, Inc.(2)                            101,000       2,682,812
----------------------------------------------------------------------------------------------------------------
                                   Medtronic, Inc.                                       60,000       4,627,500
----------------------------------------------------------------------------------------------------------------
                                   Oxford Health Plans, Inc.(2)                          50,000       2,362,500
----------------------------------------------------------------------------------------------------------------
                                   PacifiCare Health Systems, Inc.(2)                    31,900       1,626,900
----------------------------------------------------------------------------------------------------------------
                                   Pyxis Corp.(2)                                       140,000       3,167,500
----------------------------------------------------------------------------------------------------------------
                                   Quorum Health Group, Inc.(2)                         120,000       2,430,000
----------------------------------------------------------------------------------------------------------------
                                   U.S. Healthcare, Inc.                                 45,000       1,378,125
                                                                                                    ------------
                                                                                                     31,126,275
----------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS--0.7%              Colgate-Palmolive Co.                                 68,800       5,031,000
----------------------------------------------------------------------------------------------------------------
TOBACCO--1.5%                      Philip Morris Cos., Inc.                              70,000       5,206,250
----------------------------------------------------------------------------------------------------------------
                                   UST, Inc.                                            175,000       5,206,250
                                                                                                    ------------
                                                                                                     10,412,500
----------------------------------------------------------------------------------------------------------------
FINANCIAL--10.4%
----------------------------------------------------------------------------------------------------------------
BANKS--3.5%                        Bank of Boston Corp.                                 125,000       4,687,500
----------------------------------------------------------------------------------------------------------------
                                   First Interstate Bancorp                              40,000       3,210,000
----------------------------------------------------------------------------------------------------------------
                                   Midlantic Corp.                                      100,000       4,000,000
----------------------------------------------------------------------------------------------------------------
                                   NationsBank Corp.                                     90,000       4,826,250
----------------------------------------------------------------------------------------------------------------
                                   Northern Trust Corp.                                  10,000         402,500
----------------------------------------------------------------------------------------------------------------
                                   Shawmut National Corp.                               100,000       3,187,500
----------------------------------------------------------------------------------------------------------------
                                   SouthTrust Corp.                                     130,000       3,006,250
----------------------------------------------------------------------------------------------------------------
                                   SunTrust Banks, Inc.                                  10,000         582,500
                                                                                                    ------------
                                                                                                     23,902,500
----------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.9%        Advanta Corp., Cl. A                                 175,000       7,295,312
----------------------------------------------------------------------------------------------------------------
                                   Advanta Corp., Cl. B                                  70,000       2,642,500
----------------------------------------------------------------------------------------------------------------
                                   Federal Home Loan Mortgage Corp.                      15,000       1,031,250
----------------------------------------------------------------------------------------------------------------
                                   Federal National Mortgage Assn.                       25,000       2,359,375
----------------------------------------------------------------------------------------------------------------
                                   First USA, Inc.                                      190,000       8,431,250
----------------------------------------------------------------------------------------------------------------
                                   Green Tree Financial Corp.                           235,000      10,428,125
----------------------------------------------------------------------------------------------------------------
                                   Travelers, Inc.                                       36,000       1,575,000
                                                                                                 ---------------
                                                                                                     33,762,812
----------------------------------------------------------------------------------------------------------------
INSURANCE--2.0%                    AFLAC, Inc.                                          150,000       6,562,500
----------------------------------------------------------------------------------------------------------------
                                   Reliastar Financial Corp.                             60,000       2,295,000
----------------------------------------------------------------------------------------------------------------
                                   SunAmerica, Inc.                                     100,000       5,100,000
                                                                                                 ---------------
                                                                                                     13,957,500

8  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  (Unaudited) (Continued)
-------------------------------------------------------------------------------

                                                                                                    MARKET VALUE
                                                                                     SHARES         SEE NOTE 1
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL--8.0%
----------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.9%         Emerson Electric Co.                                   21,000     $1,501,500
----------------------------------------------------------------------------------------------------------------
                                   General Electric Co.                                   75,000      4,228,125
----------------------------------------------------------------------------------------------------------------
                                   Molex, Inc., Cl. A                                    193,750      7,071,875
                                                                                                    ------------
                                                                                                     12,801,500
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS--0.2%         Ball Corp.                                             40,000      1,395,000
----------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--4.6%          Cintas Corp.                                          140,000      4,970,000
----------------------------------------------------------------------------------------------------------------
                                   Danka Business System PLC, Sponsored ADR               95,000      2,297,812
----------------------------------------------------------------------------------------------------------------
                                   First Data Corp.                                      170,000      9,668,750
----------------------------------------------------------------------------------------------------------------
                                   Loewen Group, Inc.                                    100,000      3,562,500
----------------------------------------------------------------------------------------------------------------
                                   Manpower, Inc.                                        125,000      3,187,500
----------------------------------------------------------------------------------------------------------------
                                   Reynolds & Reynolds Co., Cl. A                        110,000      3,245,000
----------------------------------------------------------------------------------------------------------------
                                   Sensormatic Electronics Corp.                         130,000      4,615,000
                                                                                                    ------------
                                                                                                     31,546,562
----------------------------------------------------------------------------------------------------------------
MANUFACTURING--0.1%                Mark IV Industries, Inc.                               21,000        451,500
----------------------------------------------------------------------------------------------------------------
                                   O.T.F. Equities, Inc.(2)                              400,000             --
                                                                                                    ------------
                                                                                                        451,500
----------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.2%               Canadian Pacific Ltd.                                 325,000      5,646,875
-----------------------------------------------------------------------------------------------------------------
                                   Illinois Central Corp.                                 88,100      3,039,450
                                                                                                    ------------
                                                                                                      8,686,325
----------------------------------------------------------------------------------------------------------------
TECHNOLOGY--20.6%
----------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--5.7%            3Com Corp.(2)                                          65,000      4,355,000
----------------------------------------------------------------------------------------------------------------
                                   Adaptec, Inc.(2)                                      105,000      3,885,000
----------------------------------------------------------------------------------------------------------------
                                   Andrew Corp.(2)                                       110,000      6,366,250
----------------------------------------------------------------------------------------------------------------
                                   Cabletron Systems, Inc.(2)                            100,000      5,325,000
----------------------------------------------------------------------------------------------------------------
                                   Compaq Computer Corp.(2)                               75,000      3,403,125
----------------------------------------------------------------------------------------------------------------
                                   Digital Equipment Corp.(2)                             30,000      1,222,500
----------------------------------------------------------------------------------------------------------------
                                   EMC Corp.(2)                                          350,000      8,487,500
----------------------------------------------------------------------------------------------------------------
                                   Quantum Corp.(2)                                      158,000      3,614,250
----------------------------------------------------------------------------------------------------------------
                                   Seagate Technology, Inc.(2)                            20,000        785,000
----------------------------------------------------------------------------------------------------------------
                                   Western Digital Corp.(2)                              114,300      1,985,963
                                                                                                    ------------
                                                                                                     39,429,588
----------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--7.4%            Acclaim Entertainment, Inc.(2)                         25,000        460,938
----------------------------------------------------------------------------------------------------------------
                                   Adobe Systems, Inc.                                    15,000        870,000
----------------------------------------------------------------------------------------------------------------
                                   Automatic Data Processing, Inc.                        35,000      2,200,625
----------------------------------------------------------------------------------------------------------------
                                   BMC Software, Inc.(2)                                 100,000      7,725,000
----------------------------------------------------------------------------------------------------------------
                                   Cerner Corp.                                            5,000        306,250
----------------------------------------------------------------------------------------------------------------
                                   Computer Associates International, Inc.                50,000      3,387,500
----------------------------------------------------------------------------------------------------------------
                                   Compuware Corp.(2)                                    111,000      3,413,250
----------------------------------------------------------------------------------------------------------------
                                   First Financial Management Corp.                       30,000      2,565,000


9  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  (Unaudited) (Continued)
-------------------------------------------------------------------------------

                                                                                     FACE           MARKET VALUE
                                                                                     AMOUNT         SEE NOTE 1
------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE
(continued)                        Informix Corp.(2)                                    $410,000    $ 10,403,750
----------------------------------------------------------------------------------------------------------------
                                   Microsoft Corp.(2)                                    100,000       9,037,500
----------------------------------------------------------------------------------------------------------------
                                   Oracle Systems Corp.(2)                               260,900      10,077,262
                                                                                 -------------------------------
                                                                                     50,447,075
----------------------------------------------------------------------------------------------------------------
ELECTRONICS--4.3%                  Arrow Electronics, Inc.                                16,000         796,000
----------------------------------------------------------------------------------------------------------------
                                   Checkpoint Systems, Inc.                              112,000       2,492,000
----------------------------------------------------------------------------------------------------------------
                                   Cypress Semiconductor Corp.                            30,000       1,215,000
----------------------------------------------------------------------------------------------------------------
                                   General Instrument Corp.(2)                            60,000       2,302,500
----------------------------------------------------------------------------------------------------------------
                                   Intel Corp.                                           160,000      10,130,000
----------------------------------------------------------------------------------------------------------------
                                   Linear Technology Corp.                                45,000       2,970,000
----------------------------------------------------------------------------------------------------------------
                                   Novellus Systems, Inc.(2)                              20,000       1,355,000
----------------------------------------------------------------------------------------------------------------
                                   Philips Electronics N.V.                               68,000       2,907,000
----------------------------------------------------------------------------------------------------------------
                                   Teradyne, Inc.(2)                                      70,000       4,576,250
----------------------------------------------------------------------------------------------------------------
                                   VLSI Technology, Inc.(2)                               35,000       1,054,375
                                                                                                    ------------
                                                                                                      29,798,125
----------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-
----------------------------------------------------------------------------------------------------------------
TECHNOLOGY--3.2%                   ALC Communications Corp.(2)                           100,000       4,512,500
----------------------------------------------------------------------------------------------------------------
                                   AT&T Corp.                                             50,000       2,656,250
----------------------------------------------------------------------------------------------------------------
                                   DSC Communications Corp.(2)                            60,000       2,790,000
----------------------------------------------------------------------------------------------------------------
                                   Tellabs, Inc.(2)                                      140,000       6,737,500
----------------------------------------------------------------------------------------------------------------
                                   U.S. Long Distance Corp.                               50,000         812,500
----------------------------------------------------------------------------------------------------------------
                                   WorldCom, Inc.(2)                                     151,774       4,097,898
                                                                                                    ------------
                                                                                                      21,606,648
----------------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
----------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%           Empresa Nacional de Electricidad SA,
                                   Sponsored ADR                                          45,000       2,216,250
                                                                                                    ------------
                                   Total Common Stocks (Cost $374,385,177)                           527,953,445
                                   Units
                                                                                           UNITS
----------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------------------------------------------------
                                   Windmere Corp. Wts., Exp. 1/98 (Cost $0)                7,094              --



10  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS  (Unaudited) (Continued)
-------------------------------------------------------------------------------

                                                                                     FACE           MARKET VALUE
                                                                                     AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--22.8%
-----------------------------------------------------------------------------------------------------------------
                                   Repurchase agreement with The First Boston
                                   Corp., 5.95%,  dated 6/30/95, to be repurchased
                                   at $7,753,843 on 7/3/95, collateralized by
                                   U.S. Treasury Bills maturing 12/14/95,
                                   with a value of $7,909,869                        $  7,750,000    $  7,750,000
-----------------------------------------------------------------------------------------------------------------
                                   Repurchase agreement with First Chicago
                                   Capital Markets, 6.125%, dated 6/30/95, to
                                   be repurchased at $148,672,846 on 7/3/95,
                                   collateralized by U.S. Treasury Bonds,
                                   11.25%, 2/15/15, with a value of
                                   $15,159,471, U.S. Treasury Nts.,
                                   4.75%-7.875%, 3/31/96-8/15/01, with a
                                   value of $99,161,243, and U.S. Treasury
                                   Bills maturing 9/28/95-12/14/95, with a
                                   value of $37,396,722                               148,597,000     148,597,000
-----------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $156,347,000)                                                       156,347,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (Cost $534,455,927)                                             100.4%    688,763,945
-----------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                        (0.4)     (2,462,384)
                                                                                    --------------   ------------
NET ASSETS                                                                                  100.0%   $686,301,561
                                                                                    --------------   ------------
                                                                                    --------------   ------------


                                   1. Represents a security sold under
                                   Rule 144A, which is exempt from
                                   registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,793,500 or 0.3% of the Fund's net assets, at June 30, 1995.

                                   2. Non-income producing security.


                                   See accompanying Notes to Financial
                                   Statements.


11  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES   June 30, 1995 (Unaudited)
-------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
ASSETS                             Investments, at value (including repurchase agreements
                                   of $156,347,000) (cost $534,455,927)--see accompanying statement               $688,763,945
------------------------------------------------------------------------------------------------------------------------------
                                   Cash                                                                                  2,183
------------------------------------------------------------------------------------------------------------------------------
                                   Receivables:
                                   Investments sold                                                                  3,261,781
                                   Interest and dividends                                                              494,713
                                   Shares of beneficial interest sold                                                4,017,241
                                   Other                                                                               133,706
                                                                                                                  ------------
                                   Total assets                                                                    696,673,569
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES                        Payables and other liabilities:
                                   Investments purchased                                                             6,496,644
                                   Shares of beneficial interest redeemed                                            3,106,679
                                   Distribution and service plan fees--Note 4                                          144,962
                                   Trustees' fees                                                                      120,840
                                   Transfer and shareholder servicing agent fees                                        64,900
                                   Other                                                                               437,983
                                                                                                                  ------------
                                   Total liabilities                                                                10,372,008
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $686,301,561
                                                                                                                  ------------
                                                                                                                  ------------

------------------------------------------------------------------------------------------------------------------------------

COMPOSITION OF
NET ASSETS                         Paid-in capital                                                                $502,174,062
------------------------------------------------------------------------------------------------------------------------------
                                   Undistributed net investment income                                               2,261,507
------------------------------------------------------------------------------------------------------------------------------
                                   Accumulated net realized gain from investment transactions                       27,557,974
------------------------------------------------------------------------------------------------------------------------------
                                   Net unrealized appreciation on investments--Note 3                              154,308,018
------------------------------------------------------------------------------------------------------------------------------
                                   Net assets                                                                     $686,301,561
                                                                                                                  ------------
                                                                                                                  ------------
NET ASSET VALUE
PER SHARE                          Class A Shares:
                                   Net asset value and redemption price per share (based on net assets of
                                   $682,737,269 and 24,765,670 shares of beneficial interest outstanding)               $27.57
                                   Maximum offering price per share (net asset value plus sales charge of 5.75%
                                   of offering price)                                                                   $29.25
------------------------------------------------------------------------------------------------------------------------------
                                   Class C Shares:
                                   Net asset value, redemption price and offering price per share (based on net assets of $3,564,292 and 130,732 shares of beneficial
                                   interest outstanding)                                                                $27.26



                                   See accompanying Notes to Financial
                                   Statements.


12  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS   For the Six Months Ended June 30, 1995 (Unaudited)
-------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME         Interest                                                                                     $ 2,439,462
                          --------------------------------------------------------------------------------------------------------
                          Dividends (net of foreign withholding taxes of $10,987)                                        1,868,964
                                                                                                                       -----------
                          Total income                                                                                   4,308,426
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES                  Management fees--Note 4                                                                        1,273,766
                          --------------------------------------------------------------------------------------------------------
                          Distribution and service plan fees:
                          Class A--Note 4                                                                                  255,050
                          Class C--Note 4                                                                                   10,401
                          --------------------------------------------------------------------------------------------------------
                          Transfer and shareholder servicing agent fees--Note 4                                            218,986
                          --------------------------------------------------------------------------------------------------------
                          Shareholder reports                                                                              124,462
                          --------------------------------------------------------------------------------------------------------
                          Legal and auditing fees                                                                           52,402
                          --------------------------------------------------------------------------------------------------------
                          Custodian fees and expenses                                                                       23,288
                          --------------------------------------------------------------------------------------------------------
                          Registration and filing fees:
                          Class A                                                                                              541
                          Class C                                                                                              681
                          --------------------------------------------------------------------------------------------------------
                          Other                                                                                             17,593
                                                                                                                       -----------
                          Total expenses                                                                                 1,977,170
                          --------------------------------------------------------------------------------------------------------
                          NET INVESTMENT INCOME                                                                          2,331,256
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
GAIN ON INVESTMENTS       Net realized gain on investments
24,272,627
                          --------------------------------------------------------------------------------------------------------
                          Net change in unrealized appreciation or depreciation on investments                          35,813,697
                                                                                                                       -----------
                          Net realized and unrealized gain on investments                                               60,086,324
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
ASSETS RESULTING FROM
OPERATIONS                                                                                                             $62,417,580
                                                                                                                       -----------


                          See accompanying Notes to Financial
                          Statements.


13  Oppenheimer Target Fund

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                                    SIX MONTHS ENDED    YEAR ENDED
                                                                                                      JUNE 30, 1995    DECEMBER 31,
                                                                                                       (UNAUDITED)         1994
                          ---------------------------------------------------------------------------------------------------------
OPERATIONS                Net investment income                                                     $    2,331,256     $  2,339,881
                          ---------------------------------------------------------------------------------------------------------
                          Net realized gain on investments                                              24,272,627       38,815,275
                          ---------------------------------------------------------------------------------------------------------
                          Net change in unrealized appreciation or depreciation on investments          35,813,697
(40,560,449)
                                                                                                    -------------------------------
                          Net increase in net assets resulting from operations                          62,417,580          594,707
                          ---------------------------------------------------------------------------------------------------------
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS              Dividends from net investment income:
                          Class A ($.201 per share)                                                             --       (2,361,728)
                          class C ($.085 per share)                                                             --           (2,907)
                          ---------------------------------------------------------------------------------------------------------
                          Distributions from net realized gain on investments:
                          Class A ($2.982 per share)                                                            --      (35,048,552)
                          Class C ($2.982 per share)                                                            --         (102,047)
                          ---------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST
TRANSACTIONS              Net increase (decrease) in net assets resulting from
                          Class A beneficial interest transactions--Note 2 and 5                       319,039,263      (30,283,681)
                          Net increase in net assets resulting from Class C beneficial
                          interest transactions--Note 2                                                  2,080,494        1,154,378
                          ---------------------------------------------------------------------------------------------------------
NET ASSETS                Total increase (decrease)                                                    383,537,337      (66,049,830)
                          ---------------------------------------------------------------------------------------------------------
                          Beginning of period                                                          302,764,224      368,814,054
                                                                                                    -------------------------------
                          End of period [including undistributed (overdistributed) net
                          investment income of $2,261,507 and $(69,749), respectively]                $686,301,561
$302,764,224
                                                                                                    -------------------------------
                                                                                                    -------------------------------

                          See accompanying Notes to Financial
                          Statements.


14  Oppenheimer Target Fund

FINANCIAL HIGHLIGHTS

                                          CLASS A
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                          ENDED JUNE 30,                      YEAR ENDED DECEMBER 31,
                                          1995             -------------------------------------------------------------
                                          (UNAUDITED)          1994          1993        1992       1991(2)      1990
                                          --------------   -------------   ---------   ---------   ---------   ---------
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period        $  22.63         $  25.72      $  25.25    $  23.76    $  17.47    $  18.26
                                          --------------   -------------   ---------   ---------   ---------   ---------
Income (loss) from investment
 operations:
Net investment income (loss)                     .10              .20           .13         .16         .27         .39
Net realized and unrealized gain (loss)
 on investments                                 4.84             (.11)          .86        2.28        6.87        (.78)
                                          --------------   -------------   ---------   ---------   ---------   ---------
Total income (loss) from investment
 operations                                     4.94              .09           .99        2.44        7.14        (.39)
                                          --------------   -------------   ---------   ---------   ---------   ---------
Dividends and distributions to
 shareholders:
Dividends from net investment income              --             (.20)         (.12)       (.17)       (.18)       (.40)
Distributions from net realized gain on
 investments                                      --            (2.98)         (.40)       (.78)       (.67)         --
                                          --------------   -------------   ---------   ---------   ---------   ---------
Total dividends and distributions to
 shareholders                                     --            (3.18)         (.52)       (.95)       (.85)       (.40)
                                          --------------   -------------   ---------   ---------   ---------   ---------
Net asset
 value, end of period                       $  27.57         $  22.63      $  25.72    $  25.25    $  23.76    $  17.47
                                          --------------   -------------   ---------   ---------   ---------   ---------
                                          --------------   -------------   ---------   ---------   ---------   ---------
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)            21.83%             .46%         3.93%      10.27%      41.33%
(2.13)%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)    $682,737         $301,698      $368,806    $401,256    $369,351    $ 52,526
                                          --------------   -------------   ---------   ---------   ---------   ---------
Average net assets (in thousands)           $349,023         $325,003      $383,875    $362,295    $209,596    $ 56,208
                                          --------------   -------------   ---------   ---------   ---------   ---------
Number of shares outstanding at end of
 period (in thousands)                        24,766           13,331        14,339      15,892      15,546       3,007
                                          --------------   -------------   ---------   ---------   ---------   ---------
Ratios to average net assets:
Net investment income                           1.34%(4)          .72%          .47%        .69%       1.25%       2.08%
Expenses                                        1.13%(4)         1.16%         1.07%       1.09%       1.17%       1.33%
                                          --------------   -------------   ---------   ---------   ---------   ---------
Portfolio turnover rate(5)                      42.3%            34.7%         22.9%       42.3%       65.6%       51.2%


                                                          CLASS C
                                          ----------------------------------------
                                           SIX MONTHS
                                           ENDED JUNE     YEAR ENDED DECEMBER 31,
                                            30, 1995      ------------------------
                                           (UNAUDITED)     1994(2)      1993(1)
                                          -------------   ---------   ------------
----------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period       $  22.50       $  25.72    $  25.92
                                          -------------   ---------   ------------
Income (loss) from investment
 operations:
Net investment income (loss)                    .08             --        (.01)
Net realized and unrealized gain (loss)
 on investments                                4.68           (.15)        .31
                                          -------------   ---------   ------------
Total income (loss) from investment
 operations                                    4.76           (.15)        .30
                                          -------------   ---------   ------------
Dividends and distributions to
 shareholders:
Dividends from net investment income             --           (.09)       (.10)
Distributions from net realized gain on
 investments                                     --          (2.98)       (.40)
                                          -------------   ---------   ------------
Total dividends and distributions to
 shareholders                                    --          (3.07)       (.50)
                                          -------------   ---------   ------------
Net asset
 value, end of period                      $  27.26       $  22.50    $  25.72
                                          -------------   ---------   ------------
                                          -------------   ---------   ------------
----------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)           21.16%          (.50)%      2.11%
----------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)   $  3,564       $  1,066    $      8
                                          -------------   ---------   ------------
Average net assets (in thousands)          $  2,108       $    467    $      6
                                          -------------   ---------   ------------
Number of shares outstanding at end of
 period (in thousands)                          131             47          --
                                          -------------   ---------   ------------
Ratios to average net assets:
Net investment income                           .45%(4)       (.02)%      (.07)%(4)
Expenses                                       2.02%(4)       2.18%       2.18%(4)
                                          -------------   ---------   ------------
Portfolio turnover rate(5)                     42.3%          34.7%       22.9%

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.

2. Per share amounts calculated based on the weighted average number of shares outstanding during the period.

3. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

4. Annualized.

5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended June 30, 1995 were $104,546,864 and $119,843,084, respectively. See accompanying Notes to Financial Statements.



15  Oppenheimer Target Fund

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS   (Unaudited)
-------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING         Oppenheimer Target Fund (the Fund) is
   POLICIES                       registered under the Investment Company
                                  Act of 1940, as amended, as a
                                  diversified, open-end management
                                  investment company. The Fund's investment advisor is Oppenheimer Management
                                  Corporation (the Manager). The Fund
                                  offers both Class A and Class C shares.
                                  Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. The following is a summary of significant accounting policies consistently followed by the
                                  Fund.

                                  ----------------------------------------------

                                  INVESTMENT VALUATION. Portfolio
                                  securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

                                  ----------------------------------------------

                                  REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

                                  ----------------------------------------------

                                  ALLOCATION OF INCOME, EXPENSES AND GAINS
                                  AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

                                  ----------------------------------------------

                                  FEDERAL TAXES. The Fund intends to
                                  continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

                                  ----------------------------------------------

                                  TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 1995, a provision of $12,193 was made for the Fund's projected benefit obligations, and a payment of $2,026 was made to a retired trustee, resulting in an accumulated liability of $109,517 at June 30, 1995.

                                  ----------------------------------------------

                                  DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

                                  ----------------------------------------------

                                  CLASSIFICATION OF DISTRIBUTIONS TO
                                  SHAREHOLDERS. The character of the
                                  distributions made during the year from
                                  net investment income or net realized
                                  gains may differ from their ultimate
                                  characterization for federal income tax
                                  purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain
                                  (loss) was recorded by the Fund.

                                  ----------------------------------------------

                                  OTHER. Investment transactions are
                                  accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

16  Oppenheimer Target Fund

--------------------------------------------------------------------------------

2. SHARES OF                      The Fund has authorized an unlimited
   BENEFICIAL INTEREST            number of no par value shares of
                                  beneficial interest. Transactions in
                                  shares of beneficial interest were as
                                  follows:


                                                                       SIX MONTHS ENDED JUNE 30, 1995   YEAR ENDED
DECEMBER 31, 1994
                                                                       ------------------------------   ----------------------------
                                                                       SHARES             AMOUNT        SHARES        AMOUNT
                                                                       ----------        ------------   ----------   ------------
                                  --------------------------------------------------------------------------------------------------
                                  Class A:
                                  Sold                                  1,366,709        $ 34,221,421    1,091,689   $ 27,823,899
                                  Dividends and distributions
                                   reinvested                                  --                 --     1,592,900     35,776,790
                                  Issued in connection with the
                                   acquisition of Oppenheimer
                                   Time Fund--Note 5                   11,277,345         315,314,574
                                  Redeemed                             (1,209,261)        (30,496,732)  (3,693,115)   (93,884,370)
                                                                       ----------        ------------   ----------   ------------
                                  Net increase (decrease)              11,434,793        $319,039,263   (1,008,526)  $(30,283,681)
                                                                       ----------        ------------   ----------   ------------
                                                                       ----------        ------------   ----------   ------------

                                  -----------------------------------------------------------------------------------------------
                                  Class C:
                                  Sold                                    102,454        $  2,547,998       65,435   $  1,619,304
                                  Dividends and distributions
                                   reinvested                                  --                  --        4,518        100,882
                                  Redeemed                                (19,097)           (467,504)     (22,893)      (565,808)
                                                                       ----------        ------------   ----------   ------------
                                  Net increase                             83,357        $  2,080,494       47,060   $  1,154,378
                                                                       ----------        ------------   ----------   ------------
                                                                       ----------        ------------   ----------   ------------

--------------------------------------------------------------------------------

3. UNREALIZED GAINS AND           At June 30, 1995, net unrealized
   LOSSES ON INVESTMENTS          appreciation on investments of
                                  $154,308,018 was composed of gross
                                  appreciation of $161,460,470, and gross
                                  depreciation of $7,152,452.

--------------------------------------------------------------------------------

4. MANAGEMENT FEES AND OTHER      Management fees paid to the Manager were
   TRANSACTIONS WITH AFFILIATES   in accordance with the investment
                                  advisory agreement with the Fund which
                                  provides for a fee of .75% on the first
                                  $200 million of average annual net
                                  assets, .72% on the next $200 million,
                                  .69% on the next $200 million, .66% on
                                  the next $200 million and .60% on net
                                  assets in excess of $800 million. The
                                  Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the most stringent state regulatory limit on Fund expenses.

                                  For the six months ended June 30, 1995,
                                  commissions (sales charges paid by
                                  investors) on sales of Class A shares
                                  totaled $228,199, of which $78,591 was
                                  retained by Oppenheimer Funds
                                  Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class C shares totaled $15,545, of which $212 was paid to an affiliated broker/dealer. During the six months ended June 30, 1995, OFDI received contingent deferred sales charges of $935 upon redemption of Class C shares, as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                                  Oppenheimer Shareholder Services (OSS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OSS's total costs of providing such services are allocated ratably to these companies.

                                  Under separate approved plans, each class may expend up to .25% of its net assets annually to reimburse OFDI for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions. In addition, Class C shares are subject to an asset-based sales charge of .75% of net assets annually, to reimburse OFDI for sales commissions paid from its own resources at the time of sale and associated financing costs. In the event of termination or discontinuance of the Class C plan, the Board of Trustees may allow the Fund to continue payment of the asset-based sales charge to OFDI for distribution expenses incurred on Class C shares sold prior to termination or discontinuance of the plan. During the six months ended June 30, 1995, OFDI paid $20,149 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses and retained $9,631 as reimbursement for Class C sales commissions and service fee advances, as well as financing costs.

--------------------------------------------------------------------------------

5. ACQUISITION OF                 On June 23, 1995, the Fund acquired all
   OPPENHEIMER TIME FUND          of the net assets of Oppenheimer Time
                                  Fund, pursuant to an Agreement and Plan
                                  of Reorganization approved by the
                                  Oppenheimer Time Fund shareholders on
                                  June 20, 1995. The Fund issued 11,277,345
                                  shares of beneficial interest (Class A), valued at $315,314,574 in exchange for the net assets, resulting in combined
                                  Class A net assets of $686,360,280 on
                                  June 23, 1995. The exchange qualifies as a tax-free reorganization for federal income tax purposes.

Appendix A:  Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental
Food
Gas Transmission
Gas Utilities
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

Investment Adviser
Oppenheimer Management Corporation
Two World Trade Center
New York, New York 10048-0203

Distributor
Oppenheimer Funds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer and Shareholder Servicing  Agent
Oppenheimer Shareholder Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
The Bank of New York
One Wall Street
New York, NY 10015

Independent Auditors
KPMG Peat Marwick LLP
707 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York  10036

                                                         OPPENHEIMER TARGET FUND

                                                                FORM N-1A

                                                                 PART C

                                                            OTHER INFORMATION


Item 24.   Financial Statements and Exhibits.
           ---------------------------------

     (a)   Financial Statements
           --------------------

           1.  Financial Highlights - See Parts A and B: Filed herewith.

           2.  Independent Auditors' Report - See Part B: Filed herewith.

           3. Statement of Investments: at 12/31/94 (audited) and at 6/30/95 (unaudited) - See Part B: Filed herewith.

           4. Statement of Assets and Liabilities: at 12/31/94 (audited) and at 6/30/95 (unaudited) (See Part B) - See Part B: Filed herewith.

           5. Statement of Operations: at 12/31/94 (audited) and at 6/30/95 (unaudited) - See Part B: Filed herewith.

           6. Statements of Changes in Net Assets - See Part B: Filed herewith.

           7.  Notes to Financial Statements - See Part B: Filed herewith.



      (b)  Exhibits
           --------

           1. (i) Amended and Restated Declaration of Trust dated August 21, 1995: Filed with Post-Effective Amendment No. 32, to Registrant's Registration Statement, 8/29/95, and incorporated herein by reference.

              (ii) Amendment No. 1 dated 8/24/93 to the Amended and Restated Declaration of Trust - Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement, 3/2/94, and incorporated herein by reference.

           2. Amended By-Laws of Oppenheimer Target Fund dated 8/6/87 - Filed with Registrant's Form SE for its Form N-SAR for the fiscal year ending 12/31/87 and refiled with Registrant's Post-Effective Amendment No. 31, 5/1/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

           3.  Not applicable.

           4. (i) Specimen Share Certificate for Class A shares of Oppenheimer Target Fund: Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement, 3/2/94, and incorporated herein by reference.

              (ii) Specimen Share Certificate for Class B shares of Oppenheimer Target Fund: Filed herewith.

             (iii) Specimen Share Certificate for Class C shares of Oppenheimer Target Fund: Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement, 3/2/94, and incorporated herein by reference.

           5. Investment Advisory Agreement dated 6/20/91 between Oppenheimer Target Fund and Oppenheimer Management Corporation - Filed with Post-Effective Amendment No. 23 to Registrant's Registration Statement, 2/28/92, and refiled with Post-Effective Amendment No. 31 to Registrant's Registration Statement, 5/1/95, pursuant to
               Item 102 of Regulation S-T and incorporated herein by reference.

           6. (i) General Distributor's Agreement dated 12/10/92: Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement, 3/2/94, and incorporated herein by reference.

             (ii)   Form of Oppenheimer Funds Distributor, Inc. Dealer
                    Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and
                    incorporated herein by reference.

            (iii)   Form of Oppenheimer Funds Distributor, Inc. Broker
                    Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and
                    incorporated herein by reference.

             (iv)   Form of Oppenheimer Funds Distributor, Inc. Agency
                    Agreement: Filed with Post-Effective Amendment No. 14 to the Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and
                    incorporated herein by reference.

              (v) Oppenheimer Funds Distributor, Inc. Agreement with Newbridge Securities, dated 10/1/86: Filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272) dated 11/1/86 and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          7. Retirement Plan for Non-Interested Trustees, 6/7/90: Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (Reg. No. 2-14586) dated 8/30/90 and refiled with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272) 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

          8. Custody Agreement dated 11/12/92: Filed with Post-Effective Amendment No. 25 to Registrant's Registration Statement, 4/23/93, and refiled with Post-Effective Amendment No. 31 to Registrant's Registration Statement, 5/1/95, pursuant to
              Item 102 of Regulation S-T and incorporated herein by reference.

          9.  Not applicable.

         10. Opinion and Consent of Counsel dated 5/1/87: Filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement, 5/1/87, and refiled with Post-Effective Amendment No. 31 to Registrant's Registration Statement, 5/1/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

         11.  Independent Auditors' Consent: Filed herewith.

         12.  Not applicable.

         13.  Not applicable.

         14.  (i)  Form of Individual Retirement Account Trust Agreement:
                   Filed with Post-Effective Amendment No. 21 of
                   Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

             (ii) Form of prototype Standardized and Non-Standardized Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund, (Reg. No. 33-6614), 1/19/95, and incorporated herein by reference.

            (iii) Form of Tax Sheltered Retirement Plan and Custody Agreement for Employees of Public Schools and Tax Exempt Organizations: Filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

             (iv) Form of Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No.
                  33-6614), 1/19/95, and incorporated herein by reference.

              (v) Form of SAR-SEP Simplified Employee Pension IRA: Filed with Post-Effective Amendment No. 19 to the
                   Registration Statement for Oppenheimer Integrity Funds (Reg. No. 2-76547), 3/1/94, and incorporated herein by reference.

             (vi) Form of Prototype 401(k) plan: Filed with Post-Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (Reg. No. 33-47378), 9/28/95, and incorporated herein by reference.

         15. (i) Service Plan and Agreement for Class A shares of Registrant dated 6/10/93: Filed with Post-Effective Amendment No. 28, 4/29/94, and incorporated herein by reference.

             (ii) Distribution and Service Plan for Class B shares of Registrant dated 11/1/95: Filed herewith.

            (iii) Distribution and Service Plan for Class C shares of Registrant dated 12/1/93: Filed with Post-Effective Amendment No. 27 to Registrant's Registration Statement, 3/2/94, and incorporated herein by reference.

         16.   Performance Data Computation Schedule - Filed herewith.


         17.   Financial Data Schedule for:

            (i)  Class A shares at 12/31/94: Filed herewith.

           (ii)  Class B shares: N/A.

          (iii)  Class C shares at 12/31/94: Filed herewith.

           (iv)  Class A shares at 6/30/95: Filed herewith.

            (v)  Class C shares at 6/30/95: Filed herewith.

         -- Powers of Attorney (including certified resolutions of Registrant's Board of Trustees): Filed with Registrant's Post-Effective Amendment No. 28, 4/29/94, and incorporated herein by reference.

          18. OppenheimerFunds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 12 to the Registration Statement of Oppenheimer California Tax-Exempt Fund (Reg. No. 33-23566), 11/1/95, and incorporated herein by reference.

Item 25.   Persons Controlled by and Under Common Control with Registrant
           --------------------------------------------------------------
           None

Item 26.   Number of Holders of Securities
           -------------------------------

                                          Number of Record Holders
           Title of Class                 as of October 6, 1995
           --------------                 ------------------------

           Class A Shares of Beneficial           60,560
           Interest
           Class B Shares of Beneficial                0
           Interest
           Class C Shares of Beneficial              621
           Interest

Item 27.   Indemnification
           ---------------
     Reference is made to the provisions of Article SEVENTH of Registrant's Declaration of Trust filed as an exhibit to this Registration Statement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable.
In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

     (a) Oppenheimer Management Corporation is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts
A and B hereof and listed in Item 28(b) below.

     (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of Oppenheimer Management Corporation is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name & Current Position
with Oppenheimer                                        Other Business and Connections
Management Corporation                                  During the Past Two Years
-----------------------                                 ------------------------------
Lawrence Apolito,                                       None.
Vice President

James C. Ayer, Jr.,                                     Vice President and Portfolio Manager of
Assistant Vice President                                Oppenheimer Gold & Special Minerals Fund and
                                                        Oppenheimer Global Emerging Growth Fund.

Victor Babin,                                           None.
Senior Vice President

Robert J. Bishop                                        Assistant Treasurer of the Oppenheimer Funds
Assistant Vice President                                (listed below); previously a Fund Controller
                                                        for Oppenheimer Management Corporation (the
                                                        "Manager").

Bruce Bartlett                                          Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Total Return Fund, Inc.,
                                                        Oppenheimer Main Street Funds, Inc. and
                                                        Oppenheimer Variable Account Funds;
                                                        formerly a Vice President and Senior
                                                        Portfolio Manager at First of America
                                                        Investment Corp.


George Bowen                                            Treasurer of the New York-based
Senior Vice President                                   Oppenheimer Funds; Vice President, Secretary
and Treasurer                                           and Treasurer of the Denver-based
                                                        Oppenheimer Funds. Vice President and
                                                        Treasurer of Oppenheimer Funds Distributor,
                                                        Inc. (the "Distributor") and HarbourView
                                                        Asset Management Corporation
                                                        ("HarbourView"), an investment adviser
                                                        subsidiary of OMC; Senior Vice President,
                                                        Treasurer, Assistant Secretary and a
                                                        director of Centennial Asset Management
                                                        Corporation ("Centennial"), an investment
                                                        adviser subsidiary of the Manager; Vice
                                                        President, Treasurer and Secretary of
                                                        Shareholder Services, Inc. ("SSI") and
                                                        Shareholder Financial Services, Inc.
                                                        ("SFSI"), transfer agent subsidiaries of
                                                        OMC; President, Treasurer and Director of
                                                        Centennial Capital Corporation; Vice
                                                        President and Treasurer of Main Street
                                                        Advisers; Vice President/ Comptroller and
                                                        Secretary of Oppenheimer
                                                        Asset Management Corporation ("OAMC"), an
                                                        investment adviser which was a subsidiary of
                                                        the OMC.

Michael A. Carbuto,                                     Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Tax-Exempt Cash Reserves,
                                                        Centennial California Tax Exempt Trust,
                                                        Centennial New York Tax Exempt Trust and
                                                        Centennial Tax Exempt Trust; Vice President
                                                        of Centennial.

William Colbourne,                                      Formerly, Director of Alternative Staffing
Assistant Vice President                                Resources, and Vice President of Human
                                                        Resources, American Cancer Society.

Lynn Coluccy, Vice President                            Formerly Vice President\Director of Internal
                                                        Audit of the Manager.

O. Leonard Darling,                                     Formerly Co-Director of Fixed Income for
Executive Vice President                                State Street Research & Management Co.

Robert A. Densen,                                       None.
Senior Vice President

Robert Doll, Jr.,                                       Vice President and Portfolio Manager of
Executive Vice President                                Oppenheimer Growth Fund, Oppenheimer
                                                        Variable Account Funds, Oppenheimer Main
                                                        Street Funds, Inc. and Oppenheimer
                                                        Target Fund; Senior Vice President and
                                                        Portfolio Manager of Oppenheimer Strategic
                                                        Income &          Growth Fund.

John Doney, Vice President                              Vice President and Portfolio Manager of
                                                        Oppenheimer Equity Income Fund.

Andrew J. Donohue,                                      Secretary of the New York-based
Executive Vice President                                Oppenheimer Funds; Vice President of the
& General Counsel                                       Denver-based Oppenheimer Funds; Executive
                                                        Vice President, Director and General Counsel
                                                        of the Distributor; formerly Senior Vice
                                                        President and Associate General Counsel of
                                                        the Manager and the Distributor.

Kenneth C. Eich,                                        Treasurer of Oppenheimer Acquisition
Executive Vice President/                               Corporation
Chief Financial Officer

George Evans, Vice President                            Vice President and Portfolio Manager of
                                                        Oppenheimer Variable Account Funds and
                                                        Oppenheimer Global Securities Fund.

Scott Farrar,                                           Assistant Treasurer of the Oppenheimer
Funds;
Assistant Vice President                                previously a Fund Controller for the
                                                        Manager.

Katherine P.Feld                                        Vice President and Secretary of Oppenheimer
Vice President and                                      Funds Distributor, Inc.; Secretary of
Secretary                                               HarbourView, Main Street Advisers, Inc. and
                                                        Centennial; Secretary, Vice President and
                                                        Director of Centennial Capital Corp.

Jon S. Fossel,                                          President and director of Oppenheimer
Chairman of the Board                                   Acquisition Corp. ("OAC"), the Manager's
and Director                                            parent holding company; President, CEO and
                                                        a director of HarbourView; a director of SSI
                                                        and SFSI; President, Director, Trustee, and
                                                        Managing General Partner of the Denver-based
                                                        Oppenheimer Funds; President and Chairman of
                                                        the Board          of Main Street Advisers, Inc.;
                                                        formerly President and CEO of the Manager.

Robert G. Galli,                                        Trustee of the New York-based
Vice Chairman                                           Oppenheimer Funds; Vice President and
Counsel
                                                        of OAC; formerly he held the following
                                                        positions: a director of the Distributor,
                                                        Vice President and a director of HarbourView
                                                        and Centennial, a director of SFSI and SSI,
                                                        an officer of other Oppenheimer Funds and
                                                        Executive Vice  President & General Counsel
                                                        of the Manager and the Distributor.

Linda Gardner,                                          None.
Assistant Vice President

Ginger Gonzalez,                                        Formerly 1st Vice President/Director of
Vice President                                          Creative Services for Shearson Lehman
                                                        Brothers.


Mildred Gottlieb                                        Formerly served as a Strategy Consultant
Assistant Vice President                                for the Private Client Division of Merrill
                                                        Lynch.



Dorothy Grunwager,                                      None.
Assistant Vice President

Caryn Halbrecht,                                        Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Insured Tax-Exempt Fund and
                                                        Oppenheimer Intermediate Tax Exempt Fund; an
                                                        officer of other Oppenheimer Funds;
                                                        formerly Vice President of Fixed Income
                                                        Portfolio Management at Bankers Trust.

Barbara Hennigar,                                       President and Director of Shareholder
President and Chief                                     Financial Service, Inc.
Executive Officer of
Oppenheimer Shareholder
Services, a division of OMC.

Alan Hoden, Vice President                              None.

Merryl Hoffman,                                         None.
Vice President

Scott T. Huebl,                                         None.
Assistant Vice President

Jane Ingalls,                                           Formerly a Senior Associate with Robinson,
Assistant Vice President                                Lake/Sawyer Miller.

Bennett Inkeles,                                        Formerly employed by Doremus & Company, an
Assistant Vice President                                advertising agency.

Frank Jennings                                          Portfolio Manager of Oppenheimer Global
Vice President                                          Growth & Income Fund.  Formerly a Managing
                                                        Director of Global Equities at Paine
                                                        Webber's Mitchell Hutchins division.

Stephen Jobe,                                           None.
Vice President

Heidi Kagan,                                            None.
Assistant Vice President

Avram Kornberg,                                         Formerly a Vice President with Bankers
Vice President                                          Trust.

Paul LaRocco,                                           Portfolio Manager of Oppenheimer Capital
Assistant Vice President                                Appreciation Fund and Oppenheimer Variable
                                                        Account Funds; Associate Portfolio
                                                        Manager of Oppenheimer Discovery Fund.
                                                        Formerly a           Securities Analyst for Columbus
                                                        Circle        Investors.

Mitchell J. Lindauer,                                   None.
Vice President

Loretta McCarthy,                                       None.
Senior Vice President

Bridget Macaskill,                                      Director of HarbourView; Director of Main
President, Chief Executive                              Street Advisers, Inc.; and Chairman of
Officer and Director                                    Shareholder Services, Inc.

Sally Marzouk,                                          None.
Vice President

Marilyn Miller,                                         Formerly a Director of marketing for
Vice President                                          TransAmerica Fund Management Company.

Denis R. Molleur,                                       None.
Vice President

Kenneth Nadler,                                         None.
Vice President

David Negri,                                            Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Strategic Bond Fund, Oppenheimer
                                                        Multiple Strategies Fund, Oppenheimer Asset
                                                        Allocation Fund,                 Oppenheimer Strategic
                                                        Income Fund,             Oppenheimer Strategic Income &
                                                        Growth Fund,             Oppenheimer High Income Fund,
                                                        Oppenheimer Variable Account Funds and
                                                        Oppenheimer Bond Fund; an officer of other
                                                        Oppenheimer Funds.

Barbara Niederbrach,                                    None.
Assistant Vice President

Stuart Novek,                                           Formerly a Director Account Supervisor for
Vice President                                          J. Walter Thompson.

Robert A. Nowaczyk,                                     None.
Vice President

Robert E. Patterson,                                    Vice President and Portfolio Manager of
Senior Vice President                                   Oppenheimer Main Street California Tax-
                                                        Exempt Fund, Oppenheimer Insured Tax-Exempt
                                                        Fund, Oppenheimer Intermediate Tax-
                                                        Exempt Fund, Oppenheimer Florida Tax-
                                                        Exempt Fund, Oppenheimer New Jersey Tax-
                                                        Exempt Fund, Oppenheimer Pennsylvania Tax-
                                                        Exempt Fund, Oppenheimer California Tax-
                                                        Exempt Fund, Oppenheimer New York Tax-Exempt
                                                        Fund and Oppenheimer Tax-Free Bond Fund;
                                                        Vice President of the New York Tax-Exempt
                                                        Income Fund, Inc.; Vice President of
                                                        Oppenheimer Multi-Sector Income Trust.

Tilghman G. Pitts III,                                  Chairman and Director of the Distributor.
Executive Vice President
and Director

Jane Putnam,                                            Associate Portfolio Manager of Oppenheimer
Assistant Vice President                                Growth Fund and Oppenheimer Target Fund.
                                                        Vice President and Portfolio Manager for
                                                        Oppenheimer Variable Account Funds. Formerly
                                                        Fund; Senior Investment Officer and
                                                        Portfolio Manager with Chemical Bank.

Russell Read,                                           Formerly an International Finance Consultant
Vice President                                          for Dow Chemical.

Thomas Reedy,                                           Vice President of Oppenheimer Multi-Sector
Vice President                                          Income Trust and Oppenheimer Multi-
                                                        Government Trust; an officer of other
                                                        Oppenheimer Funds; formerly a Securities
                                                        Analyst for the Manager.

David Robertson,                                        None.
Vice President

Adam Rochlin,                                           Formerly a Product Manager for Metropolitan
Assistant Vice President                                Life Insurance Company.

David Rosenberg,                                        Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Limited-Term Government Fund and
                                                        Oppenheimer U.S. Government Trust.  Formerly
                                                        Vice President and Senior Portfolio Manager
                                                        for Delaware Investment Advisors.

Richard H. Rubinstein,                                  Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Asset Allocation Fund,
                                                        Oppenheimer Fund and Oppenheimer Multiple
                                                        Strategies Fund; an officer of other
                                                        Oppenheimer Funds; formerly Vice President
                                                        and Portfolio Manager/Security Analyst for
                                                        Oppenheimer Capital Corp., an investment
                                                        adviser.

Lawrence Rudnick,                                       Formerly Vice President of Dollar Dry Dock
Assistant Vice President                                Bank.

James Ruff,                                             None.
Executive Vice President

Ellen Schoenfeld,                                       None.
Assistant Vice President

Diane Sobin,                                            Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Total Return Fund, Inc.
                                                        Oppenheimer Main Street Funds, Inc. and
                                                        Oppenheimre Variable Account Funds;
                                                        formerly a Vice President and Senior
                                                        Portfolio Manager for Dean Witter
                                                        InterCapital, Inc.

Nancy Sperte,                                           None.
Senior Vice President

Donald W. Spiro,                                        President and Trustee of the New York-based
Chairman Emeritus                                       Oppenheimer Funds; formerly Chairman of the
and Director                                            Manager and the Distributor.

Arthur Steinmetz,                                       Vice President and Portfolio Manager of
Senior Vice President                                   Oppenheimer Strategic Income Fund,
                                                        Oppenheimer Strategic Income & Growth Fund;
                                                        an officer of other Oppenheimer Funds.

Ralph Stellmacher,                                      Vice President and Portfolio Manager of
Senior Vice President                                   Oppenheimer Champion Income Fund and
                                                        Oppenheimer High Yield Fund; an officer of
                                                        other Oppenheimer Funds.

John Stoma, Vice President                              Formerly Vice President of Pension Marketing
                                                        with Manulife Financial.

James C. Swain,                                         Chairman, CEO and Trustee, Director or
Vice Chairman of the                                    Managing Partner of the Denver-based
Board of Directors                                      Oppenheimer Funds; President and a Director
and Director                                            of Centennial; formerly President and
                                                        Director of OAMC, and Chairman of the Board
                                                        of SSI.

James Tobin, Vice President                             None.

Jay Tracey, Vice President                              Vice President of the Manager; Vice
                                                        President and Portfolio Manager of
                                                        Oppenheimer            Discovery Fund.  Formerly
                                                        Managing Director
                                                        of Buckingham Capital Management.

Gary Tyc, Vice President,                               Assistant Treasurer of the Distributor and
Assistant Secretary                                     SFSI.
and Assistant Treasurer

Jeffrey Van Giesen                                      Formerly employed by Kidder Peabody Asset
Vice President                                          Management.

Ashwin Vasan,                                           Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Multi-Sector Income Trust,
                                                        Oppenheimer Multi-Government Trust and
                                                        Oppenheimer International Bond Fund; an
                                                        officer of other                 Oppenheimer Funds.

Valerie Victorson,                                      None.
Vice President

Dorothy Warmack,                                        Vice President and Portfolio Manager of
Vice President                                          Daily Cash Accumulation Fund, Inc.,
                                                        Oppenheimer Cash Reserves, Centennial
                                                        America Fund, L.P., Centennial Government
                                                        Trust and Centennial Money Market Trust;
                                                        Vice President of Centennial.

Christine Wells,                                        None.
Vice President

William L. Wilby,                                       Vice President and Portfolio Manager of
Senior Vice President                                   Oppenheimer Global Fund and Oppenheimer
                                                        Global Growth & Income Fund; Vice President
                                                        of HarbourView; an officer of other
                                                        Oppenheimer Funds.

Susan Wilson-Perez,                                     None.
Vice President

Carol Wolf,                                             Vice President and Portfolio Manager of
Vice President                                          Oppenheimer Money Market Fund, Inc.,
                                                        Centennial America Fund, L.P., Centennial
                                                        Government Trust, Centennial Money Market
                                                        Trust and Daily Cash Accumulation Fund,
                                                        Inc.; Vice President of Oppenheimer Multi-
                                                        Sector Income Trust; Vice President of
                                                        Centennial.

Robert G. Zack,                                         Associate General Counsel of the Manager;
Senior Vice President                                   Assistant Secretary of the Oppenheimer
and Assistant Secretary                                 Funds; Assistant Secretary of SSI, SFSI; an
                                                        officer         of other Oppenheimer Funds.
and Assistant Secretary
Eva A. Zeff,                                            An officer           of certain Oppenheimer Funds;
Assistant Vice President                                formerly a           Securities Analyst for the
                                                        Manager.

Arthur J. Zimmer,                                       Vice President and Portfolio Manager of
Vice President                                          Centennial America Fund, L.P., Oppenheimer
                                                        Money Fund, Centennial Government Trust,
                                                        Centennial Money Market Trust and Daily Cash
                                                        Accumulation Fund, Inc.; Vice President of
                                                        Oppenheimer Multi-Sector Income Trust; Vice
                                                        President of Centennial; an officer of other
                                                        Oppenheimer Funds.

                   The Oppenheimer Funds include the New York-based Oppenheimer Funds and the Denver-based Oppenheimer Funds set forth below:

                   New York-based Oppenheimer Funds
                   Oppenheimer Asset Allocation Fund
                   Oppenheimer California Tax-Exempt Fund
                   Oppenheimer Discovery Fund
                   Oppenheimer Global Emerging Growth Fund
                   Oppenheimer Global Fund
                   Oppenheimer Global Growth & Income Fund
                   Oppenheimer Gold & Special Minerals Fund
                   Oppenheimer Growth Fund
                   Oppenheimer Money Market Fund, Inc.
                   Oppenheimer Multi-Government Trust
                   Oppenheimer Multi-Sector Income Trust
                   Oppenheimer Multi-State Tax-Exempt Trust
                   Oppenheimer New York Tax-Exempt Fund
                   Oppenheimer Fund
                   Oppenheimer Target Fund
                   Oppenheimer Tax-Free Bond Fund
                   Oppenheimer U.S. Government Trust

                   Denver-based Oppenheimer Funds
                   Oppenheimer Cash Reserves
                   Centennial America Fund, L.P.
                   Centennial California Tax Exempt Trust
                   Centennial Government Trust
                   Centennial Money Market Trust
                   Centennial New York Tax Exempt Trust
                   Centennial Tax Exempt Trust
                   Daily Cash Accumulation Fund, Inc.
                   The New York Tax-Exempt Income Fund, Inc.
                   Oppenheimer Champion Income Fund
                   Oppenheimer Equity Income Fund
                   Oppenheimer High Yield Fund
                   Oppenheimer Integrity Funds
                   Oppenheimer International Bond Fund
                   Oppenheimer Limited-Term Government Fund
                   Oppenheimer Main Street Funds, Inc.
                   Oppenheimer Strategic Funds Trust
                   Oppenheimer Strategic Income & Growth Fund
                   Oppenheimer Tax-Exempt Fund
                   Oppenheimer Total Return Fund, Inc.
                   Oppenheimer Variable Account Funds

          The address of Oppenheimer Management Corporation, the New York-based Oppenheimer Funds, Oppenheimer Funds Distributor, Inc., Harbourview Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

            The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Shareholder Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Main Street Advisers, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

Item 29.           Principal Underwriter

          (a) Oppenheimer Funds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which Oppenheimer Management Corporation is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

          (b) The directors and officers of the Registrant's principal underwriter are:

                                                                                                                  Positions and
Name & Principal                                     Positions & Offices                                          Offices with
Business Address                                     with Underwriter                                             Registrant
----------------                                     -------------------                                          -------------
George Clarence Bowen+                               Vice President & Treasurer                                   Treasurer

Christopher Blunt                                    Vice President                                               None
6 Baker Avenue
Westport, CT  06880

Julie Bowers                                         Vice President                                               None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                                     Vice President                                               None
1940 Cotswold Drive
Orlando, FL 32825

Mary Ann Bruce*                                      Senior Vice President -                                      None
                                                     Financial Institution Div.

Robert Coli                                          Vice President                                               None
12 Whitetail Lane
Bedminster, NJ 07921

Ronald T. Collins                                    Vice President                                               None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Mary Crooks+                                         Vice President                                               None

Paul Della Bovi                                      Vice President                                               None
750 West Broadway
Apt. 5M
Long Beach, NY  11561

Andrew John Donohue*                                 Executive Vice                                               Secretary
                                                     President & Director

Wendy H. Ehrlich                                     Vice President                                               None
4 Craig Street
Jericho, NY 11753

Kent Elwell                                          Vice President                                               None
41 Craig Place
Cranford, NJ  07016

John Ewalt                                           Vice President                                               None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                                   Vice President & Secretary                                   None

Mark Ferro                                           Vice President                                               None
43 Market Street
Breezy Point, NY 11697

Wendy Fishler*                                       Vice President -                                             None
                                                     Financial Institution Div.

Wayne Flanagan                                       Vice President -                                             None
36 West Hill Road                                    Financial Institution Div.
Brookline, NH 03033

Ronald R. Foster                                     Senior Vice President -                                      None
11339 Avant Lane                                     Eastern Division Manager
Cincinnati, OH 45249

Patricia Gadecki                                     Vice President                                               None
6026 First Ave. South,
Apt. 10
St. Petersburg, FL 33707

Luiggino Galleto                                     Vice President                                               None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                                           Vice President -                                             None
5506 Bryn Mawr                                       Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                                         Vice President/National                                      None
                                                     Sales Manager - Financial
                                                     Institution Div.

Sharon Hamilton                                      Vice President                                               None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                                        Vice President                                               None
609 Chimney Bluff Drive
Mt. Pleasant, SC 29464

Michael Keogh*                                       Vice President                                               None

Richard Klein                                        Vice President                                               None
4011 Queen Avenue South
Minneapolis, MN 55410

Hans Klehmet II                                      Vice President                                               None
26542 Love Lane
Ramona, CA 92065

Ilene Kutno*                                         Assistant Vice President                                     None

Wayne A. LeBlang                                     Senior Vice President -                                      None
23 Fox Trail                                         Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                                            Vice President -                                             None
7 Maize Court                                        Financial Institution Div.
Melville, NY 11747

James Loehle                                         Vice President                                               None
30 John Street
Cranford, NJ  07016

Laura Mulhall*                                       Senior Vice President -                                      None
                                                     Director of Key Accounts

Charles Murray                                       Vice President                                               None
50 Deerwood Drive
Littleton, CO 80127

Joseph Norton                                        Vice President                                               None
1550 Bryant Street
San Francisco, CA  94103

Patrick Palmer                                       Vice President                                               None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                                        Vice President -                                             None
1307 Wandering Way Dr.                               Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                                        Vice President                                               None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                                    Vice President                                               None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                                        Vice President                                               None
664 Circuit Road
Portsmouth, NH  03801

Tilghman G. Pitts, III*                              Chairman & Director                                          None

Elaine Puleo*                                        Vice President -                                             None
                                                     Financial Institution Div.

Minnie Ra                                            Vice President -                                             None
109 Peach Street                                     Financial Institution Div.
Avenel, NJ 07001

Ian Robertson                                        Vice President                                               None
4204 Summit Wa
Marietta, GA 30066

Robert Romano                                        Vice President                                               None
1512 Fallingbrook Drive
Fishers, IN 46038

James Ruff*                                          President                                                    None

Timothy Schoeffler                                   Vice President                                               None
3118 N. Military Road
Arlington, VA 22207

Mark Schon                                           Vice President                                               None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                                    Vice President                                               None
785 Beau Chene Dr.
Mandeville, LA 70448

James A. Shaw                                        Vice President -                                             None
5155 West Fair Place                                 Financial Institution Div.
Littleton, CO 80123

Robert Shore                                         Vice President -                                             None
26 Baroness Lane                                     Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker                                        Vice President -                                             None
2017 N. Cleveland, #2                                Financial Institution Div.
Chicago, IL  60614

Michael Stenger                                      Vice President                                               None
C/O America Building
30 East Central Pkwy
Suite 1008
Cincinnati, OH 45202

George Sweeney                                       Vice President                                               None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum                                 Vice President                                               None
7123 Cornelia Lane
Dallas, TX  75214

Dave Thomas                                          Vice President -                                             None
111 South Joliet Circle                              Financial Institution Div.
#304
Aurora, CO  80112

Philip St. John Trimble                              Vice President                                               None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                                       Assistant Treasurer                                          None

Mark Stephen Vandehey+                               Vice President                                               None

Gregory K. Wilson                                    Vice President                                               None
2 Side Hill Road
Westport, CT 06880

Bernard J. Wolocko                                   Vice President                                               None
33915 Grand River
Farmington, MI 48335

William Harvey Young+                                Vice President                                               None

* Two World Trade Center, New York, NY 10048-0203
+ 3410 South Galena St., Denver, CO 80231

          (c)      Not applicable.


Item 30.  Location of Accounts and Records
          --------------------------------
          The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of Oppenheimer Management Corporation, at its offices at 3410 South Galena Street,
Denver, Colorado 80231.

Item 31.   Management Services
           -------------------
           Not applicable.

Item 32.   Undertakings
           ------------
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

                                                               SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of October, 1995.


                                                OPPENHEIMER TARGET FUND

                                                By: /s/ Donald W. Spiro*
                                                ----------------------------
                                                Donald W. Spiro, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:


Signatures                                                 Title                                 Date
----------                                                 -----                                 ----
/s/ Leon Levy*                                             Chairman of the                       October 26, 1995
--------------                                             Board of Trustees
Leon Levy

/s/ Donald W. Spiro*                                       Chief Executive                       October 26, 1995
--------------------                                       Officer and
Donald W. Spiro                                            Trustee

/s/ George Bowen*                                          Chief Financial                       October 26, 1995
-----------------                                          and Accounting
George Bowen                                               Officer

/s/ Leo Cherne*                                            Trustee                               October 26, 1995
---------------
Leo Cherne

/s/ Robert G. Galli*                                       Trustee                               October 26, 1995
-------------------
Robert G. Galli

/s/ Benjamin Lipstein*                                     Trustee                               October 26, 1995
----------------------
Benjamin Lipstein

/s/ Bridget A. Macaskill                                   Trustee                               October 26, 1995
------------------------
Bridget A. Macaskill

/s/ Elizabeth B. Moynihan*                                 Trustee                               October 26, 1995
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                                    Trustee                               October 26, 1995
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                       Trustee                               October 26, 1995
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                              Trustee                               October 26, 1995
-----------------------------
Russell S. Reynolds, Jr.

/s/ Sidney M. Robbins*                                     Trustee                               October 26, 1995
----------------------
Sidney M. Robbins

/s/ Pauline Trigere*                                       Trustee                               October 26, 1995
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*                                    Trustee                               October 26, 1995
-----------------------
Clayton K. Yeutter



*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact


                                                         OPPENHEIMER TARGET FUND

                                                              Exhibit Index


Item No.          Description of Document
--------          -----------------------
    24(b)(4)(ii)  Specimen Class B Share Certificate

24(b)(11)         Independent Auditors' Consent

24(b)(15)(ii)     Distribution and Service Plan and Agreement for Class
                  B Shares dated 11/1/95

24(b)(16)         Performance Data Computation Schedule

24(b)(17)(i)      Financial Data Schedule for Class A Shares at 12/31/94
24(b)(17)(iii)    Financial Data Schedule for Class C Shares at 12/31/94
24(b)(17)(iv)     Financial Data Schedule for Class A Shares at 6/30/95
24(b)(17)(v)      Financial Data Schedule for Class C Shares at 6/30/95